UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Insurance Series®
Global Discovery Fund
Investment portfolio

September 30, 2010
 unaudited

Common stocks — 84.29%	Shares	Value (000)

INFORMATION TECHNOLOGY — 21.53%
Google Inc., Class A1	17,500	$9,201
Oracle Corp.	135,000	3,625
QUALCOMM Inc.	80,000	3,610
Rovi Corp.1	61,700	3,110
NetEase.com, Inc. (ADR)1	74,400	2,934
Apple Inc.1	8,000	2,270
Wistron Corp.2	1,188,174	2,167
Autodesk, Inc.1	60,000	1,918
Corning Inc.	100,000	1,828
Trimble Navigation Ltd.1	50,000	1,752
AAC Acoustic Technologies Holdings Inc.2	776,000	1,692
Digital River, Inc.1	48,000	1,634
Cisco Systems, Inc.1	70,000	1,533
eBay Inc.1	60,000	1,464
MediaTek Inc.2	100,199	1,409
Yahoo! Inc.1	95,000	1,346
Monster Worldwide, Inc.1	100,000	1,296
Global Payments Inc.	30,000	1,287
NVIDIA Corp.1	100,000	1,168
Avid Technology, Inc.1	85,000	1,115
Quanta Computer Inc.2	577,000	939
CoreLogic, Inc.	45,055	863
Moneysupermarket.com Group PLC2	235,000	303
		48,464

HEALTH CARE — 16.22%
Teva Pharmaceutical Industries Ltd. (ADR)	107,000	5,644
Alere Inc.1	162,000	5,011
Emergency Medical Services Corp., Class A1	67,000	3,568
Novartis AG2	55,000	3,169
Biogen Idec Inc.1	50,700	2,845
Myriad Genetics, Inc.1	142,000	2,330
NuVasive, Inc.1	62,000	2,179
Life Technologies Corp.1	45,000	2,101
Vertex Pharmaceuticals Inc.1	40,000	1,383
Medtronic, Inc.	40,000	1,343
Hologic, Inc.1	80,000	1,281
Richter Gedeon Nyrt2	5,500	1,274
Integra LifeSciences Holdings Corp.1	32,000	1,263
Beckman Coulter, Inc.	25,000	1,220
Edwards Lifesciences Corp.1	18,000	1,207
UCB SA2	19,654	682
		36,500

FINANCIALS — 15.38%
HDFC Bank Ltd.2	63,000	3,491
Sampo Oyj, Class A2	125,000	3,379
Itaú Unibanco Holding SA, preferred nominative (ADR)	100,000	2,418
Industrial and Commercial Bank of China Ltd., Class H2	3,000,000	2,230
Moody’s Corp.	80,000	1,998
Banco Bradesco SA, preferred nominative	95,700	1,919
CapitaMalls Asia Ltd.2	1,096,000	1,804
Zions Bancorporation	80,000	1,709
HSBC Holdings PLC (Hong Kong)2	159,211	1,631
AFLAC Inc.	31,100	1,608
China Life Insurance Co. Ltd., Class H2	398,000	1,578
Deutsche Bank AG2	28,800	1,574
State Street Corp.	40,000	1,506
Tryg A/S2	25,000	1,501
Credit Suisse Group AG2	35,000	1,499
Marsh & McLennan Companies, Inc.	60,000	1,447
Longfor Properties Co. Ltd.2	1,100,000	1,246
BNP Paribas SA2	12,221	873
UBS AG1,2	42,538	724
Banco Santander, SA2	36,947	468
		34,603

CONSUMER DISCRETIONARY — 11.69%
Comcast Corp., Class A, special nonvoting shares	150,000	2,552
British Sky Broadcasting Group PLC2	254,471	2,820
Time Warner Inc.	91,666	2,810
Tractor Supply Co.	54,000	2,142
News Corp., Class A	160,000	2,090
Paddy Power PLC2	55,000	1,930
DIRECTV, Class A1	45,000	1,873
CTC Media, Inc.	85,000	1,865
Best Buy Co., Inc.	43,000	1,756
John Wiley & Sons, Inc., Class A	40,000	1,634
Texas Roadhouse, Inc.1	115,000	1,617
McGraw-Hill Companies, Inc.	40,000	1,322
Grupo Televisa, SAB, ordinary participation certificates (ADR)	44,000	832
GEOX SpA2	105,050	596
OPAP SA2	18,490	292
Next Media Ltd.1,2	1,157,000	167
		26,298

INDUSTRIALS — 7.50%
Ryanair Holdings PLC (ADR)	186,400	5,743
Serco Group PLC2	205,000	1,982
AirAsia Bhd.1,2	2,600,000	1,894
easyJet PLC1,2	316,000	1,838
SGS SA2	1,000	1,617
Capita Group PLC2	130,000	1,607
AMR Corp.1	200,000	1,254
Downer EDI Ltd.2	200,000	953
		16,888

UTILITIES — 3.99%
ENN Energy Holdings Ltd.2	2,610,000	7,482
Scottish and Southern Energy PLC2	85,000	1,494
		8,976

MATERIALS — 1.32%
Ecolab Inc.	35,000	1,776
Monsanto Co.	25,000	1,198
		2,974

TELECOMMUNICATION SERVICES — 1.00%
Millicom International Cellular SA	12,200	1,170
Philippine Long Distance Telephone Co. (ADR)	9,100	545
Philippine Long Distance Telephone Co.2	9,100	543
		2,258

ENERGY — 0.74%
Schlumberger Ltd.	27,000	1,663

CONSUMER STAPLES — 0.26%
Wal-Mart de México, SAB de CV, Series V	237,200	594

MISCELLANEOUS — 4.66%
Other common stocks in initial period of acquisition		10,495

Total common stocks (cost: $175,263,000)		189,713

Rights & warrants — 0.06%

MISCELLANEOUS — 0.06%
Other rights & warrants in initial period of acquisition		139

Total rights & warrants (cost: $0)		139

	Principal amount
Convertible securities — 0.54%	(000)

INDUSTRIALS — 0.33%
AMR Corp. 6.25% convertible notes 2014	$750	733

MISCELLANEOUS — 0.21%
Other convertible securities in initial period of acquisition		478

Total convertible securities (cost: $1,274,000)		1,211

Bonds, notes & other debt instruments — 8.75%

BONDS & NOTES OF U.S. GOVERNMENT — 8.75%
U.S. Treasury 3.50% 2020	9,485	10,298
U.S. Treasury 4.375% 2040	8,365	9,396

Total bonds, notes & other debt instruments (cost: $18,773,000)		19,694

	Principal amount	Value
Short-term securities — 5.97%	(000)	(000)

Wal-Mart Stores Inc. 0.20% due 11/3/20103	$3,600	$3,599
Freddie Mac 0.17%–0.18% due 11/22–12/13/2010	3,100	3,099
Federal Home Loan Bank 0.165% due 10/27/2010	3,000	3,000
Jupiter Securitization Co., LLC 0.26% due 12/8/20103	2,100	2,099
Ranger Funding Co. LLC 0.18% due 10/1/20103	1,300	1,300
U.S. Treasury Bill 0.153% due 11/26/2010	350	350

Total short-term securities (cost: $13,447,000)		13,447

Total investment securities (cost: $208,757,000)		224,204
Other assets less liabilities		872

Net assets		$225,076

Miscellaneous securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $61,601,000, which represented 27.37% of the net assets of the fund. This amount includes $61,596,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,998,000, which represented 3.11% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$41,954	$6,510	*	$—	$48,464
Health care	31,375	5,125	*	—	36,500
Financials	12,605	21,998	*	—	34,603
Consumer discretionary	20,493	5,805	*	—	26,298
Industrials	6,997	9,891	*	—	16,888
Utilities	—	8,976	*	—	8,976
Materials	2,974	—		—	2,974
Telecommunication services	1,715	543	*	—	2,258
Energy	1,663	—		—	1,663
Consumer staples	594	—		—	594
Miscellaneous	7,881	2,609	*	5	10,495
Rights & warrants	—	139	*	—	139
Convertible securities	478	733		—	1,211
Bonds, notes & other debt instruments	—	19,694		—	19,694
Short-term securities	—	13,447		—	13,447
Total	$128,729	$95,470		$5	$224,204

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $61,596,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2010 (dollars in thousands):

	Beginning value at 1/1/2010	Net unrealized appreciation	Ending value at 9/30/2010
Investment securities	$—	$5	$5

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2010 (dollars in thousands):			$5

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$30,154
Gross unrealized depreciation on investment securities	(14,769)
Net unrealized appreciation on investment securities	15,385
Cost of investment securities for federal income tax purposes	208,819

Key to abbreviation

ADR = American Depositary Receipts

Global Growth Fund
Investment portfolio

September 30, 2010
  unaudited

Common stocks — 94.38%	Shares	Value (000)

FINANCIALS — 15.10%
UBS AG1,2	4,170,000	$70,928
Moody’s Corp.	2,179,900	54,454
Industrial and Commercial Bank of China Ltd., Class H2	58,150,000	43,233
Agricultural Bank of China, Class H1,2	79,992,000	41,392
Allianz SE2	352,500	39,794
Prudential PLC2	3,853,747	38,571
Housing Development Finance Corp. Ltd.2	2,350,000	38,363
China Life Insurance Co. Ltd., Class H2	8,940,000	35,438
Lloyds Banking Group PLC1,2	30,000,000	35,012
Bank of Nova Scotia	538,000	28,717
DnB NOR ASA2	2,053,333	27,995
Banco Santander, SA2	2,095,607	26,551
AXA SA2	1,501,463	26,364
HSBC Holdings PLC (United Kingdom)2	2,519,415	25,514
Nomura Holdings, Inc.2	4,700,000	22,792
Macquarie Group Ltd.2	600,000	21,081
DLF Ltd.2	2,370,000	19,920
CIMB Group Holdings Bhd.2	7,500,000	19,842
JPMorgan Chase & Co.	500,000	19,035
Berkshire Hathaway Inc., Class A1	140	17,430
Itaú Unibanco Holding SA, preferred nominative	687,500	16,444
East West Bancorp, Inc.	1,002,174	16,315
Goldman Sachs Group, Inc.	105,000	15,181
Sun Hung Kai Properties Ltd.2	866,208	14,860
Wells Fargo & Co.	500,000	12,565
Bank of Ireland1,2	13,778,902	11,703
ACE Ltd.	190,000	11,067
Citigroup Inc.1	2,000,000	7,800
Ayala Land, Inc.2	19,300,000	7,725
BNP Paribas SA2	107,947	7,714
Banco De Oro Unibank, Inc.2	5,500,000	7,547
		781,347

CONSUMER DISCRETIONARY — 13.36%
Virgin Media Inc.1	5,660,000	130,293
Sony Corp.2	1,905,000	58,923
Toyota Motor Corp.2	1,452,900	52,076
Honda Motor Co., Ltd.2	1,408,800	50,114
McDonald’s Corp.	490,000	36,510
Home Depot, Inc.	1,000,000	31,680
Burberry Group PLC2	1,870,000	30,574
H & M Hennes & Mauritz AB, Class B2	752,000	27,227
adidas AG, non-registered shares2	422,000	26,156
NIKE, Inc., Class B	320,000	25,645
Sirius XM Radio Inc.1	20,000,000	24,000
Naspers Ltd., Class N2	450,000	21,989
Amazon.com, Inc.1	138,000	21,674
Dongfeng Motor Group Co., Ltd., Class H2	9,564,000	19,576
International Game Technology	1,280,000	18,496
Kesa Electricals PLC2	7,710,000	17,730
CarMax, Inc.1	610,000	16,995
Harman International Industries, Inc.1	440,000	14,700
Shimano Inc.2	240,000	12,723
Carphone Warehouse Group PLC1,2	2,812,500	12,052
Nikon Corp.2	519,400	9,666
Best Buy Co., Inc.	235,000	9,595
Carnival Corp., units	225,000	8,597
Suzuki Motor Corp.2	313,000	6,584
Esprit Holdings Ltd.2	714,321	3,850
Time Warner Inc.	100,000	3,065
Multi Screen Media Private Ltd.1,2,3	16,148	1,093
		691,583

INFORMATION TECHNOLOGY — 13.24%
Microsoft Corp.	3,360,000	82,286
Oracle Corp.	3,000,000	80,550
Texas Instruments Inc.	2,626,000	71,270
Nintendo Co., Ltd.2	205,000	51,232
Cisco Systems, Inc.1	1,981,500	43,396
Samsung Electronics Co. Ltd.2	61,045	41,600
Yahoo! Inc.1	2,830,200	40,104
Google Inc., Class A1	75,000	39,434
First Solar, Inc.1	195,000	28,733
Tyco Electronics Ltd.	866,250	25,312
ASML Holding NV (New York registered)	730,489	21,717
ASML Holding NV2	111,111	3,332
Canon, Inc.2	519,000	24,269
Apple Inc.1	78,000	22,133
Altera Corp.	550,000	16,588
SAP AG2	300,000	14,861
KLA-Tencor Corp.	412,921	14,547
Infosys Technologies Ltd.2	210,000	14,247
Hewlett-Packard Co.	320,000	13,462
Murata Manufacturing Co., Ltd.2	240,000	12,652
Hon Hai Precision Industry Co., Ltd.2	3,360,000	12,627
Cielo SA, ordinary nominative	1,215,000	10,577
		684,929

CONSUMER STAPLES — 10.94%
Anheuser-Busch InBev NV2	1,545,024	90,771
Unilever NV, depository receipts2	2,588,000	77,540
Pernod Ricard SA2	675,439	56,507
METRO AG2	743,108	48,417
British American Tobacco PLC2	820,500	30,655
Philip Morris International Inc.	500,000	28,010
Procter & Gamble Co.	450,000	26,987
Coca-Cola Co.	400,000	23,408
Avon Products, Inc.	695,800	22,342
Nestlé SA2	400,000	21,318
Wal-Mart de México, SAB de CV, Series V (ADR)	800,000	20,176
SABMiller PLC2	600,000	19,197
C&C Group PLC2	4,000,000	17,574
Woolworths Ltd.2	608,483	16,974
PepsiCo, Inc.	245,000	16,278
Kimberly-Clark de México, SAB de CV, Class A	2,300,000	14,645
Tesco PLC2	2,100,000	13,994
Danone SA2	150,430	9,009
Beiersdorf AG2	115,200	7,071
Colgate-Palmolive Co.	35,000	2,690
Japan Tobacco Inc.2	746	2,488
		566,051

HEALTH CARE — 10.66%
Novo Nordisk A/S, Class B2	1,337,700	132,404
UnitedHealth Group Inc.	2,060,000	72,327
Aetna Inc.	1,262,600	39,911
Merck & Co., Inc.	979,600	36,059
Novartis AG2	580,000	33,422
Bayer AG2	349,300	24,392
Sonic Healthcare Ltd.2	2,110,000	22,463
Hospira, Inc.1	380,000	21,664
Baxter International Inc.	390,000	18,607
UCB SA2	515,020	17,864
Smith & Nephew PLC2	1,957,000	17,854
Stryker Corp.	355,000	17,768
Shire Ltd. (ADR)	250,000	16,820
Roche Holding AG2	116,750	15,941
Mindray Medical International Ltd., Class A (ADR)	435,000	12,863
CSL Ltd.2	370,000	11,820
Gilead Sciences, Inc.1	300,000	10,683
Covance Inc.1	195,000	9,124
Intuitive Surgical, Inc.1	30,000	8,512
RHÖN-KLINIKUM AG, non-registered shares2	216,000	4,765
Nobel Biocare Holding AG2	243,500	4,382
Pharmaceutical Product Development, Inc.	78,284	1,941
		551,586

INDUSTRIALS — 8.00%
United Technologies Corp.	652,000	46,442
Siemens AG2	436,157	46,130
KBR, Inc.	1,713,000	42,208
Tyco International Ltd.	1,133,750	41,643
Geberit AG2	230,000	40,994
Actuant Corp., Class A	1,270,000	29,159
Vestas Wind Systems A/S1,2	607,370	22,863
Ryanair Holdings PLC (ADR)	733,100	22,587
Michael Page International PLC2	3,026,000	21,916
IDEX Corp.	550,000	19,531
Delta Air Lines, Inc.1	1,160,000	13,502
Masco Corp.	1,125,000	12,386
Marubeni Corp.2	2,000,000	11,335
Ingersoll-Rand PLC	300,000	10,713
East Japan Railway Co.2	150,000	9,066
FANUC LTD2	45,500	5,771
China Railway Construction Corp. Ltd., Class H2	4,290,000	5,761
Finmeccanica SpA2	480,000	5,706
Komatsu Ltd.2	155,000	3,609
Alstom SA2	30,066	1,538
JGC Corp.2	54,000	940
		413,800

TELECOMMUNICATION SERVICES — 7.33%
América Móvil, SAB de CV, Series L (ADR)	1,770,000	94,394
América Móvil, SAB de CV, Series L	8,185,000	21,804
Koninklijke KPN NV2	4,331,300	67,049
Telefónica, SA2	2,360,000	58,546
SOFTBANK CORP.2	1,751,300	57,390
China Telecom Corp. Ltd., Class H2	50,800,000	27,818
Telekom Austria AG, non-registered shares2	1,645,200	24,732
AT&T Inc.	500,000	14,300
TalkTalk Telecom Group PLC1,2	5,625,000	12,973
		379,006

ENERGY — 7.03%
TOTAL SA2	1,135,000	58,543
Oil Search Ltd.2	6,960,000	41,423
Chevron Corp.	480,000	38,904
Royal Dutch Shell PLC, Class B2	574,666	16,776
Royal Dutch Shell PLC, Class B (ADR)	233,643	13,736
Reliance Industries Ltd.2	1,384,000	30,419
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	400,000	14,508
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	380,000	12,472
Tenaris SA (ADR)	640,000	24,589
Transocean Ltd.1	350,000	22,501
INPEX CORP.2	4,670	21,986
Canadian Natural Resources, Ltd.	561,400	19,419
Schlumberger Ltd.	200,000	12,322
Suncor Energy Inc.	370,000	12,047
Imperial Oil Ltd.	257,928	9,774
Statoil ASA2	366,435	7,650
Eni SpA2	300,000	6,477
		363,546

MATERIALS — 4.83%
Sigma-Aldrich Corp.	550,000	33,209
Steel Dynamics, Inc.	2,300,000	32,453
Dow Chemical Co.	1,100,000	30,206
Potash Corp. of Saskatchewan Inc.	176,900	25,480
Akzo Nobel NV2	338,100	20,917
Holcim Ltd2	324,908	20,887
First Quantum Minerals Ltd.	225,000	17,112
Alcoa Inc.	1,270,000	15,380
Barrick Gold Corp.	300,000	13,887
CRH PLC2	616,100	10,155
Nitto Denko Corp.2	200,000	7,844
Shin-Etsu Chemical Co., Ltd.2	160,000	7,813
Weyerhaeuser Co.	488,681	7,701
Rio Tinto PLC2	120,000	7,046
		250,090

UTILITIES — 1.82%
GDF SUEZ2	1,232,805	44,271
SUEZ Environnement Co.2	1,295,000	23,967
International Power PLC2	2,200,000	13,425
CLP Holdings Ltd.2	1,600,000	12,775
		94,438

MISCELLANEOUS — 2.07%
Other common stocks in initial period of acquisition		107,116

Total common stocks (cost: $3,868,331,000)		4,883,492

		Value
Preferred stocks — 0.16%	Shares	(000)

FINANCIALS — 0.16%
SMFG Preferred Capital USD 3 Ltd. 9.50%4,5	6,960,000	$7,960
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative4	400,000	431

Total preferred stocks (cost: $6,891,000)		8,391

	Principal amount
Short-term securities — 5.86%	(000)

KfW 0.19%–0.24% due 10/28–11/18/20104	$51,500	51,490
Novartis Finance Corp. 0.18% due 10/6/20104	25,000	24,999
Novartis Securities Investment Ltd. 0.21% due 10/20/20104	24,900	24,896
Freddie Mac 0.165%–0.18% due 11/18–12/13/2010	37,900	37,890
Straight-A Funding LLC 0.24%–0.26% due 10/19–10/26/20104	35,000	34,994
U.S. Treasury Bills 0.15%–0.158% due 11/12–11/18/2010	30,600	30,594
Nestlé Capital Corp. 0.21% due 10/12/20104	25,000	24,998
Thunder Bay Funding, LLC 0.23% due 10/13/20104	22,000	21,998
Fannie Mae 0.17% due 11/16/2010	18,600	18,596
Commonwealth Bank of Australia 0.27% due 10/29/20104	10,000	9,998
Coca-Cola Co. 0.22% due 12/1/20104	9,900	9,896
Société Générale North America, Inc. 0.20% due 10/1/2010	8,600	8,600
Ranger Funding Co. LLC 0.18% due 10/1/20104	4,100	4,100

Total short-term securities (cost: $303,050,000)		303,049

Total investment securities (cost: $4,178,272,000)		5,194,932
Other assets less liabilities		(20,792)

Net assets		$5,174,140

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,659,201,000, which represented 51.39% of the net assets of the fund. This amount includes $2,658,108,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 9/6/2000–4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $215,760,000, which represented 4.17% of the net assets of the fund.

5Coupon rate may change periodically.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Financials	$199,008	$582,339	*	$—	$781,347
Consumer discretionary	341,250	349,240	*	1,093	691,583
Information technology	510,109	174,820	*	—	684,929
Consumer staples	154,536	411,515	*	—	566,051
Health care	266,279	285,307	*	—	551,586
Industrials	238,171	175,629	*	—	413,800
Telecommunication services	130,498	248,508	*	—	379,006
Energy	180,272	183,274	*	—	363,546
Materials	175,428	74,662	*	—	250,090
Utilities	—	94,438	*	—	94,438
Miscellaneous	28,740	78,376	*	—	107,116
Preferred stocks	—	8,391		—	8,391
Short-term securities	—	303,049		—	303,049
Total	$2,224,291	$2,969,548		$1,093	$5,194,932

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,658,108,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2010 (dollars in thousands):

	Beginning value at 1/1/2010	Net sales	Net unrealized depreciation	Net transfers out of Level 3†	Ending value at 9/30/2010
Investment securities	$14,508	$(5,942)	$(2,851)	$(4,622)	$1,093

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2010 (dollars in thousands):					$35

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,147,408
Gross unrealized depreciation on investment securities	(140,545)
Net unrealized appreciation on investment securities	1,006,863
Cost of investment securities for federal income tax purposes	4,188,069

Key to abbreviation

ADR = American Depositary Receipts

Global Small Capitalization Fund
Investment portfolio

September 30, 2010
  unaudited

Common stocks — 85.41%	Shares	Value (000)

INFORMATION TECHNOLOGY — 16.21%
Rovi Corp.1	1,202,100	$60,598
AAC Acoustic Technologies Holdings Inc.2	27,229,100	59,383
Kingboard Chemical Holdings Ltd.2	11,482,000	57,967
Kingboard Laminates Holdings Ltd.2	55,486,509	56,444
Hittite Microwave Corp.1	525,000	25,016
Ralink Technology Corp.2	5,614,800	23,144
VTech Holdings Ltd.2	2,124,000	21,709
Delta Electronics (Thailand) PCL2	23,250,000	20,859
AOL Inc.1	814,909	20,169
Infotech Enterprises Ltd.2	5,171,976	18,053
RichTek Technology Corp.2	2,415,000	17,926
Quantum Corp.1	8,423,211	17,857
DTS, Inc.1	447,119	17,066
Intersil Corp., Class A	1,453,000	16,986
Semtech Corp.1	840,000	16,960
PixArt Imaging Inc.2	2,890,000	14,145
Monster Worldwide, Inc.1	1,045,000	13,543
SuccessFactors, Inc.1	470,000	11,802
Halma PLC2	2,182,500	10,865
FormFactor, Inc.1	1,133,000	9,744
Hana Microelectronics PCL2	11,370,000	9,547
Cirrus Logic, Inc.1	505,600	9,020
Tripod Technology Corp.2	1,940,000	7,384
Wistron Corp.2	3,256,072	5,938
Spectris PLC2	340,000	5,737
Global Unichip Corp.2	1,601,139	5,685
Digital River, Inc.1	157,770	5,370
Global Payments Inc.	95,000	4,075
OnMobile Global Ltd.1,2	470,000	3,587
Playtech Ltd.2	460,000	3,137
Redington (India) Ltd.2	1,458,300	2,936
Varian Semiconductor Equipment Associates, Inc.1	90,000	2,590
OBIC Co., Ltd.2	12,630	2,391
SEEK Ltd.2	250,263	1,813
MKS Instruments, Inc.1	88,000	1,582
HSW International, Inc.1,3	190,216	1,176
HSW International, Inc.1,2,4	67,431	297
CoreLogic, Inc.	49,540	949
KAB Distribution Inc.1,2	1,500,000	—
		583,450

CONSUMER DISCRETIONARY — 15.26%
Modern Times Group MTG AB, Class B2	613,500	45,725
Jumbo SA2	6,196,770	41,675
Hankook Tire Co., Ltd.2	1,209,620	34,955
Strayer Education, Inc.	198,700	34,673
Pantaloon Retail (India) Ltd.2	2,500,000	26,908
Pantaloon Retail (India) Ltd., Class B2	200,000	1,676
Lions Gate Entertainment Corp.1	3,450,000	25,357
CTC Media, Inc.	1,100,000	24,134
Paddy Power PLC2	656,000	23,019
Golden Eagle Retail Group Ltd.2	7,845,000	22,208
Minth Group Ltd.2	10,666,000	21,281
Fourlis2	2,490,649	19,959
Galaxy Entertainment Group Ltd.1,2	20,263,000	18,085
John Wiley & Sons, Inc., Class A	414,896	16,953
Melco Crown Entertainment Ltd. (ADR)1	3,052,763	15,539
ASOS PLC1,2	800,000	14,282
Parkson Retail Group Ltd.2	8,091,500	14,020
AutoNation, Inc.1	550,000	12,787
Signet Jewelers Ltd.1	383,000	12,156
Cheil Worldwide Inc.2	927,500	10,989
Stella International Holdings Ltd.2	5,259,500	10,317
Mitchells & Butlers PLC1,2	2,194,000	10,024
Blue Nile, Inc.1	182,400	8,115
CKX, Inc.1	1,600,000	7,840
Central European Media Enterprises Ltd., Class A1	290,000	7,236
Ekornes ASA2	293,100	7,178
Brunswick Corp.	430,000	6,545
GEOX SpA2	1,145,750	6,503
Group 1 Automotive, Inc.1	200,000	5,976
P.F. Chang’s China Bistro, Inc.	100,000	4,620
Shopper’s Stop Ltd.2	315,000	4,595
Rightmove PLC2	395,665	4,559
Toll Corp.1	225,000	4,280
Mood Media Corp.1,3	2,125,000	3,924
Great Wall Motor Co. Ltd., Class H2	1,418,000	3,827
Oceanus Group Ltd.1,2	13,152,821	3,206
American Axle & Manufacturing Holdings, Inc.1	352,000	3,175
Intercontinental Hotels Group PLC2	173,562	3,108
Titan Industries Ltd.2	30,500	2,219
Timberland Co., Class A1	110,000	2,179
Little Sheep Group Ltd., Class H2	2,391,000	1,618
Bloomsbury Publishing PLC2	625,000	1,156
Ten Alps PLC1,2	2,600,000	592
Phorm, Inc.1,2	125,000	128
Forbes Travel Guide, Inc.1,2,4	219,739	58
CEC Unet PLC1,2	14,911,148	—
		549,359

INDUSTRIALS — 11.78%
International Container Terminal Services, Inc.2	47,285,000	41,305
Intertek Group PLC2	1,385,000	39,856
Pursuit Dynamics PLC1,2,5	4,529,200	27,933
Continental Airlines, Inc., Class B1	965,250	23,977
Jain Irrigation Systems Ltd.2	671,600	17,758
MSC Industrial Direct Co., Inc., Class A	323,800	17,498
AMR Corp.1	2,450,000	15,361
Goodpack Ltd.2	10,490,000	15,245
Copart, Inc.1	454,500	14,985
Johnson Electric Holdings Ltd.2	27,405,000	14,453
Herman Miller, Inc.	720,000	14,170
TrueBlue, Inc.1	843,900	11,519
Lonking Holdings Ltd.2	9,965,000	10,053
Prysmian SpA2	525,000	9,610
easyJet PLC1,2	1,525,000	8,868
AirAsia Bhd.1,2	11,878,000	8,652
Lonrho PLC1,2	49,607,000	8,575
JVM Co., Ltd.1,2,5	411,500	8,469
Eveready Industries India Ltd.2,5	4,370,000	6,695
Tiger Airways Holdings Ltd.1,2	3,939,000	6,059
SATS Ltd.2	2,750,000	5,957
Horizon North Logistics Inc.1	2,700,000	5,694
Hays PLC2	3,180,000	5,654
BELIMO Holding AG2	3,450	5,580
Temp Holdings Co., Ltd.2	565,000	5,161
Uponor Oyj2	303,000	5,017
Pipavav Shipyard Ltd.1,2	2,340,000	4,938
S1 Corp.2	88,000	4,831
Northgate PLC1,2	1,307,270	4,454
Downer EDI Ltd.2	926,000	4,413
Shun Tak Holdings Ltd.2	6,560,000	4,203
Seco Tools AB, Class B1,2	275,000	3,730
Landstar System, Inc.	95,000	3,669
Sintex Industries Ltd.2	429,100	3,665
Gardner Denver, Inc.	65,900	3,538
Standard Parking Corp.1	190,000	3,249
Kaba Holding AG2	9,500	3,171
Pfeiffer Vacuum Technology AG, non-registered shares2	32,000	3,028
Geberit AG2	16,500	2,941
Houston Wire & Cable Co.	267,600	2,684
Zenergy Power PLC1,2,5	4,073,000	2,499
Dalian Port (PDA) Co. Ltd., Class H2	5,600,000	2,317
Heidelberger Druckmaschinen AG, non-registered shares1,2	441,000	2,114
Frigoglass SAIC2	160,610	1,980
Ellaktor SA2	423,457	1,679
Interline Brands, Inc.1	88,800	1,602
Watsco, Inc.	28,000	1,559
Beacon Roofing Supply, Inc.1	95,000	1,384
PRONEXUS INC.2	237,200	1,317
United Stationers Inc.1	16,000	856
American Shipping Co. ASA1,2	187,794	172
Aker Philadelphia Shipyard ASA1,2,3	110,800	64
		424,161

MATERIALS — 10.86%
African Minerals Ltd.1,2	8,105,000	50,361
African Minerals Ltd.1,2,3	2,480,000	15,410
Midas Holdings Ltd.2,5	46,865,000	35,528
Midas Holdings Ltd. (HKD denominated)2,5	12,447,000	9,436
European Goldfields Ltd.1,2	3,741,100	39,688
Eastern Platinum Ltd.1	18,975,000	26,188
Allied Gold Ltd.1,2,5	38,040,274	18,019
Allied Gold Ltd. (CDI)1,2,5	12,000,000	5,376
Allied Gold Ltd. (GBP denominated)1,2,5	3,800,000	1,703
Jaguar Mining Inc.1	3,329,500	21,519
Lynas Corp. Ltd.1,2	12,564,600	16,578
Kenmare Resources PLC1,2	41,598,159	13,163
Kenmare Resources PLC1,2,3	7,047,991	2,230
OCI Materials Co., Ltd.2	135,000	12,538
China Forestry Holdings Co., Ltd.2	27,000,000	11,805
Huabao International Holdings Ltd.2	7,409,000	11,547
Centamin Egypt Ltd.1,2	3,828,024	10,648
FUCHS PETROLUB AG2	91,000	9,645
Cheil Industries Inc.2	100,500	8,796
Symrise AG2	250,000	6,959
African Petroleum Corp. Ltd.1	10,090,909	6,827
Mwana Africa PLC1,2,3,5	30,000,000	6,470
Mwana Africa PLC1,2,5	192,500	42
International Petroleum Ltd.1	23,959,703	6,369
AK Steel Holding Corp.	455,000	6,284
Rusoro Mining Ltd.1,3	12,500,000	2,855
Rusoro Mining Ltd.1	13,030,432	2,976
Aquarius Platinum Ltd.2	827,728	4,434
MBAC Fertilizer Corp.1	1,749,000	4,318
Mineral Deposits Ltd.1,2	2,089,853	2,111
Mineral Deposits Ltd. (CAD denominated)1	2,172,000	2,175
Sika AG, non-registered shares2	1,900	3,508
Harry Winston Diamond Corp. (CAD denominated)1	249,800	2,906
Harry Winston Diamond Corp.1	40,200	468
SOL SpA2	520,000	3,192
J.K. Cement Ltd.2	560,000	2,130
Sundance Resources Ltd.1,2	7,400,000	1,772
Gemfields Resources PLC1,2,5	12,000,000	966
Gemfields Resources PLC1,2,3,5	8,149,333	656
China Shanshui Cement Group Ltd.2	2,279,000	1,398
Hard Creek Nickel Corp.1	2,995,650	917
Chaarat Gold Holdings Ltd.1,2,3	910,000	643
Orsu Metals Corp.1	588,231	200
		390,754

HEALTH CARE — 8.67%
Savient Pharmaceuticals, Inc.1	1,576,400	36,052
Alere Inc.1	784,577	24,267
Emergency Medical Services Corp., Class A1	455,600	24,261
ZOLL Medical Corp.1	727,424	23,474
athenahealth, Inc.1	696,002	22,982
JSC Pharmstandard (GDR)1,2	946,865	21,214
Illumina, Inc.1	422,000	20,762
Volcano Corp.1	679,278	17,648
Fleury SA, ordinary nominative	1,050,500	13,038
EGIS Nyrt.2	114,300	12,544
Myriad Genetics, Inc.1	653,700	10,727
Genomma Lab Internacional, SAB de CV, Series B1	4,950,000	9,518
Greatbatch, Inc.1	405,200	9,396
NuVasive, Inc.1	244,900	8,606
Endo Pharmaceuticals Holdings Inc.1	197,600	6,568
ResMed Inc.1	200,000	6,562
Omega Pharma NV2	160,000	5,966
Merck Ltd.2	370,857	5,833
American Medical Systems Holdings, Inc.1	254,936	4,992
Invacare Corp.	180,000	4,772
Array BioPharma Inc.1	1,115,000	3,601
Integra LifeSciences Holdings Corp.1	72,950	2,879
QRxPharma Ltd.1,2	3,000,000	2,876
Amylin Pharmaceuticals, Inc.1	134,500	2,804
ArthroCare Corp.1	98,000	2,664
Hologic, Inc.1	140,000	2,241
Martek Biosciences Corp.1	90,000	2,037
Beckman Coulter, Inc.	38,300	1,869
Laboratorios Farmacéuticos ROVI, SA2	255,000	1,766
Ondine Biopharma Corp.1,3	2,620,000	102
Ondine Biopharma Corp. (GBP denominated)1,2,3	490,000	21
Ondine Biopharma Corp.1	400,000	15
		312,057

FINANCIALS — 6.65%
Daegu Bank, Ltd.2	1,553,320	20,450
Industrial and Commercial Bank of China (Asia) Ltd.2	5,248,346	19,279
Busan Bank2	1,389,000	17,116
City National Corp.	276,405	14,669
Banco Daycoval SA, preferred nominative	1,857,100	12,227
National Financial Partners Corp.1	963,700	12,210
Banco Pine SA, preferred nominative	1,500,000	12,190
Portfolio Recovery Associates, Inc.1	181,700	11,747
Synovus Financial Corp.	4,129,300	10,158
Banco Cruzeiro do Sul SA, preferred nominative	1,377,100	9,929
Dah Sing Financial Holdings Ltd.2	1,200,000	9,271
East West Bancorp, Inc.	473,392	7,707
Azimut Holding SpA2	772,666	7,583
Banco Panamericano SA, preferred nominative	1,516,700	7,530
Zions Bancorporation	321,100	6,859
Kiatnakin Bank PCL2	4,800,000	6,160
Airesis SA1,2,5	3,294,151	5,966
Starwood Property Trust, Inc.	250,000	4,967
First Southern Bancorp, Inc.1,2,4	232,830	4,913
Banco ABC Brasil SA, preferred nominative	469,300	4,715
SVB Financial Group1	107,600	4,554
CDL Hospitality Trusts2	2,565,000	4,161
Oriental Financial Group Inc.3	297,702	3,959
Frasers Centrepoint Trust2	3,440,000	3,877
Gruppo MutuiOnline SpA2	475,000	3,519
Champion Real Estate Investment Trust2	6,427,047	3,316
United Bankshares, Inc.	105,000	2,613
Paraná Banco SA, preferred nominative	382,280	2,422
Mahindra Lifespace Developers Ltd.2	220,356	2,340
Islamic Arab Insurance Co. (Salama)1,2	5,250,000	1,271
National Penn Bancshares, Inc.	144,300	902
FirstMerit Corp.	46,500	852
		239,432

ENERGY — 4.21%
Comstock Resources, Inc.1	975,000	21,928
Cimarex Energy Co.	309,000	20,450
Heritage Oil Ltd.2	4,063,000	18,975
Karoon Gas Australia Ltd.1,2	2,076,790	15,156
Circle Oil PLC1,2	22,687,000	12,657
Exillon Energy PLC1,2	3,675,000	11,639
ShaMaran Petroleum Corp.1,3	14,400,000	8,397
Petroplus Holdings AG1,2	610,000	7,406
Argos Resources Ltd.1,2	6,450,000	5,574
Frontier Oil Corp.	380,000	5,092
Petroceltic International PLC1,2	28,094,000	4,855
LNG Energy Ltd.1,3,5	16,500,000	4,169
Borders & Southern Petroleum PLC1,2	3,340,000	3,782
Wildhorse Energy Ltd.1,2	11,220,000	3,146
Petrodorado Energy Ltd.1,3	6,800,000	2,247
Gulf Keystone Petroleum Ltd.1,2,3	1,000,000	2,203
Regal Petroleum PLC1,2	5,155,000	1,498
BNK Petroleum Inc.1	508,600	1,186
Leni Gas & Oil PLC1,2,3	25,500,000	1,102
		151,462

UTILITIES — 3.49%
ENN Energy Holdings Ltd.2	37,329,700	107,018
Hyflux Ltd2	7,852,000	18,560
		125,578

CONSUMER STAPLES — 2.83%
Kernel Holding SA1,2	1,300,000	29,492
Hite Brewery Co., Ltd.2	160,855	17,916
Strauss Group Ltd.2	740,719	11,047
Ralcorp Holdings, Inc.1	180,000	10,526
Ruinian International Ltd.2	10,400,000	8,683
Nong Shim Co., Ltd.2	40,505	7,741
Drogasil SA, ordinary nominative	279,900	7,146
Hypermarcas SA, ordinary nominative1	320,000	4,972
PureCircle Ltd. (CDI)1,2	1,845,238	4,348
		101,871

TELECOMMUNICATION SERVICES — 0.71%
tw telecom inc.1	605,000	11,235
Leap Wireless International, Inc.1	480,000	5,928
Total Access Communication PCL2	2,403,300	3,324
StarHub Ltd2	1,372,250	2,695
Partner Communications Co. Ltd.2	125,000	2,320
		25,502

MISCELLANEOUS — 4.74%
Other common stocks in initial period of acquisition		170,772

Total common stocks (cost: $2,445,157,000)		3,074,398

Rights & warrants — 0.06%

ENERGY — 0.01%
Petrodorado Energy Ltd., warrants, expire 20121,2,3	6,800,000	398
Leni Gas & Oil PLC, warrants, expire 20131,2,3	12,750,000	4
		402

MATERIALS — 0.00%
Rusoro Mining Ltd., warrants, expire 20121,3	4,500,000	110
Rusoro Mining Ltd., warrants, expire 20121,2	755,882	1
Rusoro Mining Ltd., warrants, expire 20111,2	833,334	1
		112

MISCELLANEOUS — 0.05%
Other rights & warrants in initial period of acquisition		1,714

Total rights & warrants (cost: $3,113,000)		2,228

	Shares or
Convertible securities — 0.29%	principal amount

FINANCIALS — 0.18%
Synovus Financial Corp. 8.25% convertible preferred 2013, units	210,700	5,040
National Financial Partners Corp. 4.00% convertible notes 20173	$1,000,000	1,185
First Southern Bancorp, Inc., Series C, convertible preferred1,2,4	398	398
		6,623

TELECOMMUNICATION SERVICES — 0.11%
tw telecom inc. 2.375% convertible debentures 2026	$3,300,000	3,869

Total convertible securities (cost: $9,144,000)		10,492

	Principal amount
Bonds, notes & other debt instruments — 4.33%	(000)

BONDS & NOTES OF U.S. GOVERNMENT — 4.25%
U.S. Treasury 3.50% 2020	$121,625	132,043
U.S. Treasury 4.375% 2040	18,645	20,944
		152,987

FINANCIALS — 0.08%
Zions Bancorporation 5.65% 2014	525	522
Zions Bancorporation 5.50% 2015	30	30
Zions Bancorporation 6.00% 2015	2,234	2,221
		2,773

Total bonds, notes & other debt instruments (cost: $148,319,000)		155,760

Short-term securities — 9.42%

Ranger Funding Co. LLC 0.23% due 10/4/20103	44,700	44,699
Bank of America Corp. 0.24% due 11/29/2010	23,500	23,490
Wal-Mart Stores Inc. 0.20% due 10/19–10/27/20103	54,700	54,694
Novartis Securities Investment Ltd. 0.21%–0.22% due 10/1–10/14/20103	32,600	32,598
Freddie Mac 0.19%–0.23% due 10/15–12/8/2010	30,170	30,165
PepsiCo Inc. 0.20% due 11/9/20103	27,800	27,794
Fannie Mae 0.23%–0.31% due 10/27/2010–2/1/2011	25,217	25,205
Federal Home Loan Bank 0.185% due 12/27/2010	25,000	24,989
Jupiter Securitization Co., LLC 0.26% due 10/18/20103	23,600	23,597
Commonwealth Bank of Australia 0.25% due 12/15/20103	22,000	21,988
UBS Finance (Delaware) LLC 0.19% due 10/1/2010	20,000	20,000
Nestlé Capital Corp. 0.21% due 10/12/20103	10,000	9,999

Total short-term securities (cost: $339,213,000)		339,218

Total investment securities (cost: $2,944,946,000)		3,582,096
Other assets less liabilities		17,740

Net assets		$3,599,836

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,868,855,000, which represented 51.92% of the net assets of the fund. This amount includes $1,849,520,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $272,694,000, which represented 7.58% of the net assets of the fund.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of net
	date	(000)	(000)	assets

First Southern Bancorp, Inc.	12/17/2009	$4,913	$4,913	.14%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	398	398	.01
HSW International, Inc.	12/17/2007	2,075	297	.01
Forbes Travel Guide, Inc.	12/17/2007	55	58	.00

Total restricted securities		$7,441	$5,666	.16%

5The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2010(000)

Midas Holdings Ltd.	40,325,000	6,540,000	—	46,865,000	$192	$35,528
Midas Holdings Ltd. (HKD denominated)	—	12,447,000	—	12,447,000	—	9,436
Pursuit Dynamics PLC	4,229,200	300,000	—	4,529,200	—	27,933
Allied Gold Ltd.	38,040,274	—	—	38,040,274	—	18,019
Allied Gold Ltd. (CDI)	12,000,000	—	—	12,000,000	—	5,376
Allied Gold Ltd. (GBP denominated)	3,800,000	—	—	3,800,000	—	1,703
JVM Co., Ltd.	411,500	—	—	411,500	—	8,469
Eveready Industries India Ltd.	—	4,370,000	—	4,370,000	45	6,695
Mwana Africa PLC	—	30,000,000	—	30,000,000	—	6,470
Mwana Africa PLC	192,500	—	—	192,500	—	42
Airesis SA	3,294,151	—	—	3,294,151	—	5,966
LNG Energy Ltd.	—	16,500,000	—	16,500,000	—	4,169
Zenergy Power PLC	2,000,000	2,073,000	—	4,073,000	—	2,499
Gemfields Resources PLC	2,000,000	10,000,000	—	12,000,000	—	966
Gemfields Resources PLC	8,149,333	—	—	8,149,333	—	656
Conquest Mining Ltd.*	20,000,000	—	20,000,000	—	—	—
Fourlis*	2,804,285	—	313,636	2,490,649	781	—
International Petroleum Ltd.*†	2,894,353	21,065,350	—	23,959,703	—	—
Jumbo SA*	7,141,333	—	944,563	6,196,770	—	—
Kenmare Resources PLC*	21,637,759	19,960,400	—	41,598,159	—	—
Kenmare Resources PLC*	—	7,047,991	—	7,047,991	—	—
					$1,018	$133,927

*Unaffiliated issuer at 9/30/2010.
†This security was an unaffiliated issuer in its initial period of acquisition at 12/31/2009; it was not publicly disclosed.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$234,503	$348,650	*	$297	$583,450
Consumer discretionary	195,489	353,812	*	58	549,359
Industrials	121,745	302,416	*	—	424,161
Materials	84,002	306,752	*	—	390,754
Health care	261,837	50,220	*	—	312,057
Financials	130,210	104,309	*	4,913	239,432
Energy	63,469	87,993	*	—	151,462
Utilities	—	125,578	*	—	125,578
Consumer staples	22,644	79,227	*	—	101,871
Telecommunication services	17,163	8,339	*	—	25,502
Miscellaneous	75,365	95,254	*	153	170,772
Rights & warrants	1,742	486		—	2,228
Convertible securities	5,040	5,054		398	10,492
Bonds, notes & other debt instruments	—	155,760		—	155,760
Short-term securities	—	339,218		—	339,218
Total	$1,213,209	$2,363,068		$5,819	$3,582,096

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,849,520,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2010 (dollars in thousands):

	Beginning value	Net purchases	Net realized	Net unrealized	Net transfers	Ending value
	at 1/1/2010	and sales	loss	appreciation	out of Level 3†	at 9/30/2010
Investment securities	$24,986	$(551)	$(14,574)	$11,599	$(15,641)	$5,819

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2010 (dollars in thousands):						$305

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$896,022
Gross unrealized depreciation on investment securities	(321,234)
Net unrealized appreciation on investment securities	574,788
Cost of investment securities for federal income tax purposes	3,007,308

Key to abbreviations

ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
HKD = Hong Kong dollars

Growth Fund
Investment portfolio

September 30, 2010
unaudited

Common stocks — 95.37%	Shares	Value (000)

INFORMATION TECHNOLOGY — 17.56%
Apple Inc.1	2,110,000	$598,713
Google Inc., Class A1	1,103,000	579,946
First Solar, Inc.1	2,885,095	425,119
Oracle Corp.	13,868,800	372,377
EMC Corp.1	13,150,000	267,076
Cisco Systems, Inc.1	11,709,000	256,427
Microsoft Corp.	9,520,000	233,145
Lender Processing Services, Inc.2	5,785,000	192,236
Red Hat, Inc.1	4,318,300	177,050
Fidelity National Information Services, Inc.	5,403,263	146,591
Corning Inc.	7,850,000	143,498
International Business Machines Corp.	1,000,000	134,140
Texas Instruments Inc.	3,925,000	106,524
FLIR Systems, Inc.1	4,080,800	104,877
Avago Technologies Ltd.1	4,370,700	98,384
Linear Technology Corp.	2,895,000	88,963
Juniper Networks, Inc.1	2,500,000	75,875
ASML Holding NV3	2,250,000	67,465
Visa Inc., Class A	807,028	59,930
KLA-Tencor Corp.	1,610,000	56,720
Dolby Laboratories, Inc., Class A1	976,000	55,447
Samsung Electronics Co. Ltd.3	81,000	55,198
Intuit Inc.1	995,000	43,591
Heartland Payment Systems, Inc.2	2,426,600	36,933
Yahoo! Inc.1	2,465,000	34,929
Digital River, Inc.1	1,020,000	34,721
Tyco Electronics Ltd.	1,149,125	33,577
		4,479,452

CONSUMER DISCRETIONARY — 16.32%
Amazon.com, Inc.1	2,914,000	457,673
Home Depot, Inc.	10,556,000	334,414
Wynn Macau, Ltd.1,3	157,230,000	271,346
Wynn Resorts, Ltd.	3,120,000	270,722
CarMax, Inc.1	9,056,075	252,302
Chipotle Mexican Grill, Inc.1	1,241,400	213,521
Las Vegas Sands Corp.1	5,962,500	207,793
Johnson Controls, Inc.	6,299,100	192,123
lululemon athletica inc.1,2	4,000,000	178,880
Best Buy Co., Inc.	4,100,000	167,403
Lowe’s Companies, Inc.	7,446,000	165,971
Tiffany & Co.	2,953,000	138,761
NIKE, Inc., Class B	1,320,000	105,785
Starbucks Corp.	3,960,578	101,312
Target Corp.	1,886,400	100,809
Time Warner Inc.	3,131,000	95,965
Marriott International, Inc., Class A	2,514,430	90,092
Capella Education Co.1,2	1,086,826	84,359
WMS Industries Inc.1	2,086,000	79,414
Harman International Industries, Inc.1	2,245,000	75,005
Shaw Communications Inc., Class B, nonvoting	3,250,000	71,533
Penn National Gaming, Inc.1	2,363,000	69,968
Strayer Education, Inc.	400,000	69,800
Shimano Inc.3	1,100,000	58,315
Comcast Corp., Class A	3,145,000	56,862
Blue Nile, Inc.1,2	1,043,000	46,403
Sands China Ltd.1,3	19,620,000	35,404
Time Warner Cable Inc.	650,000	35,094
Weight Watchers International, Inc.	1,062,000	33,124
Toyota Motor Corp.3	765,000	27,420
Sirius XM Radio Inc.1	22,828,900	27,395
McGraw-Hill Companies, Inc.	650,000	21,489
Naspers Ltd., Class N3	362,327	17,705
News Corp., Class A	425,000	5,551
Education Management Corp.1	244,700	3,592
		4,163,305

FINANCIALS — 14.46%
Wells Fargo & Co.	17,140,996	430,753
Goldman Sachs Group, Inc.	2,950,000	426,511
Berkshire Hathaway Inc., Class A1	2,115	263,317
Bank of America Corp.	16,430,000	215,397
Fairfax Financial Holdings Ltd.	230,000	93,636
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	87,555
Citigroup Inc.1	43,645,000	170,215
JPMorgan Chase & Co.	3,968,200	151,069
Agricultural Bank of China, Class H1,3	261,494,000	135,311
YES BANK Ltd.3	17,080,000	132,912
Onex Corp.	4,600,500	129,265
XL Group PLC	5,900,000	127,794
American Express Co.	3,000,000	126,090
Bank of Nova Scotia	1,900,000	101,417
Aon Corp.	2,260,000	88,389
PNC Financial Services Group, Inc.	1,652,480	85,780
Morgan Stanley	3,000,000	74,040
Jefferies Group, Inc.	3,000,000	68,070
Industrial and Commercial Bank of China Ltd., Class H3	89,000,000	66,169
Bank of New York Mellon Corp.	2,368,800	61,897
Marsh & McLennan Companies, Inc.	2,500,000	60,300
ACE Ltd.	965,000	56,211
Moody’s Corp.	2,250,000	56,205
New York Community Bancorp, Inc.	3,400,000	55,250
Hancock Holding Co.	1,733,000	52,111
Toronto-Dominion Bank	680,000	49,204
Northern Trust Corp.	982,000	47,372
Old National Bancorp	4,077,000	42,809
MB Financial, Inc.	2,535,500	41,126
AMP Ltd.3	8,254,834	40,773
People’s United Financial, Inc.	3,000,000	39,270
Bond Street Holdings LLC, Class A1,3,4	1,625,000	34,125
Laurentian Bank of Canada	630,000	26,813
Bank of Ireland1,3	22,740,442	19,314
T. Rowe Price Group, Inc.	315,000	15,770
Umpqua Holdings Corp.	1,300,000	14,742
Sterling Financial Corp.1,3,5	6,450,000	1,290
		3,688,272

ENERGY — 12.71%
Suncor Energy Inc.	12,164,081	396,051
Pacific Rubiales Energy Corp.1	12,550,000	352,873
Canadian Natural Resources, Ltd.	8,251,400	285,419
Schlumberger Ltd.	3,478,700	214,323
Tenaris SA (ADR)	5,410,000	207,852
Devon Energy Corp.	3,094,700	200,351
Core Laboratories NV	2,200,000	193,688
Noble Energy, Inc.	2,400,000	180,216
Concho Resources Inc.1	2,500,000	165,425
Denbury Resources Inc.1	9,810,800	155,894
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	4,260,000	154,510
EOG Resources, Inc.	1,198,328	111,408
MEG Energy Corp.1	3,000,000	104,529
Murphy Oil Corp.	1,636,000	101,301
Oceaneering International, Inc.1	1,500,000	80,790
Oasis Petroleum Inc.1	3,570,000	69,151
Rosetta Resources Inc.1	2,400,000	56,376
Apache Corp.	550,000	53,768
BG Group PLC3	3,050,000	53,630
Uranium One Inc.1	9,562,200	32,249
Cobalt International Energy, Inc.1	2,500,000	23,875
Hess Corp.	324,000	19,155
Niko Resources Ltd.	173,100	17,036
Crescent Point Energy Corp.	275,000	10,132
		3,240,002

MATERIALS — 9.47%
Newmont Mining Corp.	6,305,000	396,017
Barrick Gold Corp.	8,000,000	370,320
Potash Corp. of Saskatchewan Inc.	2,405,100	346,430
Rio Tinto PLC3	3,902,955	229,178
Freeport-McMoRan Copper & Gold Inc.	2,000,000	170,780
Cliffs Natural Resources Inc.	2,200,000	140,624
FMC Corp.	2,000,000	136,820
Gold Fields Ltd.3	8,000,000	121,765
Walter Energy, Inc.	1,300,000	105,677
Praxair, Inc.	1,135,000	102,445
Shin-Etsu Chemical Co., Ltd.3	1,835,000	89,603
CRH PLC3	3,871,536	63,813
Monsanto Co.	1,252,600	60,037
Dow Chemical Co.	1,674,900	45,993
First Quantum Minerals Ltd.	473,700	36,026
		2,415,528

HEALTH CARE — 9.37%
Intuitive Surgical, Inc.1	1,055,000	299,346
Gilead Sciences, Inc.1	7,660,000	272,773
Hospira, Inc.1	3,400,000	193,834
Vertex Pharmaceuticals Inc.1	5,019,246	173,515
UnitedHealth Group Inc.	4,248,700	149,172
ResMed Inc.1	4,070,000	133,537
Covance Inc.1	2,845,000	133,117
Grifols, SA3	8,770,000	125,725
Allergan, Inc.	1,620,000	107,779
Edwards Lifesciences Corp.1	1,500,000	100,575
Amgen Inc.1	1,775,197	97,831
Baxter International Inc.	1,930,000	92,080
Stryker Corp.	1,810,955	90,638
Merck & Co., Inc.	2,195,788	80,827
Shire Ltd. (ADR)	1,150,000	77,372
Cardinal Health, Inc.	2,200,000	72,688
McKesson Corp.	665,000	41,084
St. Jude Medical, Inc.1	883,000	34,737
Medtronic, Inc.	1,000,000	33,580
Celgene Corp.1	552,803	31,847
Aetna Inc.	1,000,000	31,610
Aveta Inc.3,4	2,843,000	16,347
Fresenius SE1	357,094	12
		2,390,026

INDUSTRIALS — 6.81%
Boeing Co.	3,665,000	243,869
Stericycle, Inc.1	3,390,000	235,537
Lockheed Martin Corp.	1,820,000	129,730
United Technologies Corp.	1,500,000	106,845
KBR, Inc.	4,335,213	106,820
Roper Industries, Inc.	1,540,000	100,377
Air Lease Corp., Class A1,2,3,4	4,183,448	83,669
General Dynamics Corp.	1,300,000	81,653
Northrop Grumman Corp.	1,150,000	69,724
Iron Mountain Inc.	3,105,000	69,366
Spirit AeroSystems Holdings, Inc., Class A1	3,103,600	61,855
CSX Corp.	1,010,000	55,873
General Electric Co.	3,000,000	48,750
MTU Aero Engines Holding AG3	737,629	42,187
W.W. Grainger, Inc.	350,000	41,688
Ingersoll-Rand PLC	1,150,000	41,066
Grafton Group PLC, units3	7,866,000	32,776
MSC Industrial Direct Co., Inc., Class A	550,000	29,722
Tyco International Ltd.	699,125	25,679
Graco Inc.	750,000	23,798
Honeywell International Inc.	515,000	22,629
FedEx Corp.	200,000	17,100
Fastenal Co.	295,000	15,691
Vestas Wind Systems A/S1,3	415,000	15,622
Raytheon Co.	246,000	11,245
Dun & Bradstreet Corp.	125,000	9,268
TransDigm Group Inc.	138,000	8,563
United Parcel Service, Inc., Class B	66,320	4,423
		1,735,525

CONSUMER STAPLES — 4.16%
Philip Morris International Inc.	4,030,000	225,761
Anheuser-Busch InBev NV3	2,500,000	146,875
Estée Lauder Companies Inc., Class A	1,697,240	107,316
Wal-Mart Stores, Inc.	2,000,000	107,040
Altria Group, Inc.	4,050,000	97,281
PepsiCo, Inc.	1,220,000	81,057
Costco Wholesale Corp.	1,105,000	71,261
Procter & Gamble Co.	1,035,000	62,069
Beiersdorf AG3	895,700	54,979
CVS/Caremark Corp.	1,600,000	50,352
Coca-Cola Co.	650,000	38,038
Colgate-Palmolive Co.	250,000	19,215
		1,061,244

TELECOMMUNICATION SERVICES — 2.19%
Qwest Communications International Inc.	25,000,000	156,750
SOFTBANK CORP.3	4,252,600	139,357
América Móvil, SAB de CV, Series L (ADR)	1,995,000	106,393
Telefónica, SA3	2,575,000	63,880
American Tower Corp., Class A1	1,150,000	58,949
Telephone and Data Systems, Inc., special common shares	1,190,000	33,737
		559,066

UTILITIES — 1.08%
Edison International	2,400,000	82,536
Allegheny Energy, Inc.	2,550,000	62,526
Exelon Corp.	1,445,000	61,528
NRG Energy, Inc.1	1,300,000	27,066
KGen Power Corp.1,2,3,4	3,166,128	21,688
RRI Energy, Inc.1	5,696,500	20,223
		275,567

MISCELLANEOUS — 1.24%
Other common stocks in initial period of acquisition		316,706

Total common stocks (cost: $19,341,049,000)		24,324,693

Convertible securities — 0.10%

FINANCIALS — 0.06%
Sterling Financial Corp., Series D, convertible preferred1,3,5	161,250	14,835

UTILITIES — 0.04%
Great Plains Energy Inc. 12.00% convertible preferred 2012	175,000	11,079

Total convertible securities (cost: $23,585,000)		25,914

	Principal amount
Short-term securities — 4.64%	(000)

Fannie Mae 0.18%–0.29% due 10/18/2010–1/18/2011	$237,810	237,756
Freddie Mac 0.17%–0.25% due 10/12/2010–5/25/2011	184,642	184,499
Straight-A Funding LLC 0.23%–0.35% due 10/13–12/7/20105	184,100	184,029
General Electric Capital Services, Inc. 0.24%–0.25% due 10/22–12/7/2010	110,800	110,772
Edison Asset Securitization LLC 0.31% due 10/28/20105	20,109	20,105
Ranger Funding Co. LLC 0.18% due 10/1/20105	70,609	70,609
Jupiter Securitization Co., LLC 0.26%–0.27% due 10/19/2010–1/6/20115	70,000	69,966
U.S. Treasury Bills 0.143%–0.158% due 11/12–12/2/2010	60,400	60,387
Procter & Gamble Co. 0.21%–0.25% due 10/18–11/29/20105	56,800	56,787
Google, Inc. 0.20%–0.23% due 10/6–10/26/20105	50,000	49,994
Coca-Cola Co. 0.22% due 12/10/20105	44,800	44,779
Abbott Laboratories 0.20% due 11/8/20105	34,500	34,492
Honeywell International Inc. 0.34% due 12/14/20105	31,200	31,182
Variable Funding Capital Company LLC 0.23% due 10/20/20105	27,000	26,997

Total short-term securities (cost: $1,182,330,000)		1,182,354

Total investment securities (cost: $20,546,964,000)		25,532,961
Other assets less liabilities		(27,935)

Net assets		$25,505,026

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,398,805,000, which represented 9.41% of the net assets of the fund. This amount includes $2,226,851,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

Air Lease Corp., Class A	6/30/2010	$83,669	$83,669	.33%
Bond Street Holdings LLC, Class A	8/6/2010	34,125	34,125	.13
KGen Power Corp.	12/19/2006	44,326	21,688	.09
Aveta Inc.	12/21/2005	38,381	16,347	.06

Total restricted securities		$200,501	$155,829	.61%

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $605,065,000, which represented 2.37% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2010(000)

Lender Processing Services, Inc.	5,785,000	—	—	5,785,000	$1,735	$192,236
lululemon athletica inc.	4,000,000	—	—	4,000,000	—	178,880
Capella Education Co.	—	1,086,826	—	1,086,826	—	84,359
Air Lease Corp., Class A	—	4,183,448	—	4,183,448	—	83,669
Blue Nile, Inc.	1,043,000	—	—	1,043,000	—	46,403
Heartland Payment Systems, Inc.	2,426,600	—	—	2,426,600	73	36,933
KGen Power Corp.	3,166,128	—	—	3,166,128	—	21,688
Core Laboratories NV*	1,197,700	1,100,000	97,700	2,200,000	1,562	—
Minerals Technologies Inc.*	1,025,000	—	1,025,000	—	1	—
Pacific Rubiales Energy Corp.*	12,550,000	—	—	12,550,000	—	—
Palm, Inc.*	9,250,000	—	9,250,000	—	—	—
Uranium One Inc.*	25,544,500	7,102,700	23,085,000	9,562,200	—	—
					$3,371	$644,168

*Unaffiliated issuer at 9/30/2010.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$4,356,789	$122,663	*	$—	$4,479,452
Consumer discretionary	3,753,115	410,190	*	—	4,163,305
Financials	3,258,378	394,479	*	35,415	3,688,272
Energy	3,186,372	53,630	*	—	3,240,002
Materials	1,911,169	504,359	*	—	2,415,528
Health care	2,247,954	125,725	*	16,347	2,390,026
Industrials	1,561,271	90,585	*	83,669	1,735,525
Consumer staples	859,390	201,854	*	—	1,061,244
Telecommunication services	355,829	203,237	*	—	559,066
Utilities	253,879	—		21,688	275,567
Miscellaneous	196,577	120,129	*	—	316,706
Convertible securities	11,079	—		14,835	25,914
Short-term securities	—	1,182,354		—	1,182,354
Total	$21,951,802	$3,409,205		$171,954	$25,532,961

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,226,851,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2010 (dollars in thousands):

	Beginning value	Net purchases	Net realized	Net unrealized	Net transfers	Ending value
	at 1/1/2010	and sales	loss	appreciation	into Level 3†	at 9/30/2010
Investment securities	$18,997	$127,656	$(7,912)	$9,855	$23,358	$171,954

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2010 (dollars in thousands):						$9,855

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$5,936,567
Gross unrealized depreciation on investment securities	(1,164,848)
Net unrealized appreciation on investment securities	4,771,719
Cost of investment securities for federal income tax purposes	20,761,242

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars

International Fund
Investment portfolio

September 30, 2010
unaudited

Common stocks — 93.26%	Shares	Value (000)

FINANCIALS — 20.12%
Prudential PLC1	18,909,470	$189,260
BNP Paribas SA1	2,476,693	176,988
Credit Suisse Group AG1	3,516,613	150,609
Lloyds Banking Group PLC1,2	123,074,399	143,638
Erste Bank der oesterreichischen Sparkassen AG1	3,088,804	123,873
Banco Santander, SA1	9,719,011	123,137
Bank of China Ltd., Class H1	207,848,000	108,814
Itaú Unibanco Holding SA, preferred nominative (ADR)	4,456,150	107,750
UniCredit SpA1	33,836,448	86,647
Housing Development Finance Corp. Ltd.1	4,845,000	79,093
Banco Bradesco SA, preferred nominative	3,327,500	66,707
Ping An Insurance (Group) Co. of China, Ltd., Class H1	5,286,000	53,958
Agricultural Bank of China, Class H1,2	103,100,000	53,350
China Construction Bank Corp., Class H1	56,860,000	49,723
Sun Hung Kai Properties Ltd.1	2,449,000	42,013
Barclays PLC1,3	5,307,100	24,921
Barclays PLC1	3,230,000	15,167
Sino Land Co. Ltd.1	17,382,000	35,909
OTP Bank PLC1,2	1,300,000	34,036
Woori Finance Holdings Co., Ltd.1	2,581,090	32,146
Banco do Brasil SA, ordinary nominative	1,657,300	31,471
UBS AG1,2	1,587,941	27,009
CapitaMalls Asia Ltd.1	16,401,000	26,993
HSBC Holdings PLC (Hong Kong)1	2,500,000	25,611
Société Générale1	365,187	21,142
Deutsche Börse AG1	309,700	20,682
Admiral Group PLC1	787,000	20,577
Shinhan Financial Group Co., Ltd.1	464,000	17,763
AXA SA1	683,312	11,998
Sampo Oyj, Class A1	390,000	10,542
HDFC Bank Ltd.1	173,000	9,586
Hana Financial Holdings1	320,000	9,472
Industrial and Commercial Bank of China Ltd., Class H1	11,410,000	8,483
Deutsche Bank AG1	111,000	6,067
Hongkong Land Holdings Ltd.1	610,000	3,791
Samsung Card Co., Ltd.1	70,000	3,525
Kerry Properties Ltd.1	651,180	3,517
Nomura Holdings, Inc.1	38,600	187
		1,956,155

HEALTH CARE — 13.08%
Bayer AG1	5,690,023	397,334
Novartis AG1	5,544,613	319,502
Teva Pharmaceutical Industries Ltd. (ADR)	2,928,000	154,452
Mindray Medical International Ltd., Class A (ADR)	4,676,105	138,272
Merck KGaA1	972,655	81,732
Richter Gedeon Nyrt1	307,000	71,142
Terumo Corp.1	700,000	37,239
JSC Pharmstandard (GDR)1,2	1,280,000	28,677
JSC Pharmstandard (GDR)1,2,3	307,300	6,885
Essilor International1	272,000	18,724
UCB SA1	500,000	17,343
		1,271,302

CONSUMER DISCRETIONARY — 10.53%
Daimler AG1,2	2,607,000	165,402
Fiat SpA1	7,507,800	116,136
British Sky Broadcasting Group PLC1	9,457,500	104,823
Industria de Diseño Textil, SA1	1,150,000	91,286
Renault SA1,2	1,406,967	72,671
Marks and Spencer Group PLC1	9,880,000	60,276
Bayerische Motoren Werke AG1	788,000	55,358
Honda Motor Co., Ltd.1	1,302,000	46,315
Techtronic Industries Co. Ltd.1	40,554,000	39,722
adidas AG, non-registered shares1	580,000	35,949
Esprit Holdings Ltd.1	6,666,614	35,934
Li & Fung Ltd.1	5,090,000	28,490
Yamada Denki Co., Ltd.1	441,220	27,381
Cie. Générale des Établissements Michelin, Class B1	321,934	24,568
Kesa Electricals PLC1	9,575,630	22,020
Porsche Automobil Holding SE, nonvoting preferred1	285,000	14,139
Carnival PLC1	350,000	13,767
Hyundai Motor Co.1	101,300	13,593
Swatch Group Ltd, non-registered shares1	29,215	11,012
Dongfeng Motor Group Co., Ltd., Class H1	4,392,000	8,990
Belle International Holdings Ltd.1	3,900,000	7,832
OPAP SA1	429,330	6,777
Kia Motors Corp.1	204,000	6,584
Multi Screen Media Private Ltd.1,2,4	82,217	5,564
Toyota Motor Corp.1	144,500	5,179
LG Electronics Inc.1	52,500	4,425
		1,024,193

INFORMATION TECHNOLOGY — 10.44%
Canon, Inc.1	2,738,900	128,074
HOYA CORP.1	4,158,300	101,625
NetEase.com, Inc. (ADR)2	2,518,339	99,323
SAP AG1	1,728,000	85,598
Delta Electronics, Inc.1	15,575,867	65,036
Telefonaktiebolaget LM Ericsson, Class B1	5,867,090	64,452
Rohm Co., Ltd.1	979,100	60,546
MediaTek Inc.1	3,431,101	48,248
Acer Inc.1	17,814,556	45,249
Tokyo Electron Ltd.1	875,000	44,017
Murata Manufacturing Co., Ltd.1	802,500	42,306
Hon Hai Precision Industry Co., Ltd.1	10,920,000	41,039
Redecard SA, ordinary nominative	2,605,000	40,415
Nintendo Co., Ltd.1	136,000	33,988
Hirose Electric Co., Ltd.1	217,300	21,927
Ibiden Co., Ltd.1	730,000	18,583
Compal Electronics, Inc.1	13,789,809	16,518
Nippon Electric Glass Co., Ltd.1	1,050,000	14,357
Nokia Corp.1	1,400,000	14,078
Samsung Electronics Co. Ltd.1	19,000	12,948
Taiwan Semiconductor Manufacturing Co. Ltd.1	5,847,497	11,600
Keyence Corp.1	24,000	5,234
		1,015,161

INDUSTRIALS — 8.74%
BAE Systems PLC1	18,804,000	101,220
Siemens AG1	946,000	100,054
Ryanair Holdings PLC (ADR)	3,151,400	97,095
Wolseley PLC1,2	3,188,152	80,263
Samsung Engineering Co., Ltd.1	465,000	61,988
SMC Corp.1	340,000	44,945
Jardine Matheson Holdings Ltd.1	945,200	42,694
Asahi Glass Co., Ltd.1	3,900,000	39,869
Schneider Electric SA1	311,245	39,546
Atlas Copco AB, Class B1	1,161,000	20,441
Atlas Copco AB, Class A1	880,000	17,019
Air France1,2	2,372,000	36,365
Nidec Corp.1	250,000	22,281
China Merchants Holdings (International) Co., Ltd.1	4,154,000	15,077
East Japan Railway Co.1	224,000	13,538
Geberit AG1	75,000	13,368
TNT NV1	494,491	13,305
Qantas Airways Ltd.1,2	4,600,000	12,405
Brambles Ltd.1	2,020,000	12,274
Legrand SA1	308,000	10,423
AB Volvo, Class B1,2	650,000	9,555
Vestas Wind Systems A/S1,2	230,000	8,658
Bureau Veritas SA1	110,000	7,687
KONE Oyj, Class B1	130,000	6,722
Kühne + Nagel International AG1	55,000	6,611
Komatsu Ltd.1	260,000	6,053
SGS SA1	3,700	5,983
Daikin Industries, Ltd.1	108,300	4,085
		849,524

CONSUMER STAPLES — 8.47%
Nestlé SA1	3,404,800	181,463
Anheuser-Busch InBev NV1	2,612,414	153,479
Anheuser-Busch InBev NV, VVPR STRIPS1,2	1,189,792	5
Pernod Ricard SA1	1,232,706	103,128
Imperial Tobacco Group PLC1	3,200,000	95,496
Danone SA1	1,234,806	73,948
L’Oréal SA1	512,000	57,690
Wilmar International Ltd.1	10,019,000	45,755
Koninklijke Ahold NV1	2,768,000	37,329
British American Tobacco PLC1	612,000	22,865
Tesco PLC1	1,923,357	12,817
SABMiller PLC1	379,600	12,145
Wesfarmers Ltd.1	370,304	11,772
Foster’s Group Ltd.1	1,258,520	7,438
Shinsegae Co., Ltd.1	8,229	4,338
METRO AG1	62,543	4,075
		823,743

TELECOMMUNICATION SERVICES — 7.66%
América Móvil, SAB de CV, Series L (ADR)	3,961,500	211,267
MTN Group Ltd.1	9,849,900	177,988
Philippine Long Distance Telephone Co.1	726,800	43,360
Philippine Long Distance Telephone Co. (ADR)	340,000	20,352
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	59,087,500	61,011
Telekom Austria AG, non-registered shares1	3,421,453	51,433
Hellenic Telecommunications Organization SA1	6,910,000	49,619
Millicom International Cellular SA	514,700	49,386
Bharti Airtel Ltd.1	3,587,800	29,267
SOFTBANK CORP.1	385,000	12,616
Koninklijke KPN NV1	685,200	10,607
OJSC Mobile TeleSystems (ADR)	437,500	9,288
Turkcell Iletisim Hizmetleri AS1	1,250,000	8,402
Vodafone Group PLC1	2,666,250	6,600
France Télécom SA1	175,000	3,787
Bayan Telecommunications Holdings Corp., Class A1,2,4	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,2,4	14,199	—
		744,983

MATERIALS — 5.44%
ArcelorMittal1	4,803,500	158,977
Linde AG1	814,600	106,259
PT Semen Gresik (Persero) Tbk1	44,361,000	49,284
Syngenta AG1	170,200	42,324
Akzo Nobel NV1	550,553	34,060
POSCO1	63,560	28,764
CRH PLC1	1,686,701	27,801
Impala Platinum Holdings Ltd.1	905,000	23,345
Givaudan SA1	19,832	20,276
Shin-Etsu Chemical Co., Ltd.1	275,000	13,428
BASF SE1	210,000	13,268
First Quantum Minerals Ltd.	145,000	11,027
		528,813

ENERGY — 5.37%
BP PLC1	29,190,137	199,556
Royal Dutch Shell PLC, Class B1	2,200,000	64,224
Royal Dutch Shell PLC, Class A1	372,000	11,253
Eni SpA1	2,806,000	60,580
Reliance Industries Ltd.1	1,868,371	41,065
OAO Gazprom (ADR)1	1,735,000	36,509
Woodside Petroleum Ltd.1	438,750	18,610
Cameco Corp.	660,608	18,319
Sasol Ltd.1	358,820	16,091
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	415,000	13,620
BG Group PLC1	770,000	13,539
OJSC OC Rosneft (GDR)1	1,660,000	11,099
China National Offshore Oil Corp.1	4,850,000	9,416
TOTAL SA1	150,000	7,737
		521,618

UTILITIES — 1.48%
GDF SUEZ1	2,409,264	86,518
Scottish and Southern Energy PLC1	1,746,800	30,692
SUEZ Environnement Co.1	942,250	17,438
CEZ, a s1	205,000	9,188
		143,836

MISCELLANEOUS — 1.93%
Other common stocks in initial period of acquisition		188,056

Total common stocks (cost: $7,416,156,000)		9,067,384

		Value
Preferred stocks — 0.05%	Shares	(000)

FINANCIALS — 0.05%
Barclays Bank PLC, Series RCI, 14.00%5	2,535,000	$5,008

Total preferred stocks (cost: $4,167,000)		5,008

Rights & warrants — 0.01%

MISCELLANEOUS — 0.01%
Other rights & warrants in initial period of acquisition		820

Total rights & warrants (cost: $0)		820

	Principal amount
Bonds, notes & other debt instruments — 0.10%	(000)

FINANCIALS — 0.10%
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€7,000	9,739

Total bonds, notes & other debt instruments (cost: $9,284,000)		9,739

Short-term securities — 6.86%

Freddie Mac 0.16%–0.19% due 11/10/2010–1/18/2011	$118,600	118,567
U.S. Treasury Bills 0.156% due 12/9/2010	68,500	68,482
Wal-Mart Stores Inc. 0.20%–0.21% due 10/26–11/1/20103	54,800	54,791
Federal Home Loan Bank 0.165%–0.18% due 11/5/2010–1/4/2011	54,500	54,481
Toronto-Dominion Holdings USA Inc. 0.21%–0.215% due 10/5–10/20/20103	52,750	52,747
Coca-Cola Co. 0.22% due 12/3–12/8/20103	46,300	46,280
Variable Funding Capital Company LLC 0.23% due 10/18–10/20/20103	41,200	41,195
Straight-A Funding LLC 0.24% due 12/1/20103	41,100	41,080
Bank of Montreal 0.23% due 11/1/2010	34,000	34,000
Electricité de France 0.24% due 11/29/20103	29,100	29,088
Novartis Securities Investment Ltd. 0.27% due 12/1/20103	25,000	24,989
Jupiter Securitization Co., LLC 0.25% due 11/22/20103	25,000	24,989
American Honda Finance Corp. 0.19% due 10/6/2010	20,000	19,999
Société Générale North America, Inc. 0.21% due 10/1/2010	19,100	19,100
Merck & Co. Inc. 0.19% due 10/26/20103	14,600	14,598
Private Export Funding Corp. 0.31% due 3/8/20113	12,750	12,736
Nokia Corp. 0.23% due 10/15/20103	10,000	9,999

Total short-term securities (cost: $667,120,000)		667,121

Total investment securities (cost: $8,096,727,000)		9,750,072
Other assets less liabilities		(27,546)

Net assets		$9,722,526
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $7,971,810,000, which represented 81.99% of the net assets of the fund. This amount includes $7,966,246,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $384,298,000, which represented 3.95% of the net assets of the fund.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of net
	dates	(000)	(000)	assets

Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$32,519	$5,564	.06%
Bayan Telecommunications Holdings Corp., Class A	2/11/1998–8/31/1998	104	—	.00
Bayan Telecommunications Holdings Corp., Class B	2/11/1998–8/31/1998	34	—	.00

Total restricted securities		$32,657	$5,564	.06%

5Coupon rate may change periodically.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Financials	$205,928	$1,750,227	*	$—	$1,956,155
Health care	292,724	978,578	*	—	1,271,302
Consumer discretionary	—	1,018,629	*	5,564	1,024,193
Information technology	139,738	875,423	*	—	1,015,161
Industrials	97,095	752,429	*	—	849,524
Consumer staples	—	823,743	*	—	823,743
Telecommunication services	290,293	454,690	*	—	744,983
Materials	11,027	517,786	*	—	528,813
Energy	31,939	489,679	*	—	521,618
Utilities	—	143,836	*	—	143,836
Miscellaneous	27,367	160,689	*	—	188,056
Preferred stocks	—	5,008		—	5,008
Rights & warrants	283	537	*	—	820
Bonds, notes & other debt instruments	—	9,739		—	9,739
Short-term securities	—	667,121		—	667,121
Total	$1,096,394	$8,648,114		$5,564	$9,750,072

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $7,966,246,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2010 (dollars in thousands):

	Beginning value	Net unrealized	Ending value
	at 1/1/2010	appreciation	at 9/30/2010
Investment securities	$5,389	$175	$5,564

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2010 (dollars in thousands):			$175

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,975,087
Gross unrealized depreciation on investment securities	(394,272)
Net unrealized appreciation on investment securities	1,580,815
Cost of investment securities for federal income tax purposes	8,169,257

Key to abbreviations and symbol

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
€ = Euros

New World Fund
Investment portfolio

September 30, 2010
unaudited

Common stocks — 84.55%	Shares	Value (000)

CONSUMER STAPLES — 18.02%
OJSC Magnit (GDR)1	1,275,000	$32,138
OJSC Magnit (GDR)1,2	64,500	1,626
Anheuser-Busch InBev NV1	546,000	32,077
Tesco PLC1	4,242,418	28,271
Shoprite Holdings Ltd.1	1,980,000	28,046
Wal-Mart de México, SAB de CV, Series V (ADR)	786,000	19,823
Wal-Mart de México, SAB de CV, Series V	1,410,000	3,534
China Yurun Food Group Ltd.1	6,119,000	22,704
United Spirits Ltd.1	580,142	20,285
Nestlé SA1	380,000	20,253
SABMiller PLC1	529,000	16,925
Coca-Cola Co.	259,500	15,186
Pernod Ricard SA1	176,297	14,749
British American Tobacco PLC1	393,000	14,683
X5 Retail Group NV (GDR)1,2,3	281,776	11,273
X5 Retail Group NV (GDR)1,3	74,200	2,968
Grupo Nacional de Chocolates SA	782,500	11,276
Grupo Modelo, SAB de CV, Series C	1,950,000	10,711
Unilever NV, depository receipts1	354,500	10,621
Olam International Ltd.1	4,213,382	10,437
PepsiCo, Inc.	150,000	9,966
Procter & Gamble Co.	160,000	9,595
IOI Corp. Bhd.1	5,097,066	9,029
Beiersdorf AG1	138,400	8,495
Kimberly-Clark de México, SAB de CV, Class A	1,300,000	8,278
Avon Products, Inc.	232,200	7,456
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	60,000	7,427
Grupo Comercial Chedraui, SAB de CV, Class B3	2,370,300	6,834
Danone SA1	51,872	3,106
Colgate-Palmolive Co.	35,000	2,690
Tingyi (Cayman Islands) Holding Corp.1	900,000	2,477
Poslovni sistem Mercator, dd1	11,274	2,321
Japan Tobacco Inc.1	213	710
		405,970

FINANCIALS — 13.53%
PT Bank Rakyat Indonesia (Persero) Tbk1	25,653,150	28,697
Industrial and Commercial Bank of China Ltd., Class H1	32,440,000	24,118
Itaú Unibanco Holding SA, preferred nominative (ADR)	559,082	13,519
Itaú Unibanco Holding SA, preferred nominative	347,950	8,322
DLF Ltd.1	2,550,000	21,433
Housing Development Finance Corp. Ltd.1	1,300,000	21,222
Amil Participações SA, ordinary nominative	1,997,410	19,207
Banco Santander, SA1	1,501,362	19,022
China Life Insurance Co. Ltd., Class H1	4,495,000	17,818
Bancolombia SA (ADR)	210,000	13,782
Türkiye Garanti Bankasi AS1	2,210,000	12,811
Agricultural Bank of China, Class H1,3	24,367,000	12,609
Itaúsa — Investimentos Itaú SA, preferred nominative	1,367,982	10,446
Land and Houses PCL, nonvoting depository receipt1	36,450,000	8,874
Sberbank (Savings Bank of the Russian Federation) (GDR)1	27,300	8,375
CIMB Group Holdings Bhd.1	3,000,000	7,937
Royal Bank of Scotland Group PLC1,3	9,675,000	7,193
Ayala Land, Inc.1	15,000,000	6,004
FirstRand Ltd.1	1,915,127	5,892
Erste Bank der oesterreichischen Sparkassen AG1	141,377	5,670
Kotak Mahindra Bank Ltd.1	519,886	5,513
PT Bank Central Asia Tbk1	6,920,000	5,218
Bank of the Philippine Islands1	4,135,412	5,131
Banco Industrial e Comercial SA, preferred nominative	512,900	4,684
BankMuscat (SAOG) (GDR)1	414,568	3,710
Bank Pekao SA1	60,000	3,546
China Construction Bank Corp., Class H1	2,950,500	2,580
HSBC Holdings PLC (United Kingdom)1	161,882	1,639
		304,972

CONSUMER DISCRETIONARY — 8.90%
Truworths International Ltd.1	3,232,000	32,387
Toyota Motor Corp.1	588,300	21,086
Naspers Ltd., Class N1	384,000	18,764
Honda Motor Co., Ltd.1	455,000	16,185
Bayerische Motoren Werke AG1	225,000	15,806
McDonald’s Corp.	205,000	15,275
Dongfeng Motor Group Co., Ltd., Class H1	6,122,000	12,531
Swatch Group Ltd1	95,000	6,569
Swatch Group Ltd, non-registered shares1	10,450	3,939
Parkson Holdings Bhd.1	5,312,600	10,011
Sony Corp.1	250,000	7,733
Sony Corp. (ADR)	50,000	1,546
Hero Honda Motors Ltd.1	215,000	8,875
Wynn Macau, Ltd.1,3	4,250,000	7,335
Li & Fung Ltd.1	1,246,600	6,978
Nitori Co., Ltd.1	65,000	5,435
Desarrolladora Homex, SA de CV (ADR)3	160,000	5,179
TVN SA1	500,000	2,974
Central European Media Enterprises Ltd., Class A3	75,000	1,871
		200,479

INDUSTRIALS — 7.60%
Boart Longyear Ltd.1	6,290,000	19,212
Schneider Electric SA1	148,220	18,833
Enka Insaat ve Sanayi AS1	3,550,554	15,444
Murray & Roberts Holdings Ltd.1	2,075,000	13,359
Container Corp. of India Ltd.1	455,735	13,191
Cia. de Concessões Rodoviárias, ordinary nominative	490,000	12,641
United Technologies Corp.	173,000	12,323
Intertek Group PLC1	395,200	11,373
Siemens AG1	103,100	10,904
Outotec Oyj1	235,000	9,971
China Railway Construction Corp. Ltd., Class H1	7,150,000	9,602
Vestas Wind Systems A/S1,3	218,000	8,206
Bidvest Group Ltd.1	223,114	4,709
Suzlon Energy Ltd.1,3	2,740,000	3,194
KBR, Inc.	124,900	3,078
Jiangsu Expressway Co. Ltd., Class H1	2,900,000	3,039
Daelim Industrial Co., Ltd.1	21,484	1,590
Doosan Heavy Industries and Construction Co., Ltd.1	8,070	601
		171,270

INFORMATION TECHNOLOGY — 6.97%
Samsung Electronics Co. Ltd.1	45,725	31,160
Infosys Technologies Ltd.1	410,200	27,829
Google Inc., Class A3	47,000	24,712
Cielo SA, ordinary nominative	1,581,600	13,769
HTC Corp.1	595,140	13,499
Kingboard Chemical Holdings Ltd.1	1,859,000	9,385
Corning Inc.	460,000	8,409
LDK Solar Co., Ltd. (ADR)3	600,000	6,168
Cisco Systems, Inc.3	275,500	6,033
Yahoo! Inc.3	370,000	5,243
NetEase.com, Inc. (ADR)3	120,000	4,733
HOYA CORP.1	164,400	4,018
Nokia Corp.1	200,000	2,011
Kingboard Laminates Holdings Ltd.1	84,500	86
		157,055

MATERIALS — 6.90%
Holcim Ltd1	407,011	26,165
Anglo American PLC1	401,850	16,310
Linde AG1	109,000	14,218
Fibria Celulose SA, ordinary nominative (ADR)3	746,138	12,901
Sigma-Aldrich Corp.	205,000	12,378
Aquarius Platinum Ltd.1	2,010,000	11,022
Northam Platinum Ltd.1	1,440,000	9,496
Sinofert Holdings Ltd.1,3	16,200,000	9,342
Israel Chemicals Ltd.1	635,000	8,972
BHP Billiton PLC1	262,664	8,387
Vale SA, Class A, preferred nominative	252,000	6,896
First Quantum Minerals Ltd.	65,000	4,943
PT Semen Gresik (Persero) Tbk1	3,825,000	4,249
PT Indocement Tunggal Prakarsa Tbk1	1,836,500	3,794
Buzzi Unicem SpA1	155,000	1,639
Buzzi Unicem SpA, nonconvertible shares1	91,000	547
Anhui Conch Cement Co. Ltd., Class H1	482,000	2,182
OCI Co. Ltd.1	6,630	2,056
		155,497

TELECOMMUNICATION SERVICES — 6.74%
América Móvil, SAB de CV, Series L (ADR)	864,875	46,124
América Móvil, SAB de CV, Series L	850,000	2,264
Telefónica, SA1	879,000	21,806
China Telecom Corp. Ltd., Class H1	27,870,000	15,262
SOFTBANK CORP.1	444,200	14,556
Telefónica 02 Czech Republic, AS1	610,000	13,055
Telekom Austria AG, non-registered shares1	845,000	12,703
Partner Communications Co. Ltd.1	350,000	6,497
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	5,440,000	5,617
Vodafone Group PLC1	2,132,500	5,279
China Mobile Ltd.1	500,000	5,113
Telekomunikacja Polska SA1	600,000	3,709
		151,985

HEALTH CARE — 6.06%
Cochlear Ltd.1	475,000	32,278
Novo Nordisk A/S, Class B1	281,620	27,875
Shandong Weigao Group Medical Polymer Co. Ltd., Class H1	7,204,000	20,520
Krka, dd, Novo mesto1	209,640	18,140
Baxter International Inc.	272,300	12,991
Teva Pharmaceutical Industries Ltd. (ADR)	200,000	10,550
JSC Pharmstandard (GDR)1,3	405,000	9,074
Novartis AG1	57,500	3,313
Sinopharm Group Co. Ltd., Class H1	435,200	1,793
		136,534

ENERGY — 5.35%
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	443,520	16,086
Oil Search Ltd.1	2,465,000	14,671
Eurasia Drilling Co. Ltd. (GDR)1,2	254,800	5,923
Eurasia Drilling Co. Ltd. (GDR)1	249,350	5,797
Cairn India Ltd.1,3	1,507,000	11,241
Saipem SpA, Class S1	233,000	9,354
Tenaris SA (ADR)	212,500	8,164
Noble Energy, Inc.	100,000	7,509
Nexen Inc.	352,391	7,090
Oil and Gas Development Co. Ltd.1	4,000,000	6,787
Niko Resources Ltd.	65,000	6,397
Uranium One Inc.3	1,800,000	6,071
TOTAL SA1	75,000	3,868
TOTAL SA (ADR)	32,500	1,677
Gran Tierra Energy Inc.3	500,000	3,860
Chevron Corp.	45,000	3,647
OAO TMK (GDR)1,2,3	142,826	2,466
		120,608

UTILITIES — 1.68%
Cia. Energética de Minas Gerais — CEMIG, preferred nominative	852,500	13,830
CLP Holdings Ltd.1	1,122,000	8,959
PGE Polska Grupa Energetyczna SA1	950,000	7,673
Cheung Kong Infrastructure Holdings Ltd.1	1,840,000	7,300
		37,762

MISCELLANEOUS — 2.80%
Other common stocks in initial period of acquisition		63,108

Total common stocks (cost: $1,368,938,000)		1,905,240

Rights & warrants — 0.00%

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		116

Total rights & warrants (cost: $0)		116

	Principal amount	Value
Bonds, notes & other debt instruments — 8.02%	(000)	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 7.28%
Brazil (Federal Republic of) Global 9.25% 2010	$2,200	$2,216
Brazilian Treasury Bill 6.00% 20114	BRL 978	589
Brazil (Federal Republic of) Global 12.50% 2016	1,500	1,026
Brazil (Federal Republic of) Global 6.00% 2017	$1,675	1,960
Brazil (Federal Republic of) 10.00% 2017	BRL5,500	2,999
Brazil (Federal Republic of) Global 8.00% 20185	$3,153	3,786
Brazil (Federal Republic of) Global 5.875% 2019	850	1,001
Brazil (Federal Republic of) Global 8.875% 2019	1,000	1,412
Brazil (Federal Republic of) Global 4.875% 2021	200	221
Brazil (Federal Republic of) Global 12.50% 2022	BRL2,600	1,894
Brazil (Federal Republic of) Global 8.875% 2024	$100	147
Brazil (Federal Republic of) Global 10.125% 2027	1,425	2,301
Brazil (Federal Republic of) Global 11.00% 2040	6,755	9,389
Brazil (Federal Republic of) Global 5.625% 2041	500	551
Brazilian Treasury Bill 6.00% 20454	BRL3,837	2,307
Turkey (Republic of) 14.00% 2011	TRY1,900	1,341
Turkey (Republic of) 10.00% 20124	3,965	3,052
Turkey (Republic of) 16.00% 2012	2,500	1,911
Turkey (Republic of) 16.00% 2013	2,350	1,952
Turkey (Republic of) 7.25% 2015	$1,700	2,002
Turkey (Republic of) 7.00% 2016	2,800	3,318
Turkey (Republic of) 7.50% 2017	1,500	1,826
Turkey (Republic of) 6.75% 2018	2,500	2,925
Turkey (Republic of) 7.00% 2019	800	956
Turkey (Republic of) 6.875% 2036	1,200	1,401
Turkey (Republic of) 6.75% 2040	500	573
United Mexican States Government 9.00% 2012	MXN7,500	643
United Mexican States Government Global 6.375% 2013	$4,375	4,893
United Mexican States Government, Series MI10, 8.00% 2013	MXN 7,671	655
United Mexican States Government, Series MI10, 9.50% 2014	33,500	3,065
United Mexican States Government, Series M10, 8.00% 2015	20,000	1,750
United Mexican States Government Global 5.625% 2017	$2,500	2,872
United Mexican States Government, Series M10, 7.75% 2017	MXN10,000	877
United Mexican States Government Global, Series A, 5.125% 2020	$100	112
United Mexican States Government, Series M20, 10.00% 2024	MXN21,000	2,221
United Mexican States Government Global, Series A, 7.50% 2033	$350	465
United Mexican States Government, Series M30, 10.00% 2036	MXN6,000	643
United Mexican States Government Global 6.05% 2040	$1,550	1,782
Colombia (Republic of) Global 10.00% 2012	2,600	2,896
Colombia (Republic of) Global 10.75% 2013	1,360	1,639
Colombia (Republic of) Global 8.25% 2014	700	859
Colombia (Republic of) Global 12.00% 2015	COP3,072,000	2,245
Colombia (Republic of) Global 7.375% 2017	$2,550	3,156
Colombia (Republic of) Global 7.375% 2019	350	445
Colombia (Republic of) Global 11.75% 2020	315	496
Colombia (Republic of) Global 8.125% 2024	500	674
Colombia (Republic of) Global 9.85% 2027	COP1,810,000	1,438
Colombia (Republic of) Global 7.375% 2037	$2,499	3,305
Peru (Republic of) 8.375% 2016	1,706	2,167
Peru (Republic of) 7.125% 2019	590	740
Peru (Republic of) 7.35% 2025	500	651
Peru (Republic of) 8.75% 2033	2,756	4,113
Peru (Republic of) 6.55% 20375	782	952
Philippines (Republic of) 8.25% 2014	1,000	1,204
Philippines (Republic of) 9.875% 2019	2,200	3,168
Philippines (Republic of) 4.95% 2021	PHP53,000	1,240
Philippines (Republic of) 7.75% 2031	$2,235	2,984
Russian Federation 7.50% 20302,5	3,049	3,667
Russian Federation 7.50% 20305	2,954	3,553
Panama (Republic of) Global 7.25% 2015	1,175	1,410
Panama (Republic of) Global 7.125% 2026	890	1,135
Panama (Republic of) Global 8.875% 2027	300	437
Panama (Republic of) Global 9.375% 2029	1,148	1,745
Panama (Republic of) Global 6.70% 20365	1,824	2,248
Hungarian Government, Series 12/C, 6.00% 2012	HUF 50,300	248
Hungarian Government, Series 14/C, 5.50% 2014	200,000	960
Hungarian Government, Series 15/A, 8.00% 2015	172,810	901
Hungarian Government 6.25% 2020	$3,870	4,171
Croatian Government 6.75% 20192	5,000	5,472
Croatian Government 6.625% 20202	500	542
Polish Government, Series 0413, 5.25% 2013	PLN4,550	1,583
Polish Government 5.00% 2015	$300	329
Polish Government, Series 0415, 5.50% 2015	PLN3,000	1,047
Polish Government 6.375% 2019	$1,970	2,331
Chilean Government 3.875% 2020	4,850	5,052
Indonesia (Republic of), Series 30, 10.75% 2016	IDR16,493,000	2,139
Indonesia (Republic of) 5.875% 2020	$2,000	2,318
Argentina (Republic of) 0.169% 20125,6	2,750	626
Argentina (Republic of) 7.00% 2015	350	309
Argentina (Republic of) 8.28% 20335,7	835	699
Argentina (Republic of) 5.83% 20334,5,7	ARS 7,235	1,322
Argentina (Republic of) GDP-Linked 2035	43,865	1,192
South Africa (Republic of) 6.50% 2014	$300	343
South Africa (Republic of) 6.875% 2019	1,550	1,903
South Africa (Republic of) 5.50% 2020	1,000	1,122
Malaysian Government 3.756% 2011	MYR6,300	2,050
Malaysian Government, Series 204, 5.094% 2014	1,000	344
Egypt (Arab Republic of) 8.60% 2011	EGP4,560	799
Egypt (Arab Republic of) 8.75% 2012	3,000	530
Egypt (Arab Republic of) 6.875% 20402	$750	848
Dominican Republic 9.50% 20115	77	80
Dominican Republic 9.04% 20185	437	520
Dominican Republic 8.625% 20272,5	1,150	1,366
Thai Government 3.625% 2015	THB40,000	1,378
		164,125

ENERGY — 0.31%
Gazprom OJSC, Series 9, 6.51% 2022	$1,500	1,603
Gazprom OJSC 6.51% 20222	600	641
Gazprom OJSC 7.288% 2037	1,200	1,343
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,800	1,975
Petrobras International 5.75% 2020	1,300	1,446
		7,008

MATERIALS — 0.18%
CEMEX Finance LLC 9.50% 20162	2,900	2,932
CEMEX SA 9.25% 20202	753	710
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	370	414
		4,056

UTILITIES — 0.10%
AES Panamá, SA 6.35% 20162	1,100	1,177
Enersis SA 7.375% 2014	650	736
AES Gener SA 7.50% 2014	250	279
		2,192

FINANCIALS — 0.06%
BBVA Bancomer SA 7.25% 20202	725	781
VEB Finance Ltd. 6.902% 20202	485	532
Banco de Crédito del Perú 5.375% 20202	100	101
		1,414

CONSUMER STAPLES — 0.05%
BFF International Ltd. 7.25% 20202	1,000	1,080

TELECOMMUNICATION SERVICES — 0.04%
Orascom Telecom 7.875% 20142	850	827

Total bonds, notes & other debt instruments (cost: $154,898,000)		180,702

Short-term securities — 7.22%

United Technologies Corp. 0.19% due 10/20/20102	28,100	28,097
General Electric Co. 0.17% due 10/1/2010	27,000	27,000
Novartis Securities Investment Ltd. 0.22%–0.27% due 10/1–12/1/20102	22,700	22,699
Jupiter Securitization Co., LLC 0.26% due 10/18/20102	22,700	22,697
KfW 0.27% due 11/10/20102	22,600	22,595
Freddie Mac 0.23%–0.31% due 10/25/2010–1/18/2011	20,045	20,038
Wal-Mart Stores Inc. 0.21% due 11/9/20102	19,500	19,495

Total short-term securities (cost: $162,617,000)		162,621

Total investment securities (cost: $1,686,453,000)		2,248,679
Other assets less liabilities		4,753

Net assets		$2,253,432

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,404,060,000, which represented 62.31% of the net assets of the fund. This amount includes $1,395,685,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $157,547,000, which represented 6.99% of the net assets of the fund.

3Security did not produce income during the last 12 months.
4Index-linked bond whose principal amount moves with a government retail price index.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6Coupon rate may change periodically.
7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Consumer staples	$112,776	$293,194	*	$—	$405,970
Financials	69,960	235,012	*	—	304,972
Consumer discretionary	23,871	176,608	*	—	200,479
Industrials	28,042	143,228	*	—	171,270
Information technology	69,067	87,988	*	—	157,055
Materials	37,118	118,379	*	—	155,497
Telecommunication services	48,388	103,597	*	—	151,985
Health care	23,541	112,993	*	—	136,534
Energy	60,501	60,107	*	—	120,608
Utilities	13,830	23,932	*	—	37,762
Miscellaneous	14,086	49,022	*	—	63,108
Rights & warrants	116	—		—	116
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	164,125		—	164,125
Corporate bonds & notes	—	16,577		—	16,577
Short-term securities	—	162,621		—	162,621
Total	$501,296	$1,747,383		$—	$2,248,679

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,395,685,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$612,647
Gross unrealized depreciation on investment securities	(59,931)
Net unrealized appreciation on investment securities	552,716
Cost of investment securities for federal income tax purposes	1,695,963

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
ARS = Argentine pesos
BRL = Brazilian reais
COP = Colombian pesos
EGP = Egyptian pounds
HUF = Hungarian forints
IDR = Indonesian rupiah
MXN = Mexican pesos
MYR = Malaysian ringgits
PHP = Philippine pesos
PLN = Polish zloty
THB = Thai baht
TRY = Turkish liras

Blue Chip Income and Growth Fund
Investment portfolio

September 30, 2010
unaudited

Common stocks — 95.06%	Shares	Value (000)

INFORMATION TECHNOLOGY — 22.78%
Microsoft Corp.	6,485,000	$158,818
Hewlett-Packard Co.	3,250,000	136,728
Intel Corp.	6,200,000	119,226
Oracle Corp.	4,340,000	116,529
International Business Machines Corp.	830,000	111,336
Nokia Corp. (ADR)	5,000,000	50,150
Google Inc., Class A1	77,600	40,801
Texas Instruments Inc.	1,250,000	33,925
Cisco Systems, Inc.1	1,300,000	28,470
Yahoo! Inc.1	1,735,000	24,585
QUALCOMM Inc.	500,000	22,560
Linear Technology Corp.	550,000	16,901
Apple Inc.1	37,000	10,499
Corning Inc.	528,800	9,666
SAP AG (ADR)	175,000	8,629
Maxim Integrated Products, Inc.	400,000	7,404
		896,227

INDUSTRIALS — 13.15%
CSX Corp.	1,040,000	57,533
United Parcel Service, Inc., Class B	850,000	56,686
United Technologies Corp.	760,000	54,135
General Electric Co.	3,100,000	50,375
Rockwell Automation	700,000	43,211
Norfolk Southern Corp.	592,800	35,277
Emerson Electric Co.	600,000	31,596
Union Pacific Corp.	375,000	30,675
Illinois Tool Works Inc.	650,000	30,563
Eaton Corp.	300,000	24,747
Waste Management, Inc.	600,000	21,444
Ingersoll-Rand PLC	600,000	21,426
Avery Dennison Corp.	550,000	20,416
Southwest Airlines Co.	1,000,000	13,070
Tyco International Ltd.	300,000	11,019
Pitney Bowes Inc.	485,400	10,378
General Dynamics Corp.	74,600	4,686
		517,237

HEALTH CARE — 11.52%
Merck & Co., Inc.	3,045,400	112,101
Medtronic, Inc.	1,900,000	63,802
Abbott Laboratories	1,050,000	54,852
Amgen Inc.1	875,000	48,221
Eli Lilly and Co.	900,000	32,877
Bristol-Myers Squibb Co.	1,125,000	30,499
AstraZeneca PLC (ADR)	600,000	30,420
Pfizer Inc	1,400,000	24,038
Cardinal Health, Inc.	700,000	23,128
Novartis AG (ADR)	300,000	17,301
Boston Scientific Corp.1	1,480,000	9,073
Covidien PLC	175,000	7,033
		453,345

CONSUMER DISCRETIONARY — 9.31%
Target Corp.	1,100,000	58,784
Lowe’s Companies, Inc.	2,300,000	51,267
CBS Corp., Class B	2,750,000	43,615
Leggett & Platt, Inc.	1,500,000	34,140
Harley-Davidson, Inc.	1,180,000	33,559
Staples, Inc.	1,575,000	32,949
Carnival Corp., units	650,000	24,837
Home Depot, Inc.	690,000	21,859
Comcast Corp., Class A	900,000	16,272
McGraw-Hill Companies, Inc.	490,000	16,199
Royal Caribbean Cruises Ltd.1	500,000	15,765
Johnson Controls, Inc.	375,000	11,438
Nissan Motor Co., Ltd. (ADR)	310,000	5,419
		366,103

CONSUMER STAPLES — 9.21%
Philip Morris International Inc.	1,615,000	90,472
Kraft Foods Inc., Class A	2,030,000	62,646
Walgreen Co.	1,107,083	37,087
PepsiCo, Inc.	550,000	36,542
Kimberly-Clark Corp.	555,000	36,103
Kellogg Co.	592,000	29,902
ConAgra Foods, Inc.	1,200,000	26,328
Lorillard, Inc.	265,000	21,282
General Mills, Inc.	500,000	18,270
H.J. Heinz Co.	80,000	3,790
		362,422

FINANCIALS — 9.05%
Bank of America Corp.	6,905,000	90,525
JPMorgan Chase & Co.	2,353,000	89,579
American Express Co.	1,250,000	52,537
Capital One Financial Corp.	700,000	27,685
HSBC Holdings PLC (ADR)	318,749	16,126
Wells Fargo & Co.	625,000	15,706
Moody’s Corp.	615,000	15,363
BNP Paribas SA (ADR)	325,000	11,518
AFLAC Inc.	200,000	10,342
Bank of New York Mellon Corp.	355,000	9,276
BB&T Corp.	372,400	8,967
Banco Santander, SA (ADR)	661,000	8,368
		355,992

ENERGY — 7.93%
ConocoPhillips	2,050,000	117,731
Royal Dutch Shell PLC, Class A (ADR)	900,000	54,270
Schlumberger Ltd.	700,000	43,127
Exxon Mobil Corp.	420,000	25,952
BP PLC (ADR)	500,000	20,585
Chevron Corp.	170,000	13,779
Spectra Energy Corp	541,700	12,215
Marathon Oil Corp.	332,700	11,012
EOG Resources, Inc.	110,000	10,227
Eni SpA (ADR)	70,000	3,023
		311,921

TELECOMMUNICATION SERVICES — 6.49%
AT&T Inc.	7,005,000	200,343
Verizon Communications Inc.	1,000,000	32,590
Qwest Communications International Inc.	2,615,000	16,396
CenturyLink, Inc.	130,000	5,130
Frontier Communications Corp., Class B	120,020	980
		255,439

UTILITIES — 1.89%
Southern Co.	750,000	27,930
NextEra Energy, Inc.	400,000	21,756
FirstEnergy Corp.	370,000	14,260
Xcel Energy Inc.	250,000	5,742
Duke Energy Corp.	260,000	4,605
		74,293

MATERIALS — 1.29%
Air Products and Chemicals, Inc.	400,000	33,128
Dow Chemical Co.	645,000	17,712
		50,840

MISCELLANEOUS — 2.44%
Other common stocks in initial period of acquisition		95,902

Total common stocks (cost: $3,386,087,000)		3,739,721

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,2	60,000	—

Total rights & warrants (cost: $230,000)		—

	Shares or
Convertible securities — 0.33%	principal amount

UTILITIES — 0.17%
PPL Corp. 9.50% convertible preferred 2013, units	115,000	6,562

MATERIALS — 0.16%
United States Steel Corp. 4.00% convertible debenture 2014	$4,080,000	6,314

Total convertible securities (cost: $14,653,000)		12,876

	Principal amount	Value
Short-term securities — 5.08%	(000)	(000)

Freddie Mac 0.165%–0.185% due 11/15–12/27/2010	$52,000	$51,987
Wal-Mart Stores Inc. 0.18%–0.21% due 10/4–10/19/20103	46,900	46,897
U.S. Treasury Bills 0.143%–0.152% due 11/12–12/2/2010	32,200	32,193
Variable Funding Capital Company LLC 0.28% due 11/17/20103	20,000	19,993
Ranger Funding Co. LLC 0.18% due 10/1/20103	18,900	18,900
Procter & Gamble Co. 0.26% due 12/2/20103	10,000	9,996
Procter & Gamble International Funding S.C.A. 0.18% due 10/28/20103	2,800	2,800
Straight-A Funding LLC 0.24% due 12/1/20103	12,000	11,994
Jupiter Securitization Co., LLC 0.26% due 12/8/20103	5,100	5,097

Total short-term securities (cost: $199,856,000)		199,857

Total investment securities (cost: $3,600,826,000)		3,952,454
Other assets less liabilities		(18,332)

Net assets		$3,934,122

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities represented less than .01% of the net assets of the fund.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $115,677,000, which represented 2.94% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$896,227	$—	$—	$896,227
Industrials	517,237	—	—	517,237
Health care	453,345	—	—	453,345
Consumer discretionary	366,103	—	—	366,103
Consumer staples	362,422	—	—	362,422
Financials	355,992	—	—	355,992
Energy	311,921	—	—	311,921
Telecommunication services	255,439	—	—	255,439
Utilities	74,293	—	—	74,293
Materials	50,840	—	—	50,840
Miscellaneous	95,902	—	—	95,902
Convertible securities	6,562	6,314	—	12,876
Short-term securities	—	199,857	—	199,857
Total	$3,746,283	$206,171	$—	$3,952,454

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$594,786
Gross unrealized depreciation on investment securities	(253,762)
Net unrealized appreciation on investment securities	341,024
Cost of investment securities for federal income tax purposes	3,611,430

Key to abbreviation

ADR = American Depositary Receipts

Global Growth and Income Fund
Investment portfolio

September 30, 2010
unaudited

Common stocks — 92.15%	Shares	Value (000)

FINANCIALS — 17.83%
Agricultural Bank of China, Class H1,2	85,066,000	$44,018
Industrial and Commercial Bank of China Ltd., Class H2	45,432,000	33,777
Australia and New Zealand Banking Group Ltd.2	1,280,000	29,298
JPMorgan Chase & Co.	643,200	24,487
Prudential PLC2	2,213,353	22,153
Marsh & McLennan Companies, Inc.	800,000	19,296
Macquarie Group Ltd.2	500,000	17,567
HSBC Holdings PLC (ADR)	175,000	8,853
HSBC Holdings PLC (Hong Kong)2	820,000	8,400
Macquarie International Infrastructure Fund Ltd.2	36,200,164	15,015
Absa Group Ltd.2	668,476	12,846
Fairfax Financial Holdings Ltd.	27,000	10,995
Bank of Nova Scotia	200,000	10,675
AXA SA2	583,935	10,253
Bank of America Corp.	700,000	9,177
People’s United Financial, Inc.	701,000	9,176
China Life Insurance Co. Ltd., Class H2	2,297,000	9,105
BNP Paribas SA2	119,999	8,575
Hospitality Properties Trust	375,000	8,374
Longfor Properties Co. Ltd.2	7,100,000	8,044
PNC Financial Services Group, Inc.	150,000	7,786
Berkshire Hathaway Inc., Class B1	84,000	6,945
Synovus Financial Corp.	2,700,000	6,642
Toronto-Dominion Bank	80,000	5,789
Standard Chartered PLC2	160,000	4,598
UBS AG1,2	248,500	4,227
Citigroup Inc.1	1,000,000	3,900
Banco Santander, SA2	303,296	3,843
ING Groep NV, depository receipts1,2	371,426	3,836
Indiabulls Real Estate Ltd.1,2	980,000	3,733
Hang Seng Bank Ltd.2	250,000	3,676
Itaú Unibanco Holding SA, preferred nominative (ADR)	137,500	3,325
First Southern Bancorp, Inc.1,2,3	122,265	2,580
Bank of China Ltd., Class H2	4,400,000	2,304
Capitol Federal Financial, Inc.	800	20
		383,288

CONSUMER DISCRETIONARY — 10.71%
Virgin Media Inc.1	2,015,000	46,385
Home Depot, Inc.	980,000	31,046
Carnival Corp., units	600,000	22,926
McDonald’s Corp.	290,000	21,608
Carphone Warehouse Group PLC1,2	2,845,550	12,193
Toll Corp.1	600,000	11,412
MGM Resorts International1	1,000,000	11,280
D.R. Horton, Inc.	1,000,000	11,120
Saks Inc.1	1,200,000	10,320
Toyota Motor Corp.2	246,000	8,817
DIRECTV, Class A1	200,000	8,326
Honda Motor Co., Ltd.2	218,000	7,755
Time Warner Inc.	180,500	5,532
H & M Hennes & Mauritz AB, Class B2	147,610	5,345
adidas AG, non-registered shares2	82,700	5,126
Esprit Holdings Ltd.2	911,899	4,916
Amazon.com, Inc.1	20,000	3,141
Truworths International Ltd.2	290,100	2,907
		230,155

TELECOMMUNICATION SERVICES — 10.63%
AT&T Inc.	1,125,000	32,175
Koninklijke KPN NV2	1,991,000	30,821
Verizon Communications Inc.	875,000	28,516
Telefónica, SA2	820,000	20,343
Portugal Telecom, SGPS, SA2	1,506,000	20,064
China Telecom Corp. Ltd., Class H2	29,460,000	16,132
SOFTBANK CORP.2	413,000	13,534
KDDI Corp.2	2,790	13,371
TalkTalk Telecom Group PLC1,2	5,691,100	13,125
América Móvil, SAB de CV, Series L (ADR)	130,000	6,933
América Móvil, SAB de CV, Series L	1,020,000	2,717
Bell Aliant Regional Communications Income Fund	380,000	9,555
Telstra Corp. Ltd.2	3,370,000	8,534
Partner Communications Co. Ltd.2	365,000	6,775
Philippine Long Distance Telephone Co.2	80,000	4,773
Frontier Communications Corp., Class B	126,020	1,030
		228,398

CONSUMER STAPLES — 9.80%
Kraft Foods Inc., Class A	1,048,000	32,341
British American Tobacco PLC2	850,000	31,757
Anheuser-Busch InBev NV2	519,000	30,491
Tesco PLC2	3,303,000	22,011
Unilever NV, depository receipts2	705,000	21,123
Coca-Cola Amatil Ltd.2	1,112,352	12,889
Pernod Ricard SA2	112,200	9,387
C&C Group PLC2	2,000,000	8,787
Coca-Cola Co.	143,000	8,368
Philip Morris International Inc.	130,000	7,283
Sysco Corp.	250,000	7,130
Procter & Gamble Co.	100,000	5,997
Avon Products, Inc.	133,000	4,271
SABMiller PLC2	100,000	3,199
Shoprite Holdings Ltd.2	205,796	2,915
Colgate-Palmolive Co.	35,000	2,690
		210,639

INDUSTRIALS — 9.51%
Joy Global Inc.	400,000	28,128
Schneider Electric SA2	166,274	21,126
General Electric Co.	1,000,000	16,250
Emerson Electric Co.	290,000	15,271
Geberit AG2	85,000	15,150
Lockheed Martin Corp.	200,000	14,256
Waste Management, Inc.	340,000	12,152
Tyco International Ltd.	300,000	11,019
United Technologies Corp.	140,000	9,972
Vallourec SA2	100,000	9,951
Cobham PLC2	2,730,000	9,919
Rickmers Maritime2,4	27,420,000	7,828
Boeing Co.	100,000	6,654
Siemens AG2	46,500	4,918
Caterpillar Inc.	60,000	4,721
Finmeccanica SpA2	382,583	4,548
Ryanair Holdings PLC (ADR)	145,000	4,467
Capita Group PLC2	342,000	4,227
URS Corp.1	99,000	3,760
		204,317

INFORMATION TECHNOLOGY — 9.28%
International Business Machines Corp.	200,000	26,828
Google Inc., Class A1	46,750	24,581
Nintendo Co., Ltd.2	93,000	23,242
Microsoft Corp.	700,000	17,143
HTC Corp.2	661,500	15,005
Canon, Inc.2	302,000	14,122
Intel Corp.	700,000	13,461
Samsung Electronics Co. Ltd.2	17,200	11,721
KLA-Tencor Corp.	300,000	10,569
Automatic Data Processing, Inc.	205,000	8,616
Cisco Systems, Inc.1	375,000	8,212
Apple Inc.1	20,000	5,675
Oracle Corp.	200,000	5,370
MediaTek Inc.2	374,020	5,259
Avago Technologies Ltd.1	190,000	4,277
Tyco Electronics Ltd.	100,000	2,922
Yahoo! Inc.1	165,750	2,349
		199,352

MATERIALS — 8.89%
Newmont Mining Corp.	800,000	50,248
Barrick Gold Corp.	890,000	41,198
Yamana Gold Inc.	2,000,000	22,801
United States Steel Corp.	350,000	15,344
Nucor Corp.	320,000	12,224
BHP Billiton PLC (ADR)	140,000	8,949
Impala Platinum Holdings Ltd.2	316,648	8,168
Gold Fields Ltd.2	500,000	7,610
Monsanto Co.	145,000	6,950
CRH PLC2	331,190	5,459
Air Products and Chemicals, Inc.	58,000	4,804
Rio Tinto PLC2	80,000	4,697
Praxair, Inc.	30,000	2,708
		191,160

HEALTH CARE — 7.08%
Merck & Co., Inc.	1,507,000	55,473
Eli Lilly and Co.	650,000	23,744
Novartis AG2	383,000	22,070
Novo Nordisk A/S, Class B2	140,000	13,857
CSL Ltd.2	250,000	7,986
Sonic Healthcare Ltd.2	750,000	7,985
Johnson & Johnson	100,000	6,196
Smith & Nephew PLC2	588,000	5,365
Roche Holding AG2	37,850	5,168
Bayer AG2	62,500	4,364
		152,208

ENERGY — 3.74%
TOTAL SA2	295,000	15,216
Royal Dutch Shell PLC, Class A (ADR)	129,000	7,779
Royal Dutch Shell PLC, Class B (ADR)	125,000	7,349
Cenovus Energy Inc.	392,000	11,273
Saipem SpA, Class S2	271,800	10,912
Tenaris SA (ADR)	141,000	5,417
Oil Search Ltd.2	760,000	4,523
Baker Hughes Inc.	100,000	4,260
Chevron Corp.	50,000	4,052
EnCana Corp.	132,000	3,989
Reliance Industries Ltd.2	176,000	3,868
Diamond Offshore Drilling, Inc.	27,000	1,830
		80,468

UTILITIES — 3.63%
Hongkong Electric Holdings Ltd.2	3,470,000	21,094
GDF SUEZ2	428,800	15,398
SUEZ Environnement Co.2	701,026	12,974
Snam Rete Gas SpA2	1,750,000	8,870
DUET Group2	4,418,377	7,431
Exelon Corp.	150,000	6,387
PG&E Corp.	90,500	4,110
RRI Energy, Inc.1	500,000	1,775
		78,039

MISCELLANEOUS — 1.05%
Other common stocks in initial period of acquisition		22,570

Total common stocks (cost: $1,805,913,000)		1,980,594

Preferred stocks — 0.11%

FINANCIALS — 0.11%
Resona Preferred Global Securities (Cayman) Ltd. 7.191%5,6	2,355,000	2,311

Total preferred stocks (cost: $1,103,000)		2,311

Convertible securities — 0.61%	Principal amount

MATERIALS — 0.56%
Alcoa Inc. 5.25% convertible notes 2014	$6,000,000	12,067

CONSUMER DISCRETIONARY — 0.04%
MGM Resorts International 4.25% convertible notes 20155	939,000	870

FINANCIALS — 0.01%
First Southern Bancorp, Inc., Series C, convertible preferred1,2,3	209	209

Total convertible securities (cost: $6,989,000)		13,146

	Principal amount
Bonds, notes & other debt instruments — 2.17%	(000)

CONSUMER DISCRETIONARY — 1.00%
Virgin Media Finance PLC, Series 1, 9.50% 2016	$5,000	5,675
Virgin Media Secured Finance PLC 6.50% 2018	9,000	9,540
Royal Caribbean Cruises Ltd. 11.875% 2015	5,100	6,209
		21,424

FINANCIALS — 0.51%
Zions Bancorporation 5.65% 2014	1,310	1,304
Zions Bancorporation 5.50% 2015	5,880	5,812
Zions Bancorporation 6.00% 2015	3,955	3,931
		11,047

TELECOMMUNICATION SERVICES — 0.44%
Digicel Group Ltd. 12.00% 20145	8,225	9,562

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.22%
Brazil (Federal Republic of) 10.00% 2017	BRL8,500	4,635

Total bonds, notes & other debt instruments (cost: $38,056,000)		46,668

Short-term securities — 5.05%

Société Générale North America, Inc. 0.21% due 10/1/2010	$24,500	24,500
Freddie Mac 0.16%–0.31% due 11/10–12/15/2010	23,600	23,595
Variable Funding Capital Company LLC 0.27% due 11/16/20105	16,600	16,594
Novartis Securities Investment Ltd. 0.25%–0.27% due 11/15–12/1/20105	15,800	15,794
Straight-A Funding LLC 0.24% due 12/1/20105	15,200	15,193
Coca-Cola Co. 0.22% due 12/8/20105	10,000	9,995
Federal Home Loan Bank 0.22% due 3/23/2011	2,900	2,897

Total short-term securities (cost: $108,568,000)		108,568

Total investment securities (cost: $1,960,629,000)		2,151,287
Other assets less liabilities		(2,052)

Net assets		$2,149,235

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $925,178,000, which represented 43.05% of the net assets of the fund. This amount includes $922,389,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

First Southern Bancorp, Inc.	12/17/2009	$2,580	$2,580	.12%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	209	209	.01

Total restricted securities		$2,789	$2,789	.13%

4The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $70,319,000, which represented 3.27% of the net assets of the fund.

6Coupon rate may change periodically.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the nine months ended September 30, 2010, appear below.

						Value
					Dividend	of affiliate
					income	at 9/30/2010
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Rickmers Maritime	27,420,000	—	—	27,420,000	$469	$7,828

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Financials	$135,440	$245,268	*	$2,580	$383,288
Consumer discretionary	183,096	47,059	*	—	230,155
Telecommunication services	80,926	147,472	*	—	228,398
Consumer staples	68,080	142,559	*	—	210,639
Industrials	126,650	77,667	*	—	204,317
Information technology	130,003	69,349	*	—	199,352
Materials	165,226	25,934	*	—	191,160
Health care	85,413	66,795	*	—	152,208
Energy	45,949	34,519	*	—	80,468
Utilities	12,272	65,767	*	—	78,039
Miscellaneous	22,570	—		—	22,570
Preferred stocks	—	2,311		—	2,311
Convertible securities	—	12,937		209	13,146
Bonds, notes & other debt instruments	—	46,668		—	46,668
Short-term securities	—	108,568		—	108,568
Total	$1,055,625	$1,092,873		$2,789	$2,151,287

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $922,389,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2010 (dollars in thousands):

	Beginning value	Net unrealized	Ending value
	at 1/1/2010	appreciation	at 9/30/2010
Investment securities	$2,789	$—	$2,789

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$346,524
Gross unrealized depreciation on investment securities	(159,154)
Net unrealized appreciation on investment securities	187,370
Cost of investment securities for federal income tax purposes	1,963,917

Key to abbreviations

ADR = American Depositary Receipts
BRL = Brazilian reais

Growth-Income Fund
Investment portfolio

September 30, 2010
 unaudited

Common stocks — 91.99%	Shares	Value (000)

INFORMATION TECHNOLOGY — 23.00%
Oracle Corp.	29,417,500	$789,860
Microsoft Corp.	27,720,100	678,865
Google Inc., Class A1	1,276,200	671,013
Hewlett-Packard Co.	9,000,000	378,630
Yahoo! Inc.1	19,521,300	276,617
Corning Inc.	14,500,000	265,060
Intel Corp.	13,511,900	259,834
International Business Machines Corp.	1,910,000	256,207
Cisco Systems, Inc.1	11,600,000	254,040
MasterCard Inc., Class A	800,000	179,200
Flextronics International Ltd.1	29,500,000	178,180
QUALCOMM Inc.	3,150,000	142,128
Accenture PLC, Class A	3,065,000	130,232
Linear Technology Corp.	3,500,000	107,555
Xilinx, Inc.	3,727,400	99,186
Nokia Corp.2	8,905,000	89,547
SAP AG2	1,209,000	59,889
SAP AG (ADR)	525,000	25,888
Dell Inc.1	6,050,000	78,408
Rovi Corp.1	1,510,100	76,124
Texas Instruments Inc.	2,625,000	71,243
NVIDIA Corp.1	4,800,000	56,064
Analog Devices, Inc.	1,750,000	54,915
Maxim Integrated Products, Inc.	2,700,000	49,977
HOYA CORP.2	2,000,000	48,878
KLA-Tencor Corp.	1,350,000	47,560
Autodesk, Inc.1	1,400,000	44,758
CoreLogic, Inc.	2,251,680	43,142
Automatic Data Processing, Inc.	955,000	40,139
Applied Materials, Inc.	2,200,000	25,696
Nintendo Co., Ltd.2	75,000	18,744
Telefonaktiebolaget LM Ericsson, Class B2	1,320,784	14,509
Advanced Micro Devices, Inc.1	2,000,000	14,220
Motorola, Inc.1	1,362,500	11,622
Western Union Co.	400,000	7,068
Comverse Technology, Inc.1	970,000	6,528
		5,551,526

INDUSTRIALS — 13.73%
CSX Corp.	6,663,023	368,598
Union Pacific Corp.	3,993,200	326,644
United Technologies Corp.	4,075,000	290,262
Precision Castparts Corp.	2,065,000	262,978
Norfolk Southern Corp.	3,565,300	212,171
United Parcel Service, Inc., Class B	3,150,000	210,073
3M Co.	2,401,000	208,191
General Electric Co.	10,500,000	170,625
General Dynamics Corp.	2,707,000	170,027
Avery Dennison Corp.	3,955,000	146,810
Southwest Airlines Co.	10,945,000	143,051
Emerson Electric Co.	2,400,000	126,384
Rockwell Automation	1,900,000	117,287
Boeing Co.	1,500,000	99,810
SGS SA2	60,000	97,023
Waste Management, Inc.	2,150,000	76,841
Ingersoll-Rand PLC	1,900,000	67,849
Eaton Corp.	800,000	65,992
Tyco International Ltd.	1,000,000	36,730
Pitney Bowes Inc.	1,552,200	33,186
Lockheed Martin Corp.	400,000	28,512
Continental Airlines, Inc., Class B1	989,200	24,572
Alstom SA2	435,000	22,256
AMR Corp.1	1,500,000	9,405
		3,315,277

CONSUMER DISCRETIONARY — 11.16%
Best Buy Co., Inc.	6,763,200	276,141
Time Warner Inc.	8,566,667	262,568
DIRECTV, Class A1	6,295,000	262,061
News Corp., Class A	14,500,200	189,373
Apollo Group, Inc., Class A1	3,500,000	179,725
Target Corp.	3,350,000	179,024
Time Warner Cable Inc.	3,138,516	169,449
Mattel, Inc.	7,000,000	164,220
Royal Caribbean Cruises Ltd.1	4,805,000	151,502
Home Depot, Inc.	3,350,000	106,128
McDonald’s Corp.	1,400,000	104,314
Staples, Inc.	4,600,000	96,232
Fiat SpA2	6,000,000	92,812
VF Corp.	800,000	64,816
Lowe’s Companies, Inc.	2,500,000	55,725
D.R. Horton, Inc.	5,000,000	55,600
Harley-Davidson, Inc.	1,950,000	55,458
Comcast Corp., Class A	1,800,000	32,544
Comcast Corp., Class A, special nonvoting shares	1,000,000	17,010
Carnival Corp., units	1,200,000	45,852
Golden Eagle Retail Group Ltd.2	14,443,000	40,886
Toyota Motor Corp.2	900,000	32,258
Kohl’s Corp.1	600,000	31,608
Magna International Inc., Class A	283,600	23,329
Harman International Industries, Inc.1	185,000	6,181
		2,694,816

ENERGY — 8.97%
ConocoPhillips	7,003,000	402,182
Royal Dutch Shell PLC, Class A (ADR)	3,835,000	231,251
Royal Dutch Shell PLC, Class B (ADR)	1,652,391	97,144
Royal Dutch Shell PLC, Class B2	139,816	4,082
Schlumberger Ltd.	4,135,000	254,757
Chevron Corp.	2,603,200	210,989
Baker Hughes Inc.	4,314,700	183,806
EOG Resources, Inc.	1,708,000	158,793
Apache Corp.	1,367,000	133,638
Devon Energy Corp.	1,693,000	109,605
Canadian Natural Resources, Ltd.	2,040,000	70,564
Marathon Oil Corp.	2,025,000	67,028
Diamond Offshore Drilling, Inc.	750,000	50,828
Woodside Petroleum Ltd.2	1,155,000	48,988
Eni SpA2	2,250,000	48,576
Exxon Mobil Corp.	590,000	36,456
BP PLC2	3,864,409	26,419
Cameco Corp.	660,600	18,318
Spectra Energy Corp	332,500	7,498
OAO Gazprom (ADR)2	142,100	2,990
		2,163,912

HEALTH CARE — 8.48%
Merck & Co., Inc.	11,690,361	430,322
Abbott Laboratories	5,380,000	281,051
Boston Scientific Corp.1	29,670,000	181,877
Biogen Idec Inc.1	2,693,500	151,159
Medtronic, Inc.	3,365,000	112,997
Hologic, Inc.1	5,661,300	90,637
Cardinal Health, Inc.	2,400,000	79,296
Johnson & Johnson	1,225,000	75,901
Novartis AG (ADR)	1,300,000	74,971
Beckman Coulter, Inc.	1,510,000	73,673
Roche Holding AG2	535,000	73,049
Medco Health Solutions, Inc.1	1,400,000	72,884
CIGNA Corp.	1,741,600	62,315
Amgen Inc.1	1,084,700	59,778
Pfizer Inc	3,460,000	59,408
Aetna Inc.	1,500,000	47,415
Teva Pharmaceutical Industries Ltd. (ADR)	515,000	27,166
ResMed Inc.1	800,000	26,248
Covidien PLC	531,250	21,351
Thermo Fisher Scientific Inc.1	390,000	18,673
Alere Inc.1	521,200	16,121
Myriad Genetics, Inc.1	711,800	11,681
		2,047,973

FINANCIALS — 8.42%
JPMorgan Chase & Co.	5,862,900	223,201
Bank of America Corp.	16,091,452	210,959
Capital One Financial Corp.	5,000,000	197,750
HSBC Holdings PLC (Hong Kong)2	8,105,309	83,035
HSBC Holdings PLC (ADR)	1,538,570	77,836
State Street Corp.	3,470,700	130,706
Marsh & McLennan Companies, Inc.	5,175,000	124,821
Citigroup Inc.1	30,000,000	117,000
AFLAC Inc.	2,030,200	104,982
Arthur J. Gallagher & Co.	2,925,000	77,132
SunTrust Banks, Inc.	2,640,000	68,191
Credit Suisse Group AG2	1,570,000	67,240
Banco Santander, SA2	5,239,010	66,377
Moody’s Corp.	2,467,300	61,633
Bank of New York Mellon Corp.	2,263,405	59,143
Hudson City Bancorp, Inc.	4,000,000	49,040
Northern Trust Corp.	860,000	41,486
Industrial and Commercial Bank of China Ltd., Class H2	54,083,000	40,209
Wells Fargo & Co.	1,500,000	37,695
Bank of China Ltd., Class H2	71,260,000	37,306
First American Financial Corp.	2,251,680	33,640
Chimera Investment Corp.	8,000,000	31,600
Comerica Inc.	682,100	25,340
UBS AG1,2	1,343,666	22,855
Allstate Corp.	635,000	20,034
Regions Financial Corp.	2,370,000	17,230
Radian Group Inc.	496,742	3,884
Indiabulls Real Estate Ltd. (GDR)1,2	387,915	1,478
Washington Mutual, Inc.1	1,371,429	262
		2,032,065

CONSUMER STAPLES — 7.35%
Philip Morris International Inc.	7,069,500	396,033
PepsiCo, Inc.	5,318,419	353,356
Molson Coors Brewing Co., Class B	4,780,500	225,735
Kraft Foods Inc., Class A	6,000,000	185,160
CVS/Caremark Corp.	5,750,000	180,952
Avon Products, Inc.	3,305,000	106,124
Asahi Breweries, Ltd.2	4,300,000	86,171
Wal-Mart Stores, Inc.	1,000,000	53,520
Colgate-Palmolive Co.	524,023	40,276
Altria Group, Inc.	1,475,000	35,430
Walgreen Co.	1,000,000	33,500
Lorillard, Inc.	384,000	30,839
Kellogg Co.	590,000	29,801
Kimberly-Clark Corp.	280,000	18,214
		1,775,111

MATERIALS — 4.07%
Air Products and Chemicals, Inc.	2,360,000	195,455
Monsanto Co.	2,771,264	132,827
Freeport-McMoRan Copper & Gold Inc.	1,100,000	93,929
ArcelorMittal2	2,540,000	84,064
Ecolab Inc.	1,500,000	76,110
Sealed Air Corp.	3,200,000	71,936
Dow Chemical Co.	2,194,400	60,258
SSAB Svenskt Stål AB, Class A2	3,276,684	52,306
Barrick Gold Corp.	1,000,000	46,290
Praxair, Inc.	499,624	45,096
Celanese Corp., Series A	1,075,000	34,508
United States Steel Corp.	769,000	33,713
Salzgitter AG2	511,743	33,214
Akzo Nobel NV2	247,000	15,281
MeadWestvaco Corp.	258,200	6,295
Weyerhaeuser Co.	84,541	1,332
		982,614

TELECOMMUNICATION SERVICES — 3.93%
AT&T Inc.	16,310,000	466,466
Telephone and Data Systems, Inc.	2,268,200	74,397
Telephone and Data Systems, Inc., special common shares	2,277,900	64,578
Qwest Communications International Inc.	13,000,000	81,510
CenturyLink, Inc.	2,048,775	80,845
Verizon Communications Inc.	2,350,000	76,586
América Móvil, SAB de CV, Series L (ADR)	775,000	41,331
Turkcell Iletisim Hizmetleri AS2	6,020,000	40,462
Sprint Nextel Corp., Series 11	4,795,000	22,201
		948,376

UTILITIES — 1.55%
Dominion Resources, Inc.	2,500,000	109,150
Scottish and Southern Energy PLC2	4,265,000	74,938
Exelon Corp.	1,435,000	61,103
Public Service Enterprise Group Inc.	1,785,000	59,048
FirstEnergy Corp.	1,430,000	55,112
Duke Energy Corp.	665,000	11,777
American Electric Power Co., Inc.	67,900	2,460
		373,588

MISCELLANEOUS — 1.33%
Other common stocks in initial period of acquisition		321,212

Total common stocks (cost: $19,127,826,000)		22,206,470

Preferred stocks — 0.17%

FINANCIALS — 0.17%
JPMorgan Chase & Co., Series I, 7.90%3	29,049,000	31,236
Wells Fargo & Co., Series K, 7.98%3	9,530,000	10,078

Total preferred stocks (cost: $37,668,000)		41,314

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,2	1,600,000	—

Total rights & warrants (cost: $6,131,000)		—

	Shares or
Convertible securities — 0.46%	principal amount

FINANCIALS — 0.35%
Citigroup Inc. 7.50% convertible preferred 2012	526,000	62,336
SLM Corp., Series C, 7.25% convertible preferred 2010	33,900	21,442
		83,778

INDUSTRIALS — 0.11%
AMR Corp. 6.25% convertible notes 2014	$14,250,000	13,929
Continental Airlines, Inc. 4.50% convertible debentures 2015	$9,000,000	13,073
		27,002

Total convertible securities (cost: $90,728,000)		110,780

	Principal amount	Value
Bonds, notes & other debt instruments — 0.02%	(000)	(000)

FINANCIALS — 0.02%
Wachovia Capital Trust III 5.80% (undated)3	$4,345	$3,856
Bank of America Corp. 4.25% 2010	310	310
Bank of America Corp. 4.375% 2010	2,085	2,097

Total bonds, notes & other debt instruments (cost: $4,690,000)		6,263

Short-term securities — 7.64%

Fannie Mae 0.175%–0.38% due 10/1/2010–5/16/2011	308,900	308,674
Freddie Mac 0.18%–0.265% due 11/15/2010–1/25/2011	222,500	222,407
Procter & Gamble Co. 0.23%–0.26% due 10/5–12/15/20104	180,200	180,153
Ranger Funding Co. LLC 0.24% due 10/26/20104	75,000	74,987
Bank of America Corp 0.23%–0.28% due 11/8–11/29/2010	87,600	87,570
Straight-A Funding LLC 0.24%–0.31% due 10/27–12/6/20104	161,153	161,106
Jupiter Securitization Co., LLC 0.25%–0.27% due 11/18/2010–1/11/20114	115,000	114,914
Edison Asset Securitization LLC 0.25% due 11/10/20104	70,000	69,982
General Electric Co. 0.17% due 10/1/2010	43,600	43,600
Wal-Mart Stores Inc. 0.18%–0.21% due 10/6–11/3/20104	96,300	96,288
Coca-Cola Co. 0.21%–0.25% due 10/12–12/16/20104	95,175	95,146
NetJets Inc. 0.19%–0.22% due 10/13–11/1/20104	66,900	66,894
Federal Home Loan Bank 0.16%–0.18% due 10/22–11/24/2010	53,700	53,689
United Technologies Corp. 0.19% due 10/7/20104	46,400	46,398
Merck & Co. Inc. 0.20% due 10/12/20104	45,000	44,997
Abbott Laboratories 0.19%–0.21% due 10/4–11/22/20104	39,800	39,793
U.S. Treasury Bill 0.225% due 10/14/2010	35,700	35,698
John Deere Credit Ltd. 0.22% due 10/21/20104	27,000	26,997
Google, Inc. 0.23% due 10/20/20104	25,000	24,996
Variable Funding Capital Company LLC 0.27% due 10/7/20104	20,600	20,599
Johnson & Johnson 0.22%–0.24% due 1/20–2/9/20114	19,500	19,484
PepsiCo Inc. 0.22% due 11/1/20104	9,100	9,098

Total short-term securities (cost: $1,843,364,000)		1,843,470

Total investment securities (cost: $21,110,407,000)		24,208,297
Other assets less liabilities		(68,236)

Net assets		$24,140,061

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,507,766,000, which represented 6.25% of the net assets of the fund. This amount includes $1,506,288,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Coupon rate may change periodically.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,091,832,000 which represented 4.52% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$5,319,959	$231,567	*	$—	$5,551,526
Industrials	3,195,998	119,279	*	—	3,315,277
Consumer discretionary	2,528,860	165,956	*	—	2,694,816
Energy	2,032,857	131,055	*	—	2,163,912
Health care	1,974,924	73,049	*	—	2,047,973
Financials	1,713,565	318,500	*	—	2,032,065
Consumer staples	1,688,940	86,171	*	—	1,775,111
Materials	797,749	184,865	*	—	982,614
Telecommunication services	907,914	40,462	*	—	948,376
Utilities	298,650	74,938	*	—	373,588
Miscellaneous	239,288	81,924	*	—	321,212
Preferred stocks	—	41,314		—	41,314
Convertible securities	83,778	27,002		—	110,780
Bonds, notes & other debt instruments	—	6,263		—	6,263
Short-term securities	—	1,843,470		—	1,843,470
Total	$20,782,482	$3,425,815		$—	$24,208,297

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,506,288,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$4,373,926
Gross unrealized depreciation on investment securities	(1,283,844)
Net unrealized appreciation on investment securities	3,090,082
Cost of investment securities for federal income tax purposes	21,118,215

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

International Growth and Income Fund
Investment portfolio

September 30, 2010

Common stocks — 89.55%	Shares	Value (000)

FINANCIALS — 18.81%
Banco Santander, SA1	569,700	$7,218
Prudential PLC1	395,251	3,956
Aviva PLC1	498,000	3,127
China Construction Bank Corp., Class H1	2,789,000	2,439
Bank of China Ltd., Class H1	4,580,000	2,398
Barclays PLC1	490,000	2,301
Société Générale1	36,736	2,126
Bank of Cyprus PCL1	416,134	2,093
CapitaMall Trust, units1	650,000	1,064
Erste Bank der oesterreichischen Sparkassen AG1	24,629	987
Woori Finance Holdings Co., Ltd.1	72,550	903
Raiffeisen International Bank-Holding AG1	17,000	791
HDFC Bank Ltd.1	13,950	773
Itaú Unibanco Holding SA, preferred nominative	30,250	724
Deutsche Börse AG1	10,300	688
China Taiping Insurance Holdings Co. Ltd.1,2	200,000	670
PT Bank Rakyat Indonesia (Persero) Tbk1	591,000	661
Vienna Insurance Group1	11,300	608
Japan Real Estate Investment Corp.1	61	555
Deutsche Bank AG1	9,000	492
Admiral Group PLC1	14,607	382
CapitaMalls Asia Ltd.1	165,000	271
Unibail-Rodamco SE, non-registered shares1,2	600	134
Credit Suisse Group AG1	2,800	120
Sberbank (Savings Bank of the Russian Federation) (GDR)1	300	92
		35,573

INFORMATION TECHNOLOGY — 13.10%
Compal Electronics, Inc.1	3,604,745	4,318
Nintendo Co., Ltd.1	16,400	4,098
Quanta Computer Inc.1	1,861,340	3,030
Acer Inc.1	1,038,157	2,637
MediaTek Inc.1	185,369	2,607
Wistron Corp.1	1,389,834	2,534
NetEase.com, Inc. (ADR)2	37,600	1,483
Hynix Semiconductor Inc.1,2	50,000	973
Delta Electronics, Inc.1	202,760	846
HTC Corp.1	31,600	717
Redecard SA, ordinary nominative	43,960	682
Taiwan Semiconductor Manufacturing Co. Ltd.1	204,014	405
Cielo SA, ordinary nominative	32,500	283
Konica Minolta Holdings, Inc.1	17,000	166
		24,779

CONSUMER STAPLES — 11.17%
Philip Morris International Inc.	113,040	6,332
Anheuser-Busch InBev NV1	60,150	3,534
British American Tobacco PLC1	86,100	3,217
Nestlé SA1	46,800	2,494
Foster’s Group Ltd.1	315,000	1,862
Wilmar International Ltd.1	366,000	1,671
Wesfarmers Ltd.1	36,500	1,160
Pernod Ricard SA1	8,195	686
Danone SA1	2,964	178
		21,134

CONSUMER DISCRETIONARY — 8.69%
Daimler AG1,2	92,330	5,858
Virgin Media Inc.2	169,900	3,911
Fiat SpA1	66,700	1,032
Esprit Holdings Ltd.1	164,537	887
Honda Motor Co., Ltd.1	23,500	836
TUI Travel PLC1	221,500	746
Hyundai Motor Co.1	5,350	718
Toyota Motor Corp.1	19,100	685
Peugeot SA1,2	18,250	616
adidas AG, non-registered shares1	8,000	496
Li & Fung Ltd.1	50,000	280
Marks and Spencer Group PLC1	37,400	228
OPAP SA1	9,513	150
		16,443

TELECOMMUNICATION SERVICES — 7.85%
América Móvil, SAB de CV, Series L (ADR)	51,000	2,720
Millicom International Cellular SA	19,300	1,852
Singapore Telecommunications Ltd.1	730,000	1,742
BCE Inc.	48,735	1,586
Telekom Austria AG, non-registered shares1	101,927	1,532
Türk Telekomünikasyon AS, Class D1	252,400	1,133
Turkcell Iletisim Hizmetleri AS1	155,000	1,042
Advanced Info Service PCL1	230,000	721
Telefónica, SA1	27,800	689
Taiwan Mobile Co., Ltd.1	266,000	549
Philippine Long Distance Telephone Co.1	8,300	495
Maxis Bhd.1	241,200	418
Chunghwa Telecom Co., Ltd.1	160,000	358
		14,837

MATERIALS — 7.73%
ArcelorMittal1	112,200	3,713
CRH PLC1	157,722	2,600
Svenska Cellulosa AB SCA, Class B1	132,000	2,011
Linde AG1	10,230	1,335
Syngenta AG1	4,060	1,010
Amcor Ltd.1	156,100	982
Koninklijke DSM NV1	15,500	795
Akzo Nobel NV1	11,800	730
Rio Tinto PLC1	7,414	435
Givaudan SA1	397	406
Israel Chemicals Ltd.1	27,200	384
Ambuja Cements Ltd.1	68,000	213
		14,614

INDUSTRIALS — 7.46%
BAE Systems PLC1	751,350	4,044
Legrand SA1	116,000	3,925
ASSA ABLOY AB, Class B1	76,000	1,920
AB Volvo, Class B1,2	93,800	1,379
Siemens AG1	11,000	1,164
Sandvik AB1	35,522	545
Embraer — Empresa Brasileira de Aeronáutica SA, ordinary nominative	72,000	503
Schneider Electric SA1	3,614	459
Geberit AG1	1,000	178
		14,117

UTILITIES — 5.89%
Scottish and Southern Energy PLC1	255,200	4,484
GDF SUEZ1	124,250	4,462
CEZ, a s1	34,385	1,541
Hongkong Electric Holdings Ltd.1	106,000	644
		11,131

HEALTH CARE — 5.05%
Bayer AG1	63,330	4,422
Novartis AG1	61,225	3,528
Teva Pharmaceutical Industries Ltd. (ADR)	11,850	625
Sonic Healthcare Ltd.1	54,175	577
UCB SA1	11,400	396
		9,548

ENERGY — 2.62%
BP PLC1	553,600	3,784
Woodside Petroleum Ltd.1	21,679	920
Eni SpA1	11,550	249
		4,953

MISCELLANEOUS — 1.18%
Other common stocks in initial period of acquisition		2,234

Total common stocks (cost: $152,884,000)		169,363

Preferred stocks — 0.31%

FINANCIALS — 0.31%
Barclays Bank PLC 6.86%3,4	355,000	339
Mizuho Capital Investment (USD) 2 Ltd. 14.95%3,4	200,000	257

Total preferred stocks (cost: $502,000)		596

Rights & warrants — 0.02%

FINANCIALS — 0.02%
Deutsche Bank AG, rights, expire 20101,2	9,000	44

Total rights & warrants (cost: $0)		44

	Principal amount	Value
Bonds, notes & other debt instruments — 4.06%	(000)	(000)

FINANCIALS — 1.16%
AXA SA 6.463% (undated)3,4	$1,275	$1,119
Westfield Group 5.40% 20123	295	315
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	40	44
Westfield Group 5.70% 20163	10	11
Westfield Group 7.125% 20183	335	394
HBOS PLC 6.75% 20183	315	317
		2,200

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 1.11%
Brazilian Treasury Bill 6.00% 20154,5	BRL3,534	2,091

CONSUMER DISCRETIONARY — 0.55%
Virgin Media Finance PLC, Series 1, 9.50% 2016	$925	1,050

TELECOMMUNICATION SERVICES — 0.49%
MTS International Funding Ltd. 8.625% 20203	800	920

HEALTH CARE — 0.40%
Elan Finance PLC and Elan Finance Corp. 8.75% 20163	745	756

ENERGY — 0.35%
Gazprom OJSC, Series 9, 6.51% 2022	270	289
Gazprom OJSC 7.288% 2037	290	325
Husky Energy Inc. 5.90% 2014	20	22
Husky Energy Inc. 7.25% 2019	15	18
		654

Total bonds, notes & other debt instruments (cost: $6,885,000)		7,671

Short-term securities — 5.71%

Ranger Funding Co. LLC 0.18% due 10/1/20103	2,600	2,600
Coca-Cola Co. 0.22% due 12/1/20103	2,300	2,299
Federal Home Loan Bank 0.165% due 10/27/2010	2,000	2,000
Freddie Mac 0.17% due 11/22/2010	2,000	1,999
KfW 0.19% due 10/28/20103	1,900	1,900

Total short-term securities (cost: $10,798,000)		10,798

Total investment securities (cost: $171,069,000)		188,472
Other assets less liabilities		665

Net assets		$189,137

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $146,642,000, which represented 77.53% of the net assets of the fund. This amount includes $146,550,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,271,000, which represented 5.96% of the net assets of the fund.

4Coupon rate may change periodically.
5Index-linked bond whose principal amount moves with a government retail price index.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of September 30, 2010, the fund had an open forward currency contract to sell currencies, as shown on the following table. The open forward currency contract shown is generally indicative of the level of activity over the prior 12-month period.

					(amounts in thousands)
					Unrealized
			Contract amount		depreciation at
	Settlement date	Counterparty	Receive	Deliver	9/30/2010

Sales:
Euros	10/29/2010	HSBC Bank	$1,213	€894	$(5)

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Financials	$724	$34,849	*	$—	$35,573
Information technology	2,448	22,331	*	—	24,779
Consumer staples	6,332	14,802	*	—	21,134
Consumer discretionary	3,911	12,532	*	—	16,443
Telecommunication services	6,158	8,679	*	—	14,837
Materials	—	14,614	*	—	14,614
Industrials	503	13,614	*	—	14,117
Utilities	—	11,131	*	—	11,131
Health care	625	8,923	*	—	9,548
Energy	—	4,953	*	—	4,953
Miscellaneous	2,064	170	*	—	2,234
Preferred stocks	—	596		—	596
Rights & warrants	—	44	*	—	44
Bonds, notes & other debt instruments	—	7,671		—	7,671
Short-term securities	—	10,798		—	10,798
Total	$22,765	$165,707		$—	$188,472

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $146,550,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts†:	Level 1	Level 2	Level 3	Total
Unrealized depreciation on open forward currency contracts	$—	$(5)	$—	$(5)

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$22,411
Gross unrealized depreciation on investment securities	(5,126)
Net unrealized appreciation on investment securities	17,285
Cost of investment securities for federal income tax purposes	171,187

Key to abbreviations and symbol

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais
€ = Euros

Asset Allocation Fund
Investment portfolio

September 30, 2010
unaudited

Common stocks — 73.86%	Shares	Value (000)

INFORMATION TECHNOLOGY — 11.94%
Oracle Corp.	7,660,000	$205,671
Corning Inc.	7,400,000	135,272
International Business Machines Corp.	980,000	131,457
Microsoft Corp.	4,700,000	115,103
Apple Inc.1	380,000	107,825
Cisco Systems, Inc.1	4,910,000	107,529
Google Inc., Class A1	200,000	105,158
KLA-Tencor Corp.	2,450,000	86,313
Texas Instruments Inc.	2,500,000	67,850
Xilinx, Inc.	2,000,000	53,220
Hewlett-Packard Co.	980,000	41,229
Yahoo! Inc.1	2,500,000	35,425
Paychex, Inc.	438,340	12,050
		1,204,102

HEALTH CARE — 10.18%
Merck & Co., Inc.	4,100,000	150,921
Johnson & Johnson	2,060,000	127,638
Amgen Inc.1	2,250,000	123,997
Cardinal Health, Inc.	2,901,424	95,863
Abbott Laboratories	1,690,000	88,286
Eli Lilly and Co.	2,000,000	73,060
Baxter International Inc.	1,500,000	71,565
Gilead Sciences, Inc.1	2,000,000	71,220
UnitedHealth Group Inc.	2,000,000	70,220
Bristol-Myers Squibb Co.	2,500,000	67,775
Aetna Inc.	1,394,000	44,064
Medtronic, Inc.	1,250,000	41,975
		1,026,584

FINANCIALS — 9.76%
ACE Ltd.	2,320,000	135,140
Moody’s Corp.	4,200,000	104,916
Goldman Sachs Group, Inc.	600,000	86,748
T. Rowe Price Group, Inc.	1,700,000	85,111
Wells Fargo & Co.	3,200,000	80,416
JPMorgan Chase & Co.	2,000,000	76,140
Marsh & McLennan Companies, Inc.	2,940,000	70,913
Allstate Corp.	2,000,000	63,100
Progressive Corp.	2,950,000	61,566
Bank of Montreal	1,000,000	57,750
Ping An Insurance (Group) Co. of China, Ltd., Class H2	4,600,000	46,956
Nomura Holdings, Inc.2	8,750,000	42,431
First Horizon National Corp.1	2,500,000	28,525
China Life Insurance Co. Ltd., Class H2	7,100,000	28,144
Home BancShares, Inc.	660,000	13,411
Citigroup Inc.1	767,307	2,992
Bank of America Corp.	33,396	438
		984,697

MATERIALS — 9.20%
BHP Billiton Ltd.2	4,340,000	165,470
Dow Chemical Co.	5,500,000	151,030
Monsanto Co.	2,740,000	131,328
Sigma-Aldrich Corp.	1,920,000	115,930
Rio Tinto PLC2	1,681,753	98,751
FMC Corp.	1,250,000	85,513
Martin Marietta Materials, Inc.	840,000	64,655
Nucor Corp.	1,400,000	53,480
OCI Co. Ltd.2	100,000	31,003
Barrick Gold Corp.	660,000	30,551
		927,711

INDUSTRIALS — 8.08%
Boeing Co.	2,250,000	149,715
Deere & Co.	1,100,000	76,758
IDEX Corp.	1,950,000	69,245
Emerson Electric Co.	1,200,000	63,192
Roper Industries, Inc.	935,000	60,943
Tyco International Ltd.	1,600,000	58,768
Expeditors International of Washington, Inc.	1,266,245	58,539
Robert Half International Inc.	2,150,000	55,900
United Parcel Service, Inc., Class B	820,000	54,686
Lockheed Martin Corp.	750,000	53,460
Danaher Corp.	1,220,000	49,544
Waste Management, Inc.	1,000,000	35,740
ITT Corp.	600,000	28,098
Atrium Corp.1,2,3	535	48
		814,636

ENERGY — 7.47%
Schlumberger Ltd.	2,030,000	125,068
Chevron Corp.	1,400,000	113,470
Transocean Ltd.1	1,500,000	96,435
Suncor Energy Inc.	2,150,000	70,002
Denbury Resources Inc.1	4,000,000	63,560
Apache Corp.	640,000	62,567
Noble Energy, Inc.	600,000	45,054
Tenaris SA (ADR)	1,100,000	42,262
Occidental Petroleum Corp.	500,000	39,150
Rosetta Resources Inc.1	1,500,000	35,235
Core Laboratories NV	400,000	35,216
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	700,000	25,389
		753,408

CONSUMER DISCRETIONARY — 6.96%
Home Depot, Inc.	4,322,797	136,946
Comcast Corp., Class A	7,500,000	135,600
DIRECTV, Class A1	2,000,000	83,260
Best Buy Co., Inc.	1,845,000	75,331
Johnson Controls, Inc.	2,150,000	65,575
McDonald’s Corp.	878,907	65,487
Carnival Corp., units	1,560,000	59,608
Amazon.com, Inc.1	300,000	47,118
Toyota Motor Corp.2	800,000	28,674
Cooper-Standard Holdings Inc.1,2,3	123,234	3,782
American Media, Inc.1,2,3	85,421	1
		701,382

CONSUMER STAPLES — 4.22%
Coca-Cola Co.	2,000,000	117,040
Unilever NV (New York registered)	2,480,000	74,102
Colgate-Palmolive Co.	960,000	73,786
PepsiCo, Inc.	1,000,000	66,440
Philip Morris International Inc.	1,000,000	56,020
CVS/Caremark Corp.	1,000,000	31,470
Origin Enterprises PLC2	1,773,300	6,651
		425,509

TELECOMMUNICATION SERVICES — 1.92%
American Tower Corp., Class A1	2,100,000	107,646
AT&T Inc.	3,000,000	85,800
Colt Group SA1,2	51,200	95
		193,541

UTILITIES — 1.52%
Exelon Corp.	1,250,000	53,225
FirstEnergy Corp.	1,250,000	48,175
Entergy Corp.	450,000	34,438
RRI Energy, Inc.1	5,000,000	17,750
		153,588

MISCELLANEOUS — 2.61%
Other common stocks in initial period of acquisition		262,977

Total common stocks (cost: $6,534,827,000)		7,448,135

Preferred stocks — 0.07%

FINANCIALS — 0.07%
BNP Paribas 7.195%4,5	3,000,000	3,000
QBE Capital Funding II LP 6.797%4,5	3,250,000	2,769
AXA SA, Series B, 6.379%4,5	1,315,000	1,154

Total preferred stocks (cost: $7,261,000)		6,923

Rights & warrants — 0.01%

CONSUMER DISCRETIONARY — 0.01%
Cooper-Standard Holdings Inc., warrants, expire 20171,2,3	38,220	552

Total rights & warrants (cost: $432,000)		552

		Value
Convertible securities — 0.03%	Shares	(000)

CONSUMER DISCRETIONARY — 0.03%
Cooper-Standard Holdings Inc. 7.00% convertible preferred2,3	20,212	$2,964

Total convertible securities (cost: $1,973,000)		2,964

	Principal amount
Bonds, notes & other debt instruments — 22.05%	(000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 7.17%
U.S. Treasury 4.625% 2011	$74,875	78,918
U.S. Treasury 4.875% 2012	155,000	164,684
U.S. Treasury 1.875% 20136	15,004	15,973
U.S. Treasury 2.75% 2013	3,190	3,393
U.S. Treasury 3.50% 2013	23,000	24,821
U.S. Treasury 3.625% 2013	35,125	38,012
U.S. Treasury 1.875% 2014	92,000	95,429
U.S. Treasury 1.875% 20156	22,837	24,862
U.S. Treasury 5.125% 2016	33,000	39,530
U.S. Treasury 7.25% 2016	2,000	2,623
U.S. Treasury 1.625% 20186	18,211	19,869
U.S. Treasury 3.50% 2018	1,630	1,801
U.S. Treasury 6.25% 2023	8,235	11,158
U.S. Treasury 6.625% 2027	35,000	50,526
U.S. Treasury 3.50% 2039	77,500	75,005
U.S. Treasury 4.625% 2040	7,000	8,181
Fannie Mae 6.25% 2029	15,575	20,400
Federal Home Loan Bank, Series 467, 5.25% 2014	10,875	12,523
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	6,000	6,264
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	6,000	6,205
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	6,000	6,178
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	5,750	5,880
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,250	4,376
CoBank ACB 0.892% 20224,5	3,805	2,970
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,875	2,963
Federal Agricultural Mortgage Corp. 5.125% 2011	605	618
		723,162

MORTGAGE-BACKED OBLIGATIONS7 — 5.18%
Fannie Mae 4.89% 2012	10,000	10,294
Fannie Mae 4.00% 2015	2,400	2,505
Fannie Mae 5.50% 2017	1,161	1,252
Fannie Mae 5.00% 2018	3,063	3,267
Fannie Mae 5.50% 2020	6,551	7,098
Fannie Mae 6.00% 2021	271	293
Fannie Mae 6.00% 2021	232	251
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	1,884	1,965
Fannie Mae 4.00% 2024	17,256	18,044
Fannie Mae 4.00% 2024	12,646	13,223
Fannie Mae 4.00% 2024	6,447	6,742
Fannie Mae 4.00% 2024	4,409	4,610
Fannie Mae 3.50% 2025	18,000	18,574
Fannie Mae 4.00% 2025	13,737	14,390
Fannie Mae 4.50% 2025	31,194	32,831
Fannie Mae 4.50% 2025	9,000	9,477
Fannie Mae 4.50% 2025	6,000	6,315
Fannie Mae 6.00% 2026	2,212	2,402
Fannie Mae 5.50% 2033	5,336	5,727
Fannie Mae 5.50% 2033	3,294	3,535
Fannie Mae 4.50% 2035	12,616	13,234
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	634	536
Fannie Mae 6.00% 2036	11,130	12,050
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	2,173	2,387
Fannie Mae 5.00% 2037	2,146	2,259
Fannie Mae 5.50% 2037	9,331	9,993
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	501	552
Fannie Mae 5.50% 2037	489	524
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	239	259
Fannie Mae 5.50% 2037	59	63
Fannie Mae 6.00% 2037	20,967	22,746
Fannie Mae 6.00% 2037	5,248	5,648
Fannie Mae 6.00% 2037	2,102	2,262
Fannie Mae 6.00% 2037	478	515
Fannie Mae 6.00% 2038	908	978
Fannie Mae 4.00% 2040	22,000	22,619
Fannie Mae 4.50% 2040	26,000	27,098
Fannie Mae 4.50% 2040	3,321	3,464
Fannie Mae 4.50% 2040	1,669	1,740
Fannie Mae 6.00% 2040	9,150	9,831
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	564	655
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	142	168
Fannie Mae 7.00% 2047	990	1,068
Fannie Mae 7.00% 2047	840	906
Fannie Mae 7.00% 2047	39	42
Freddie Mac 5.00% 2018	1,046	1,117
Freddie Mac 5.00% 2023	2,298	2,453
Freddie Mac 6.00% 2026	8,263	8,910
Freddie Mac, Series T-041, Class 3-A, 7.388% 20325	660	774
Freddie Mac, Series 3233, Class PA, 6.00% 2036	4,391	4,857
Freddie Mac, Series 3312, Class PA, 5.50% 2037	4,474	4,812
Freddie Mac 5.00% 2038	17,008	17,866
Freddie Mac 5.456% 20385	226	239
Freddie Mac 5.50% 2038	848	907
Freddie Mac 6.50% 2038	2,889	3,151
Freddie Mac 5.00% 2039	31,000	32,594
Freddie Mac 5.00% 2040	12,450	13,089
Government National Mortgage Assn. 4.00% 2040	10,000	10,341
Government National Mortgage Assn. 4.50% 2040	6,801	7,179
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	1,165	1,221
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.495% 20375	12,000	12,361
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,671	3,766
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,167	1,181
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	2,514	2,564
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	4,352	4,515
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	500	526
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.437% 20445	10,000	10,943
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	1,003
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	3,974	4,030
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,525	2,618
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20374	3,125	3,353
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20374	2,125	2,230
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20374	1,875	1,967
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	3,786	3,867
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.08% 20385	3,000	3,292
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,750	7,075
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.396% 20445	2,250	2,480
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	3,000	3,265
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.515% 20455	5,000	5,271
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	5,175	5,253
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	5,212	5,133
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,330	3,517
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	360	380
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	500	520
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class D, 6.878% 20184	4,000	4,102
Fannie Mae 5.00% 2040	3,892	4,097
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	3,090	3,246
Bank of America 5.50% 20124	2,240	2,366
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20262,4	1,587	1,650
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	1,230	1,250
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	329	329
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20445	537	538
		522,590

FINANCIALS — 1.83%
CIT Group Inc., Series A, 7.00% 2013	8,075	8,156
CIT Group Inc., Series A, 7.00% 2014	11,480	11,509
CIT Group Inc., Series A, 7.00% 2015	3,324	3,316
Realogy Corp., Term Loan B, 3.258% 20135,7,8	7,522	6,721
Realogy Corp., Term Loan DD, 3.258% 20135,7,8	4,474	3,997
Realogy Corp., Letter of Credit, 3.313% 20135,7,8	1,025	916
Realogy Corp., Second Lien Term Loan A, 13.50% 20177,8	10,310	11,038
International Lease Finance Corp. 5.125% 2010	640	642
International Lease Finance Corp., Series Q, 5.45% 2011	13,670	13,790
International Lease Finance Corp., Series Q, 5.75% 2011	4,250	4,292
Developers Diversified Realty Corp. 5.50% 2015	180	176
Developers Diversified Realty Corp. 9.625% 2016	8,500	9,493
Developers Diversified Realty Corp. 7.50% 2017	4,500	4,682
UBS AG 5.875% 2017	7,625	8,640
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	1,025	1,124
Westfield Group 5.70% 20164	3,700	4,140
Westfield Group 7.125% 20184	1,275	1,502
Royal Bank of Scotland PLC 4.875% 2015	6,000	6,319
ProLogis 7.375% 2019	6,250	6,318
Kimco Realty Corp. 6.875% 2019	5,375	6,269
Bank of America Corp. 5.75% 2017	3,100	3,319
Bank of America Corp. 5.625% 2020	2,500	2,647
Liberty Mutual Group Inc. 6.50% 20354	1,085	996
Liberty Mutual Group Inc. 7.50% 20364	4,855	4,952
Hospitality Properties Trust 6.70% 2018	4,415	4,740
HBOS PLC 6.75% 20184	4,600	4,629
Simon Property Group, LP 5.875% 2017	1,500	1,725
Simon Property Group, LP 10.35% 2019	2,000	2,800
Morgan Stanley, Series F, 6.625% 2018	4,000	4,441
Unum Group 5.625% 2020	4,125	4,246
JPMorgan Chase & Co. 3.40% 2015	4,000	4,157
Barclays Bank PLC 2.50% 2013	1,875	1,917
Barclays Bank PLC 5.125% 2020	2,000	2,166
Wells Fargo & Co. 4.375% 2013	3,615	3,860
Monumental Global Funding III 0.726% 20144,5	4,000	3,833
Rouse Co. 5.375% 20139	2,000	2,258
Rouse Co. 6.75% 20134,9	1,225	1,430
HSBC Bank PLC 3.50% 20154	3,500	3,675
Standard Chartered PLC 3.85% 20154	3,000	3,132
Abbey National Treasury Services PLC 3.875% 20144	2,900	2,971
Goldman Sachs Group, Inc. 3.70% 2015	2,900	2,970
Lazard Group LLC 7.125% 2015	2,585	2,823
Prudential Financial, Inc., Series D, 5.50% 2016	2,000	2,188
Korea Development Bank 5.30% 2013	100	107
		185,022

INDUSTRIALS — 1.77%
Nortek, Inc. 11.00% 2013	25,103	26,798
AMH Holdings, Inc. 11.25% 2014	19,595	20,575
AMH Holdings, Inc. 9.875% 2016	2,075	2,521
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 201610	17,320	17,428
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	3,690	4,207
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.189% 20145,7,8	1,221	990
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.256% 20145,7,8	20,420	16,554
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20145,7,8	3,670	3,656
CEVA Group PLC 11.50% 20184	9,975	10,474
TransDigm Inc. 7.75% 2014	5,125	5,208
TransDigm Inc. 7.75% 2014	1,715	1,743
DAE Aviation Holdings, Inc. 11.25% 20154	6,150	6,227
US Investigations Services, Inc., Term Loan B, 3.292% 20155,7,8	729	665
US Investigations Services, Inc. 10.50% 20154	3,600	3,586
US Investigations Services, Inc. 11.75% 20164	1,735	1,694
Volvo Treasury AB 5.95% 20154	5,250	5,734
Koninklijke Philips Electronics NV 5.75% 2018	4,800	5,610
Ply Gem Industries, Inc. 11.75% 2013	5,190	5,579
RailAmerica, Inc. 9.25% 2017	4,809	5,296
General Electric Co. 5.25% 2017	4,500	5,072
Union Pacific Corp. 5.75% 2017	830	959
Union Pacific Corp. 5.70% 2018	3,205	3,743
Northwest Airlines, Inc., Term Loan B, 3.79% 20135,7,8	628	582
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014	1,545	1,618
Northwest Airlines, Inc., Term Loan A, 2.04% 20185,7,8	1,911	1,648
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20247	757	761
Ashtead Group PLC 8.625% 20154	1,800	1,863
Ashtead Capital, Inc. 9.00% 20164	2,150	2,236
Norfolk Southern Corp. 5.75% 2016	2,255	2,612
Norfolk Southern Corp. 5.75% 2018	1,075	1,261
Norfolk Southern Corp. 7.05% 2037	60	77
United Technologies Corp. 5.70% 2040	3,000	3,450
Atlas Copco AB 5.60% 20174	2,750	3,056
Burlington Northern Santa Fe Corp. 7.00% 2014	1,945	2,278
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20187	298	297
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20197	589	625
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20197	30	30
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20227	797	807
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20134,7	581	638
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20197	525	488
Raytheon Co. 6.40% 2018	120	147
United Air Lines, Inc., Series 1996-A2, 7.87% 20192,7,9	1,211	—
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20214,7	59	55
		178,848

HEALTH CARE — 1.52%
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	7,410	7,632
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	14,805	15,027
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	1,725	1,734
Boston Scientific Corp. 6.25% 2015	2,000	2,150
Boston Scientific Corp. 7.00% 2035	2,890	2,929
Boston Scientific Corp. 7.375% 2040	9,497	10,860
VWR Funding, Inc., Series B, 10.25% 20155,11	14,719	15,345
Tenet Healthcare Corp. 7.375% 2013	12,855	13,723
Bausch & Lomb Inc. 9.875% 2015	10,975	11,730
PTS Acquisition Corp. 9.50% 20155,11	6,174	6,266
PTS Acquisition Corp. 9.75% 2017	€3,525	4,493
GlaxoSmithKline Capital Inc. 4.85% 2013	$6,825	7,511
HealthSouth Corp. 10.75% 2016	5,900	6,497
Multiplan Inc. 9.875% 20184	6,105	6,395
Novartis Capital Corp. 2.90% 2015	6,000	6,332
Surgical Care Affiliates, Inc. 8.875% 20154,5,11	5,870	6,009
Surgical Care Affiliates, Inc. 10.00% 20174	135	139
Cardinal Health, Inc. 5.80% 2016	4,500	5,222
HCA Inc. 9.125% 2014	4,500	4,753
HCA Inc. 9.25% 2016	200	217
Pfizer Inc 4.45% 2012	4,500	4,738
Symbion Inc. 11.75% 20155,11	5,294	4,634
Biogen Idec Inc. 6.00% 2013	2,560	2,806
Merge Healthcare Inc. 11.75% 20154	2,735	2,776
Abbott Laboratories 5.125% 2019	2,400	2,771
Team Finance LLC and Health Finance Corp. 11.25% 2013	516	537
		153,226

TELECOMMUNICATION SERVICES — 1.24%
Cricket Communications, Inc. 9.375% 2014	15,720	16,349
Cricket Communications, Inc. 10.00% 2015	1,650	1,790
Cricket Communications, Inc. 7.75% 2016	6,615	7,053
MetroPCS Wireless, Inc. 9.25% 2014	10,485	11,036
MetroPCS Wireless, Inc. 9.25% 2014	9,175	9,657
Sprint Capital Corp. 8.375% 2012	10,145	10,906
Nextel Communications, Inc., Series E, 6.875% 2013	3,770	3,812
Nextel Communications, Inc., Series F, 5.95% 2014	5,480	5,480
Clearwire Communications LLC/Finance 12.00% 20154	5,000	5,413
Clearwire Communications LLC/Finance 12.00% 20154	2,320	2,511
Wind Acquisition SA 11.75% 20174	7,025	7,908
Verizon Communications Inc. 5.25% 2013	50	55
Verizon Communications Inc. 5.50% 2017	4,125	4,731
Verizon Communications Inc. 6.35% 2019	2,340	2,860
Trilogy International Partners, LLC, 10.25% 20164	7,150	6,685
AT&T Inc. 6.70% 2013	4,340	5,029
SBC Communications Inc. 5.10% 2014	1,125	1,264
SBC Communications Inc. 5.625% 2016	125	145
Vodafone Group PLC, Term Loan, 6.875% 20152,7,8,11	5,400	5,427
American Tower Corp. 4.625% 2015	3,875	4,137
Telecom Italia Capital SA, Series B, 5.25% 2013	2,200	2,365
Telecom Italia Capital SA 5.25% 2015	1,300	1,404
Deutsche Telekom International Finance BV 5.875% 2013	3,000	3,353
Telefónica Emisiones, SAU 3.729% 2015	925	968
Telefónica Emisiones, SAU 5.134% 2020	2,075	2,262
Millicom International Cellular SA 10.00% 2013	2,010	2,078
Hawaiian Telcom Communications, Inc. 8.765% 20132,5,9	175	1
Hawaiian Telcom Communications, Inc. 9.75% 20139	2,545	8
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20145,7,8,11	436	337
		125,024

CONSUMER DISCRETIONARY — 1.06%
Univision Communications, Inc., First Lien Term Loan B, 2.506% 20145,7,8	9,729	8,571
Univision Communications Inc. 12.00% 20144	1,500	1,648
Univision Communications Inc. 10.50% 20154,5,11	15,956	15,268
Allison Transmission Holdings, Inc. 11.25% 20154,5,11	16,019	17,460
Michaels Stores, Inc. 10.00% 2014	10,355	10,963
Michaels Stores, Inc. 0%/13.00% 20164,10	1,575	1,524
Michaels Stores, Inc. 0%/13.00% 201610	825	798
Toys “R” Us, Inc. 7.625% 2011	6,085	6,313
Toys “R” Us-Delaware, Inc. 7.375% 20164	2,190	2,239
Comcast Corp. 6.45% 2037	1,750	1,950
Comcast Corp. 6.95% 2037	5,125	6,029
Time Warner Cable Inc. 6.75% 2018	3,345	3,996
Time Warner Cable Inc. 8.75% 2019	180	238
Time Warner Cable Inc. 5.00% 2020	3,000	3,219
Tenneco Automotive Inc. 8.625% 2014	4,800	4,944
Volkswagen International Finance NV 1.625% 20134	4,000	4,024
Seneca Gaming Corp. 7.25% 2012	2,600	2,574
Seneca Gaming Corp., Series B, 7.25% 2012	1,125	1,114
Time Warner Inc. 5.875% 2016	2,760	3,218
AOL Time Warner Inc. 7.625% 2031	130	162
News America Inc. 5.30% 2014	2,295	2,593
News America Inc. 6.90% 2019	500	613
Staples, Inc. 9.75% 2014	2,500	3,098
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,295	2,146
Thomson Reuters Corp. 5.95% 2013	1,575	1,769
Thomson Reuters Corp. 6.50% 2018	140	170
Cox Communications, Inc. 7.75% 2010	125	126
		106,767

INFORMATION TECHNOLOGY — 0.55%
First Data Corp., Term Loan B2, 3.006% 20145,7,8	6,536	5,764
First Data Corp. 9.875% 2015	3,720	3,060
First Data Corp. 9.875% 2015	2,600	2,119
First Data Corp. 10.55% 201511	11,406	9,268
First Data Corp. 8.875% 20204	1,460	1,522
NXP BV and NXP Funding LLC 9.50% 2015	4,440	4,562
NXP BV and NXP Funding LLC 9.75% 20184	13,610	14,563
Freescale Semiconductor, Inc. 9.125% 20145,11	2,137	2,147
Freescale Semiconductor, Inc. 10.125% 2016	3,365	3,079
Freescale Semiconductor, Inc. 10.125% 20184	4,100	4,387
Sanmina-SCI Corp. 6.75% 2013	2,525	2,563
Sanmina-SCI Corp. 8.125% 2016	1,925	1,983
		55,017

CONSUMER STAPLES — 0.42%
Rite Aid Corp. 8.625% 2015	5,000	4,344
Rite Aid Corp. 9.75% 2016	7,750	8,321
Rite Aid Corp. 10.25% 2019	3,720	3,892
Rite Aid Corp. 8.00% 20204	3,830	3,907
Stater Bros. Holdings Inc. 8.125% 2012	4,225	4,251
Stater Bros. Holdings Inc. 7.75% 2015	2,475	2,549
Anheuser-Busch InBev NV 3.625% 2015	4,250	4,494
British American Tobacco International Finance PLC 9.50% 20184	2,470	3,363
CVS Caremark Corp. 6.943% 20307	2,359	2,665
Kraft Foods Inc. 2.625% 2013	2,500	2,593
Delhaize Group 6.50% 2017	1,800	2,149
		42,528

ENERGY — 0.38%
Kinder Morgan Energy Partners LP 6.00% 2017	6,620	7,477
Enbridge Energy Partners, LP, Series B, 6.50% 2018	3,050	3,591
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,509
Petroplus Finance Ltd. 6.75% 20144	3,925	3,611
Petroplus Finance Ltd. 7.00% 20174	2,575	2,253
Petroplus Finance Ltd. 9.375% 20194	100	92
TransCanada PipeLines Ltd. 7.625% 2039	4,000	5,352
Cenovus Energy Inc. 4.50% 2014	4,000	4,408
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,457
Husky Energy Inc. 6.80% 2037	2,800	3,174
Williams Companies, Inc. 7.875% 2021	1,646	2,002
		37,926

UTILITIES — 0.35%
MidAmerican Energy Co. 5.95% 2017	1,375	1,637
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,489
MidAmerican Energy Holdings Co. 5.95% 2037	3,500	3,951
Electricité de France SA 6.50% 20194	170	208
Electricité de France SA 6.95% 20394	4,000	5,238
Alabama Power Co., Series 2008-B, 5.80% 2013	3,035	3,454
Alabama Power Co. 6.00% 2039	1,500	1,774
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	4,100	4,593
Veolia Environnement 5.25% 2013	3,775	4,117
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	150	152
PG&E Corp. 5.75% 2014	2,000	2,251
Pacific Gas and Electric Co. 8.25% 2018	210	280
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	2,150
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,540	1,762
Appalachian Power Co., Series M, 5.55% 2011	1,500	1,533
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20184,7	1,034	1,152
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	50	60
		35,801

MATERIALS — 0.21%
Georgia Gulf Corp. 10.75% 2016	3,500	3,675
Georgia Gulf Corp. 9.00% 20174	6,850	7,210
Anglo American Capital PLC 2.15% 20134	5,000	5,040
International Paper Co. 7.30% 2039	2,500	2,808
Rio Tinto Finance (USA) Ltd. 8.95% 2014	1,605	1,983
		20,716

ASSET-BACKED OBLIGATIONS7 — 0.19%
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	2,500	2,617
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	2,685	2,829
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	2,875	3,147
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 1.006% 20345	3,199	2,558
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20144	1,887	1,983
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,872
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.557% 20194,5	1,792	1,712
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	1,451	1,290
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	500	541
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20124	189	189
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.056% 20345	230	177
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	10	10
		18,925

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.11%
Polish Government 5.25% 2014	1,000	1,094
Polish Government 6.375% 2019	2,950	3,490
Croatian Government 6.75% 20194	3,000	3,283
Hungarian Government 6.25% 2020	2,625	2,829
		10,696

MUNICIPALS — 0.07%
State of California, Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Revenue Bonds
(Federally Taxable Build America Bonds), Series 2010-S-1, 6.918% 2040	3,750	4,063
State of Illinois, City of Chicago, O’Hare International Airport (Build America Bonds-Direct Payment),
General Airport Revenue Bonds, Taxable Series 2010-B, 6.845% 2038	2,875	3,008
		7,071

Total bonds, notes & other debt instruments (cost: $2,095,940,000)		2,223,319

Short-term securities — 4.82%

Freddie Mac 0.165%–0.265% due 10/25/2010–1/25/2011	145,300	145,248
Wal-Mart Stores Inc. 0.20% due 10/19/20104	52,500	52,495
Jupiter Securitization Co., LLC 0.23% due 10/15/20104	50,000	49,995
Fannie Mae 0.18%-0.31% due 10/4/2010–2/1/2011	47,200	47,183
Medtronic Inc. 0.20% due 11/5/20104	39,000	38,992
Johnson & Johnson 0.22% due 1/20/20114	30,400	30,379
Procter & Gamble Co. 0.22% due 12/2/20104	24,000	23,991
Straight-A Funding LLC 0.22% due 10/25/20104	19,100	19,097
United Technologies Corp. 0.19% due 10/7/20104	18,600	18,599
Hewlett-Packard Co. 0.21% due 10/12/20104	15,300	15,299
General Electric Co. 0.17% due 10/1/2010	15,100	15,100
Bank of America Corp. 0.21% due 10/8/2010	11,700	11,699
Variable Funding Capital Company LLC 0.27% due 10/7/20104	10,300	10,299
Coca-Cola Co. 0.22% due 12/16/20104	7,700	7,696

Total short-term securities (cost: $486,055,000)		486,072

Total investment securities (cost: $9,126,488,000)		10,167,965
Other assets less liabilities		(84,636)

Net assets		$10,083,329
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $542,949,000, which represented 5.38% of the net assets of the fund. This amount includes $528,524,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Cooper-Standard Holdings Inc.	5/25/2010–5/27/2010	$3,114	$3,782	.04%
Cooper-Standard Holdings Inc. 7.00% convertible preferred	5/26/2010	1,973	2,964	.03
Cooper-Standard Holdings Inc., warrants, expire 2017	5/25/2010–5/27/2010	432	552	.00
Atrium Corp.	4/30/2010	48	48	.00
American Media, Inc.	1/30/2009	1	1	.00

Total restricted securities		$5,568	$7,347	.07%

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $516,823,000, which represented 5.13% of the net assets of the fund.

5Coupon rate may change periodically.
6Index-linked bond whose principal amount moves with a government retail price index.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $66,866,000, which represented .66% of the net assets of the fund.

9Scheduled interest and/or principal payment was not received.
10Step bond; coupon rate will increase at a later date.
11Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$1,204,102	$—		$—	$1,204,102
Health care	1,026,584	—		—	1,026,584
Financials	867,166	117,531	*	—	984,697
Materials	632,487	295,224	*	—	927,711
Industrials	814,588	—		48	814,636
Energy	753,408	—		—	753,408
Consumer discretionary	668,925	28,674	*	3,783	701,382
Consumer staples	418,858	6,651	*	—	425,509
Telecommunication services	193,446	95	*	—	193,541
Utilities	153,588	—		—	153,588
Miscellaneous	182,628	80,349	*	—	262,977
Preferred stocks	—	6,923		—	6,923
Rights & warrants	—	—		552	552
Convertible securities	—	—		2,964	2,964
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	935,447		5,428	940,875
Bonds & notes of U.S. government & government agencies	—	723,162		—	723,162
Mortgage-backed obligations	—	520,940		1,650	522,590
Asset-backed obligations	—	18,925		—	18,925
Bonds & notes of governments outside the U.S.	—	10,696		—	10,696
Municipals	—	7,071		—	7,071
Short-term securities	—	486,072		—	486,072
Total	$6,915,780	$3,237,760		$14,425	$10,167,965

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $528,524,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2010 (dollars in thousands):

	Beginning value	Net purchases	Net realized	Net unrealized	Net transfers	Ending value
	at 1/1/2010	and sales	gain	appreciation	into Level 3†	at 9/30/2010
Investment securities	$636	$9,846	$337	$2,103	$1,503	$14,425

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2010 (dollars in thousands):						$1,989

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,343,160
Gross unrealized depreciation on investment securities	(331,084)
Net unrealized appreciation on investment securities	1,012,076
Cost of investment securities for federal income tax purposes	9,155,889

Key to abbreviation and symbol

ADR = American Depositary Receipts
€ = Euros

Bond Fund
Investment portfolio

September 30, 2010
  unaudited

Bonds, notes & other debt instruments — 91.33%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 29.23%
U.S. Treasury 0.875% 2011	$73,750	$74,034
U.S. Treasury 0.875% 2011	73,750	73,996
U.S. Treasury 4.50% 2011	4,850	4,937
U.S. Treasury 4.875% 2011	56,500	58,028
U.S. Treasury 0.625% 2012	45,000	45,186
U.S. Treasury 2.00% 20121	35,991	37,273
U.S. Treasury 4.50% 2012	60,000	63,762
U.S. Treasury 4.875% 2012	50,000	53,124
U.S. Treasury 1.125% 2013	105,998	107,522
U.S. Treasury 2.00% 2013	94,375	98,246
U.S. Treasury 1.875% 20131	29,675	31,593
U.S. Treasury 3.125% 2013	25,000	26,817
U.S. Treasury 3.125% 2013	10,000	10,737
U.S. Treasury 3.625% 2013	25,000	27,055
U.S. Treasury 4.25% 2013	15,000	16,673
U.S. Treasury 1.75% 2014	12,205	12,608
U.S. Treasury 2.00% 20141	28,318	30,431
U.S. Treasury 2.625% 2014	104,775	111,650
U.S. Treasury 1.625% 20151	28,544	30,554
U.S. Treasury 1.875% 2015	31,730	32,702
U.S. Treasury 4.00% 2015	47,435	53,353
U.S. Treasury 4.125% 2015	55,810	63,272
U.S. Treasury 2.00% 20161	6,865	7,550
U.S. Treasury 2.375% 2016	75,000	78,665
U.S. Treasury 2.50% 20161	6,747	7,666
U.S. Treasury 3.00% 2016	31,920	34,441
U.S. Treasury 7.25% 2016	25,000	32,793
U.S. Treasury 7.50% 2016	50,000	66,973
U.S. Treasury 4.625% 2017	29,895	35,149
U.S. Treasury 8.75% 2017	75,000	107,725
U.S. Treasury 8.875% 2017	15,000	21,817
U.S. Treasury 3.75% 2018	50,000	55,869
U.S. Treasury 4.00% 2018	70,000	79,617
U.S. Treasury 2.75% 2019	56,120	58,229
U.S. Treasury 3.125% 2019	170,922	181,685
U.S. Treasury 3.625% 2019	97,055	106,749
U.S. Treasury 2.625% 2020	9,035	9,120
U.S. Treasury 3.50% 2020	88,510	96,092
U.S. Treasury 7.125% 2023	25,000	36,067
U.S. Treasury 6.875% 2025	65,000	94,474
U.S. Treasury 4.375% 2038	20,000	22,553
U.S. Treasury 4.25% 2039	13,231	14,556
U.S. Treasury 4.50% 2039	30,000	34,359
U.S. Treasury 4.625% 2040	117,500	137,319
Freddie Mac 5.25% 2011	15,250	15,851
Freddie Mac 2.125% 2012	50,000	51,497
Freddie Mac 5.75% 2012	40,000	42,775
Freddie Mac 1.625% 2013	30,000	30,698
Freddie Mac 2.50% 2014	30,000	31,477
Federal Home Loan Bank 1.75% 2012	44,000	45,039
Federal Home Loan Bank 2.25% 2012	20,000	20,561
Federal Home Loan Bank 3.625% 2013	25,000	27,096
Federal Home Loan Bank 4.00% 2013	30,000	32,811
Federal Home Loan Bank 5.125% 2016	5,250	6,192
Federal Home Loan Bank 5.375% 2016	5,000	5,967
Fannie Mae 5.50% 2011	5,000	5,120
Fannie Mae 1.00% 2013	25,000	25,064
Fannie Mae 4.625% 2013	6,700	7,253
Fannie Mae 2.50% 2014	6,250	6,558
Fannie Mae 3.00% 2014	8,250	8,816
Fannie Mae 2.375% 2015	9,000	9,360
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.539% 20122	15,000	15,114
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	12,000	12,348
CoBank ACB 7.875% 20183	9,260	10,614
CoBank ACB 0.892% 20222,3	20,440	15,953
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,249
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	9,000	9,247
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	10,000	10,262
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	8,000	8,253
Tennessee Valley Authority 5.25% 2039	6,750	7,829
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,672
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,270
		2,865,967

MORTGAGE-BACKED OBLIGATIONS4 — 29.02%
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,218
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	6,968
Fannie Mae 4.50% 2023	5,763	6,070
Fannie Mae 4.50% 2023	5,252	5,532
Fannie Mae 5.00% 2023	2,369	2,514
Fannie Mae 4.50% 2024	22,177	23,337
Fannie Mae 4.50% 2024	5,817	6,121
Fannie Mae 4.50% 2024	4,407	4,640
Fannie Mae 4.50% 2024	2,299	2,420
Fannie Mae 3.50% 2025	370,450	382,258
Fannie Mae 4.00% 2025	266,200	277,929
Fannie Mae 4.00% 2025	70,936	74,309
Fannie Mae 4.00% 2025	13,252	13,882
Fannie Mae 4.50% 2025	23,408	24,637
Fannie Mae 4.50% 2025	21,840	23,010
Fannie Mae 4.50% 2025	3,279	3,451
Fannie Mae 5.50% 2025	7,000	7,531
Fannie Mae, Series 2001-4, Class GA, 9.917% 20252	63	73
Fannie Mae 6.00% 2026	1,965	2,134
Fannie Mae 5.50% 2027	2,361	2,530
Fannie Mae 6.00% 2027	4,954	5,347
Fannie Mae 6.00% 2028	2,300	2,478
Fannie Mae 5.50% 2036	2,319	2,475
Fannie Mae 6.00% 2036	4,360	4,720
Fannie Mae 5.50% 2037	5,821	6,206
Fannie Mae 5.785% 20372	5,829	6,226
Fannie Mae 5.985% 20372	3,683	3,867
Fannie Mae 6.00% 2037	32,590	35,072
Fannie Mae 6.00% 2037	19,914	21,431
Fannie Mae 6.00% 2037	17,879	19,241
Fannie Mae 6.00% 2037	7,184	7,732
Fannie Mae 6.00% 2037	7,177	7,724
Fannie Mae 6.00% 2037	6,466	6,970
Fannie Mae 6.00% 2037	4,819	5,186
Fannie Mae 6.00% 2037	3,298	3,549
Fannie Mae 6.00% 2037	2,105	2,274
Fannie Mae 6.00% 2037	1,998	2,122
Fannie Mae 6.00% 2037	1,622	1,746
Fannie Mae 6.00% 2037	1,436	1,545
Fannie Mae 6.00% 2037	1,212	1,304
Fannie Mae 6.50% 2037	4,683	5,108
Fannie Mae 5.316% 20382	1,270	1,336
Fannie Mae 5.50% 2038	49,683	52,866
Fannie Mae 5.50% 2038	15,627	16,738
Fannie Mae 5.50% 2038	14,578	15,512
Fannie Mae 5.50% 2038	14,529	15,460
Fannie Mae 5.50% 2038	14,517	15,447
Fannie Mae 5.50% 2038	14,499	15,408
Fannie Mae 5.50% 2038	14,409	15,332
Fannie Mae 5.50% 2038	13,448	14,310
Fannie Mae 5.50% 2038	7,209	7,690
Fannie Mae 6.00% 2038	62,860	67,647
Fannie Mae 6.00% 2038	48,158	51,747
Fannie Mae 6.00% 2038	32,235	34,658
Fannie Mae 6.00% 2038	10,793	11,635
Fannie Mae 6.00% 2038	10,051	10,815
Fannie Mae 6.00% 2038	10,028	10,792
Fannie Mae 6.00% 2038	2,883	3,099
Fannie Mae 6.50% 2038	22,060	24,101
Fannie Mae 3.591% 20392	19,725	20,686
Fannie Mae 3.613% 20392	1,572	1,641
Fannie Mae 3.615% 20392	8,640	9,046
Fannie Mae 3.654% 20392	799	832
Fannie Mae 3.784% 20392	7,201	7,577
Fannie Mae 3.826% 20392	869	919
Fannie Mae 3.835% 20392	1,360	1,431
Fannie Mae 3.896% 20392	4,323	4,533
Fannie Mae 3.901% 20392	2,607	2,751
Fannie Mae 3.943% 20392	3,308	3,500
Fannie Mae 3.955% 20392	952	1,003
Fannie Mae 5.50% 2039	14,334	15,251
Fannie Mae 6.00% 2039	4,679	5,030
Fannie Mae 6.00% 2039	1,439	1,545
Fannie Mae 6.00% 2039	959	1,031
Fannie Mae 3.15% 20402,5	8,083	8,392
Fannie Mae 3.25% 20402,5	6,667	6,918
Fannie Mae 3.634% 20402	829	863
Fannie Mae 4.50% 2040	142,000	147,996
Fannie Mae 4.50% 2040	131,243	136,863
Fannie Mae 4.50% 2040	60,150	62,726
Fannie Mae 4.50% 2040	19,434	20,266
Fannie Mae 5.00% 2040	80,000	84,212
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	85	98
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	71	77
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	103	122
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	107	127
Freddie Mac 4.00% 2025	184,250	192,368
Freddie Mac 4.00% 2025	36,066	37,713
Freddie Mac 4.50% 2025	42,107	44,317
Freddie Mac 4.50% 2025	33,873	35,650
Freddie Mac 4.50% 2025	19,929	20,975
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,260	1,390
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	2,296	1,999
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	1,943	1,726
Freddie Mac, Series 3257, Class PA, 5.50% 2036	5,516	6,004
Freddie Mac, Series 3318, Class JT, 5.50% 2037	4,084	4,383
Freddie Mac 5.716% 20372	2,836	3,028
Freddie Mac 5.00% 2038	203	216
Freddie Mac 5.00% 2038	8	8
Freddie Mac 3.745% 20392	1,061	1,113
Freddie Mac 3.865% 20392	4,584	4,814
Government National Mortgage Assn. 4.00% 2040	269,900	279,093
Government National Mortgage Assn. 4.50% 2040	6,501	6,862
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	2,611	2,709
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	2,000	2,028
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,680	1,768
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	17,950	18,706
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.846% 20392	1,225	1,301
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	7,000	7,429
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.495% 20372	4,000	4,120
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.74% 20372,3	2,000	1,198
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	116	116
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.062% 20452	11,790	13,069
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.932% 20492	9,340	10,255
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,565	2,620
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.08% 20382	9,710	10,655
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	14,500	15,312
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.396% 20442	12,635	13,929
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	12,805	13,935
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20432	1,650	1,804
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	9,305	10,038
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,071	1,084
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	9,470	10,267
Nykredit 4.00% 2035	DKr55,297	10,253
Nykredit, Series 3D, 5.00% 2038	2,300	438
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20382	$2,000	2,090
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.838% 20392	3,160	3,338
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412	2,445	2,622
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432	1,065	1,085
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	2,000	2,099
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	4,000	4,197
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20373	2,500	2,623
Bank of America 5.50% 20123	7,000	7,395
Royal Bank of Canada 3.125% 20153	6,840	7,193
Barclays Bank PLC 4.00% 2019	€4,700	6,754
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	$1,572	1,574
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	2,035	2,038
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	3,021	3,087
Compagnie de Financement Foncier 2.125% 20133	6,400	6,520
Swedish Government, Series 124, 4.00% 2012	SKr34,000	5,192
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2, 6.624% 20183	$4,971	5,091
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 20153	5,000	5,001
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.514% 20442	1,000	1,100
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.515% 20452	3,000	3,163
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	3,000	3,285
Northern Rock PLC 5.625% 20173	3,000	3,185
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	3,096	3,131
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.919% (undated)2	2,500	2,769
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	2,500	2,496
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.376% 20462	2,232	2,215
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,5	2,081	2,165
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	1,552	1,576
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	162	164
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	610	618
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	154	153
		2,845,528

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 7.93%
Polish Government, Series 0414, 5.75% 2014	PLN139,900	49,356
Polish Government 3.875% 2015	$5,930	6,198
Polish Government, Series 1017, 5.25% 2017	PLN69,320	23,818
Polish Government 6.375% 2019	$24,315	28,769
United Mexican States Government Global 6.375% 2013	1,260	1,409
United Mexican States Government, Series MI10, 9.50% 2014	MXN395,000	36,144
United Mexican States Government, Series M10, 7.75% 2017	313,000	27,439
United Mexican States Government Global 5.95% 2019	$9,090	10,713
United Mexican States Government, Series M20, 10.00% 2024	MXN48,400	5,120
United Mexican States Government, Series M30, 10.00% 2036	39,000	4,183
United Mexican States Government Global 6.05% 2040	$5,000	5,750
South Korean Government, Series 1303, 5.25% 2013	KRW 8,420,000	7,726
South Korean Government 4.25% 2014	18,760,000	16,899
South Korean Government 4.75% 2014	34,120,000	31,214
South Korean Government 5.00% 2014	16,880,000	15,565
South Korean Government 5.75% 2014	$4,800	5,390
South Korean Government 5.75% 2018	KRW6,725,000	6,586
Canadian Government 2.00% 2014	$ C45,245	44,354
Canadian Government 4.25% 20261	1,316	1,898
Hungarian Government, Series 14/C, 5.50% 2014	HUF1,634,870	7,843
Hungarian Government, Series 17/B, 6.75% 2017	654,720	3,256
Hungarian Government 6.25% 2020	$28,180	30,368
Irish Government 4.00% 2014	€23,060	30,186
Irish Government 4.40% 2019	4,190	4,944
Irish Government 5.00% 2020	4,185	5,050
Malaysian Government, Series 0109, 2.509% 2012	MYR11,610	3,722
Malaysian Government, Series 509, 3.21% 2013	46,500	15,089
Malaysian Government, Series 204, 5.094% 2014	27,905	9,611
Malaysian Government, Series 0409, 3.741% 2015	18,875	6,239
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20143	$28,640	30,544
French Government O.A.T. Eurobond 4.00% 2014	€19,480	29,130
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20133	$20,800	20,715
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20123	7,750	7,982
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20133	10,000	10,422
Finland (Republic of) 5.375% 2013	€10,710	16,283
Japanese Government, Series 264, 1.50% 2014	¥720,000	9,064
Japanese Government 2.40% 2038	522,350	7,032
Spanish Government 3.625% 2013	$14,500	14,948
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20123	14,275	14,639
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20123	5,875	6,081
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20143	7,155	7,573
German Government, Series 03, 3.75% 2013	€3,055	4,480
German Government, Series 03, 4.75% 2034	5,020	9,005
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20123	$6,500	6,670
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	5,570	6,021
European Investment Bank 4.25% 2014	€3,070	4,614
European Investment Bank 6.125% 2017	$ A6,000	5,870
Province of Ontario, Series 1, 1.875% 2012	$10,000	10,249
Israeli Government 5.50% 2017	ILS21,600	6,424
Israeli Government 5.125% 2019	$3,250	3,604
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A3,970	3,958
Queensland Treasury Corp., Series 17, 6.00% 2017	4,610	4,632
Kingdom of Denmark 5.00% 2013	DKr39,575	8,064
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$6,000	7,860
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20143	7,000	7,569
France Government Agency-Guaranteed, Société Finance 2.875% 20143	6,870	7,271
Swedish Government, Series 1047, 5.00% 2020	SKr39,290	7,089
KfW 1.35% 2014	¥564,000	6,987
Croatian Government 6.75% 20193	$5,750	6,293
Corporación Andina de Fomento 5.75% 2017	3,000	3,280
Corporación Andina de Fomento 8.125% 2019	1,820	2,273
Russian Federation 7.50% 20304	4,475	5,383
Belgium (Kingdom of), Series 40, 5.50% 2017	€3,050	4,902
Italian Government 3.00% 2015	3,460	4,788
Austrian Government 2.00% 20123	$4,500	4,618
Bank Nederlandse Gemeenten 3.75% 2014	€3,120	4,553
Netherlands Government Eurobond 4.50% 2017	2,610	4,095
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20123	$3,850	3,985
Bermudan Government 5.603% 20203	2,800	3,033
El Salvador (Republic of) 7.65% 20353	580	634
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 1.179% 20162	€615	205
		777,661

FINANCIALS — 7.37%
PLD International Finance LLC 4.375% 2011	1,950	2,665
ProLogis 7.625% 2014	$11,000	11,898
ProLogis 5.625% 2016	1,190	1,147
ProLogis 5.75% 2016	2,355	2,328
ProLogis 6.625% 2018	17,235	17,012
ProLogis 7.375% 2019	9,335	9,436
ProLogis 6.875% 2020	2,640	2,600
HBOS PLC 6.75% 20183	24,415	24,568
HBOS PLC 4.375% 20192	€965	1,210
Lloyds TSB Bank PLC 5.80% 20203	$12,585	13,207
Lloyds TSB Bank PLC 6.50% 20203	3,025	3,060
HBOS PLC 6.00% 20333	6,015	4,597
UBS AG 5.875% 2017	11,630	13,179
UBS AG 4.875% 2020	24,650	26,042
Countrywide Financial Corp. 6.25% 2010	$ A1,200	1,159
Bank of America Corp. 5.75% 2017	$5,190	5,557
Bank of America Corp. 5.65% 2018	10,155	10,776
Bank of America Corp. 5.625% 2020	17,520	18,548
Royal Bank of Scotland Group PLC 5.00% 2014	5,465	5,482
Royal Bank of Scotland PLC 3.95% 2015	5,000	5,058
Royal Bank of Scotland Group PLC 5.05% 2015	6,753	6,772
Royal Bank of Scotland Group PLC 4.70% 2018	1,722	1,475
Royal Bank of Scotland PLC 6.934% 2018	€4,180	6,161
Royal Bank of Scotland PLC 5.625% 2020	$4,500	4,727
RBS Capital Trust II 6.425% noncumulative trust (undated)2,6	6,200	4,510
Royal Bank of Scotland Group PLC 6.99% (undated)2,3	400	326
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€2,595	3,610
Westfield Group 5.40% 20123	$7,800	8,324
Westfield Group 7.50% 20143	1,265	1,474
Westfield Group 5.70% 20163	6,860	7,676
Westfield Group 7.125% 20183	8,885	10,464
JPMorgan Chase & Co. 1.546% 20152	5,300	5,268
JPMorgan Chase & Co. 3.40% 2015	14,000	14,549
JPMorgan Chase & Co. 4.40% 2020	8,725	8,953
Allied Irish Banks, PLC 12.50% 2019	€20,085	26,972
Abbey National Treasury Services PLC 3.875% 20143	$17,620	18,051
Santander Issuances, SA Unipersonal 5.911% 20163	200	213
Sovereign Bancorp, Inc. 8.75% 2018	5,720	6,676
Santander Issuances, SA Unipersonal 6.50% 20192,3	1,400	1,472
Barclays Bank PLC 6.05% 20173	9,600	10,426
Barclays Bank PLC 5.125% 2020	12,960	14,038
Morgan Stanley, Series F, 6.625% 2018	13,125	14,573
Morgan Stanley, Series F, 5.625% 2019	8,850	9,230
UniCredito Italiano SpA 5.584% 20172,3	4,000	3,928
UniCredito Italiano SpA 6.00% 20173	19,100	19,831
HSBC Bank PLC 3.50% 20153	5,000	5,251
HSBC Finance Corp. 0.727% 20162	8,900	8,105
HSBC Bank USA, NA 4.875% 2020	7,890	8,245
Goldman Sachs Group, Inc. 6.15% 2018	19,240	21,374
Kimco Realty Corp. 6.00% 2012	500	542
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,015	1,086
Kimco Realty Corp., Series C, 4.82% 2014	3,780	4,037
Kimco Realty Corp., Series C, 4.904% 2015	1,120	1,199
Kimco Realty Corp. 5.70% 2017	3,000	3,296
Kimco Realty Corp. 4.30% 2018	5,740	5,826
Kimco Realty Corp. 6.875% 2019	3,500	4,082
Liberty Mutual Group Inc. 6.70% 20163	3,750	4,116
Liberty Mutual Group Inc. 6.50% 20353	3,435	3,155
Liberty Mutual Group Inc. 7.50% 20363	4,875	4,973
Liberty Mutual Group Inc., Series C, 10.75% 20882,3	4,070	4,843
Standard Chartered PLC 3.85% 20153	7,675	8,014
Standard Chartered Bank 6.40% 20173	7,890	8,833
Korea Development Bank 5.30% 2013	5,500	5,870
Korea Development Bank 8.00% 2014	8,750	10,276
Simon Property Group, LP 4.20% 2015	2,430	2,610
Simon Property Group, LP 5.875% 2017	2,500	2,876
Simon Property Group, LP 10.35% 2019	7,580	10,611
Citigroup Inc. 4.75% 2015	13,750	14,481
MetLife Capital Trust IV 7.875% 20672,3	2,505	2,643
MetLife Capital Trust X 9.25% 20682,3	9,300	11,021
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20153	13,185	13,356
Société Générale 5.75% 20163	11,850	12,882
CIT Group Inc., Series A, 7.00% 2013	351	354
CIT Group Inc., Series A, 7.00% 2014	1,731	1,735
CIT Group Inc., Term Loan 3, 6.25% 20152,4,7	2,901	2,929
CIT Group Inc., Series A, 7.00% 2015	5,952	5,937
CIT Group Inc., Series A, 7.00% 2016	1,000	990
CNA Financial Corp. 5.85% 2014	625	670
CNA Financial Corp. 6.50% 2016	3,750	4,076
CNA Financial Corp. 7.35% 2019	1,800	2,027
CNA Financial Corp. 7.25% 2023	3,000	3,275
Hospitality Properties Trust 5.125% 2015	765	783
Hospitality Properties Trust 6.30% 2016	300	320
Hospitality Properties Trust 5.625% 2017	3,835	3,943
Hospitality Properties Trust 6.70% 2018	3,530	3,789
Rouse Co. 7.20% 20126	2,360	2,820
Rouse Co. 6.75% 20133,6	4,500	5,254
International Lease Finance Corp., Series Q, 5.45% 2011	600	605
International Lease Finance Corp., Series Q, 5.75% 2011	900	909
International Lease Finance Corp. 5.00% 2012	600	600
International Lease Finance Corp., Series R, 5.30% 2012	595	599
International Lease Finance Corp., Series R, 5.35% 2012	1,245	1,259
International Lease Finance Corp., Series R, 5.40% 2012	4,060	4,101
Bank of Ireland 10.00% 2020	€5,495	7,248
Wells Fargo & Co. 5.625% 2017	$6,250	7,129
SLM Corp., Series A, 0.728% 20112	1,210	1,155
SLM Corp., Series A, 5.45% 2011	5,906	5,965
UDR, Inc. 5.00% 2012	1,000	1,018
UDR, Inc., Series A, 5.25% 2015	5,400	5,740
Developers Diversified Realty Corp. 5.50% 2015	847	827
Developers Diversified Realty Corp. 9.625% 2016	4,020	4,490
Developers Diversified Realty Corp. 7.50% 2017	860	895
New York Life Global Funding 4.65% 20133	5,700	6,177
Zions Bancorporation 5.65% 2014	5,000	4,975
Zions Bancorporation 6.00% 2015	990	984
ERP Operating LP 6.625% 2012	2,000	2,142
ERP Operating LP 5.25% 2014	3,000	3,321
PNC Funding Corp. 0.675% 20142	5,000	4,899
American Express Co. 6.15% 2017	4,000	4,612
RSA Insurance Group PLC 9.375% 20392	£1,275	2,479
RSA Insurance Group PLC 8.50% (undated)2	760	1,264
Realogy Corp., Term Loan B, 3.258% 20132,4,7	$2,794	2,497
Realogy Corp., Term Loan DD, 3.258% 20132,4,7	890	795
Realogy Corp., Letter of Credit, 3.313% 20132,4,7	381	340
Lincoln National Corp. 5.65% 2012	3,250	3,478
UnumProvident Finance Co. PLC 6.85% 20153	1,500	1,675
Unum Group 7.125% 2016	1,500	1,733
Nationwide Mutual Insurance Co. 5.81% 20242,3	3,125	2,707
Nationwide Mutual Insurance Co. 7.875% 20333	515	542
Northern Trust Corp. 4.625% 2014	2,825	3,135
Ford Motor Credit Co. 3.277% 20122	2,755	2,756
Rodamco Europe Finance BV, Series 5, 3.75% 2012	€1,600	2,258
Chubb Corp. 6.375% 20672	$2,250	2,239
Monumental Global Funding III 5.25% 20143	2,000	2,157
Host Marriott, LP, Series K, 7.125% 2013	397	406
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	1,425	1,484
Loews Corp. 6.00% 2035	1,800	1,855
Prudential Holdings, LLC, Series C, 8.695% 20233,4	1,250	1,588
BNP Paribas 5.125% 20153	1,425	1,552
AXA SA 8.60% 2030	1,325	1,536
Banco Santander-Chile 5.375% 20143	1,165	1,265
ACE INA Holdings Inc. 5.875% 2014	1,080	1,228
Allstate Corp., Series B, 6.125% 20672	405	379
Development Bank of Singapore Ltd. 7.125% 20113	200	207
		722,938

CONSUMER DISCRETIONARY — 3.31%
Tele-Communications, Inc. 9.80% 2012	2,000	2,221
Comcast Corp. 5.30% 2014	1,000	1,118
Comcast Corp. 5.85% 2015	7,275	8,440
Comcast Corp. 6.30% 2017	3,380	3,994
Comcast Corp. 5.70% 2018	3,250	3,726
Comcast Corp. 5.875% 2018	7,465	8,626
Comcast Corp. 6.95% 2037	630	741
Comcast Corp. 6.40% 2038	7,140	7,923
Comcast Corp. 6.40% 2040	5,250	5,858
Time Warner Cable Inc. 5.40% 2012	5,000	5,359
Time Warner Cable Inc. 7.50% 2014	1,185	1,398
Time Warner Cable Inc. 8.25% 2014	15,175	18,124
Time Warner Cable Inc. 6.75% 2018	2,650	3,165
Time Warner Cable Inc. 8.25% 2019	3,495	4,520
Time Warner Inc. 4.875% 2020	11,000	11,956
AOL Time Warner Inc. 7.625% 2031	6,750	8,393
Time Warner Inc. 6.50% 2036	4,660	5,243
Time Warner Inc. 6.20% 2040	1,750	1,913
NBC Universal, Inc. 3.65% 20153	5,475	5,785
NBC Universal, Inc. 5.15% 20203	15,500	16,771
News America Holdings Inc. 9.25% 2013	2,500	2,921
News America Inc. 6.90% 2019	9,375	11,485
News America Inc. 6.15% 2037	1,000	1,080
News America Inc. 6.65% 2037	4,400	5,078
DaimlerChrysler North America Holding Corp. 7.75% 2011	2,330	2,376
DaimlerChrysler North America Holding Corp. 8.50% 2031	9,250	12,750
Univision Communications, Inc., First Lien Term Loan B, 2.506% 20142,4,7	5,352	4,715
Univision Communications Inc. 10.50% 20152,3,8	9,126	8,732
Michaels Stores, Inc., Term Loan B1, 2.625% 20132,4,7	1,549	1,500
Michaels Stores, Inc. 10.00% 2014	6,450	6,829
Michaels Stores, Inc. 0%/13.00% 20169	1,000	968
Michaels Stores, Inc., Term Loan B2, 4.875% 20162,4,7	525	516
Lowe’s Companies, Inc. 4.625% 2020	8,500	9,510
Volkswagen International Finance NV 1.625% 20133	4,750	4,778
Volkswagen International Finance NV 4.00% 20203	4,200	4,341
Virgin Media Finance PLC, Series 1, 9.50% 2016	1,525	1,731
Virgin Media Secured Finance PLC 6.50% 2018	2,750	2,915
Virgin Media Finance PLC 8.375% 20193	3,825	4,217
Toys “R” Us, Inc. 7.625% 2011	5,445	5,649
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20162,4,7	1,575	1,578
Toys “R” Us, Inc. 8.50% 20173	800	850
Toys “R” Us Property Co. I, LLC 10.75% 2017	500	567
Allison Transmission Holdings, Inc., Term Loan B, 3.01% 20142,4,7	6,038	5,681
Allison Transmission Holdings, Inc. 11.00% 20153	1,225	1,335
Allison Transmission Holdings, Inc. 11.25% 20152,3,8	1,140	1,243
Nordstrom, Inc. 6.75% 2014	6,255	7,340
MGM Resorts International 13.00% 2013	3,125	3,688
MGM Resorts International 5.875% 2014	3,200	2,752
MGM Resorts International 7.50% 2016	1,000	850
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20143	3,000	3,413
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 20183	1,850	1,929
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 20203	1,400	1,491
Walt Disney Co. 5.50% 2019	5,000	5,976
Neiman Marcus Group, Inc. 9.00% 20152,8	4,992	5,211
Neiman Marcus Group, Inc. 10.375% 2015	550	580
Marriott International, Inc., Series J, 5.625% 2013	5,000	5,342
Cinemark USA, Inc., Term Loan, 3.55% 20162,4,7	816	815
Cinemark USA, Inc. 8.625% 2019	4,000	4,280
Edcon (Proprietary) Ltd. 4.129% 20142	€4,000	4,635
Macy’s Retail Holdings, Inc. 8.375% 20152	$3,610	4,152
Federated Retail Holdings, Inc. 5.90% 2016	250	267
FCE Bank PLC 7.125% 2013	€3,000	4,264
AMC Entertainment Inc. 8.75% 2019	$3,750	3,970
Cox Communications, Inc. 5.45% 2014	3,500	3,963
Home Depot, Inc. 3.95% 2020	3,750	3,835
Target Corp. 6.00% 2018	3,000	3,624
Ziggo Bond Co. BV 8.00% 2018	€2,000	2,874
Staples, Inc. 9.75% 2014	$2,250	2,788
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	2,125	2,279
Boyd Gaming Corp. 7.75% 2012	1,350	1,364
Boyd Gaming Corp. 6.75% 2014	1,000	895
Seminole Tribe of Florida 5.798% 20133,4	980	984
Seminole Tribe of Florida 7.804% 20203,4	1,170	1,100
Mohegan Tribal Gaming Authority 7.125% 2014	3,300	1,947
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	1,850	1,924
MDC Holdings, Inc. 5.50% 2013	1,750	1,811
Regal Cinemas Corp., Series B, 9.375% 2012	1,000	1,000
Regal Cinemas Corp. 8.625% 2019	625	659
Radio One, Inc. 6.375% 20136	1,650	1,396
American Media Operations, Inc. 14.00% 20132,3,8	2,039	1,346
UPC Germany GmbH 8.125% 20173	900	940
Education Management LLC and Education Management Finance Corp. 8.75% 2014	650	650
		324,953

INDUSTRIALS — 2.80%
Volvo Treasury AB 5.95% 20153	28,560	31,193
Volvo Treasury AB 5.00% 2017	€1,090	1,580
Burlington Northern Santa Fe Corp. 7.00% 2014	$6,480	7,589
Burlington Northern Santa Fe Corp. 5.65% 2017	5,500	6,355
Burlington Northern Santa Fe Corp. 5.75% 2018	1,505	1,749
Burlington Northern Santa Fe Corp. 4.70% 2019	7,480	8,231
BNSF Funding Trust I 6.613% 20552	1,680	1,693
Continental Airlines, Inc. 8.75% 2011	2,000	2,052
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 20124	1,000	1,030
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 20124	3,570	3,572
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20184	118	113
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20184	764	760
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20194	1,545	1,627
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20194	2,805	2,975
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20204	741	780
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20214	2,044	2,062
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20224	536	565
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20224	1,313	1,281
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20224	2,361	2,584
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20224	1,937	2,120
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 20124	8,627	8,677
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 20124	1,000	1,007
Northwest Airlines, Inc., Term Loan A, 2.04% 20182,4,7	8,133	7,015
Norfolk Southern Corp. 5.75% 2016	5,270	6,105
Norfolk Southern Corp. 7.05% 2037	7,210	9,302
Union Pacific Corp. 5.125% 2014	2,300	2,557
Union Pacific Corp. 5.75% 2017	1,080	1,247
Union Pacific Corp. 5.70% 2018	3,265	3,813
Union Pacific Corp. 4.00% 2021	7,500	7,787
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,664
Koninklijke Philips Electronics NV 6.875% 2038	7,150	9,059
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20124	490	495
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20134	8,535	8,994
AMR Corp. 9.00% 2016	1,500	1,414
AMR Corp. 10.20% 2020	1,345	1,126
AMR Corp. 10.00% 2021	1,200	993
Lockheed Martin Corp. 4.25% 2019	11,665	12,741
United Technologies Corp. 4.50% 2020	10,215	11,477
Nielsen Finance LLC, Term Loan A, 2.258% 20132,4,7	2,526	2,425
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	3,000	3,420
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20169	2,200	2,214
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	710	809
TransDigm Inc. 7.75% 2014	8,000	8,130
Canadian National Railway Co. 4.95% 2014	1,430	1,598
Canadian National Railway Co. 5.55% 2018	5,000	5,902
Northrop Grumman Corp. 5.05% 2019	6,180	7,030
Ashtead Group PLC 8.625% 20153	1,000	1,035
Ashtead Capital, Inc. 9.00% 20163	5,660	5,886
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20113,4	616	639
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20133,4	1,230	1,352
BAE Systems Holdings Inc. 6.375% 20193	3,860	4,564
Raytheon Co. 4.40% 2020	5,525	6,164
CSX Corp. 6.25% 2015	5,000	5,857
DAE Aviation Holdings, Inc. 11.25% 20153	5,255	5,321
Kansas City Southern Railway Co. 8.00% 2015	4,500	4,866
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.189% 20142,4,7	312	253
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.256% 20142,4,7	5,384	4,364
ARAMARK Corp., Term Loan B, 2.164% 20142,4,7	54	51
ARAMARK Corp., Letter of Credit, 2.18% 20142,4,7	4	4
ARAMARK Corp. 3.966% 20152	200	183
ARAMARK Corp. 8.50% 2015	2,175	2,273
ARAMARK Corp., Letter of Credit, 3.405% 20162,4,7	126	124
ARAMARK Corp., Term Loan B, 3.539% 20162,4,7	1,915	1,882
United Air Lines, Inc., Term Loan B, 2.313% 20142,4,7	4,078	3,845
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 20064,5,6	230	—
US Investigations Services, Inc. 11.75% 20163	3,010	2,938
John Deere Capital Corp. 5.40% 2011	2,000	2,097
John Deere Capital Corp., Series D, 4.50% 2013	500	541
Atlas Copco AB 5.60% 20173	2,340	2,600
RailAmerica, Inc. 9.25% 2017	1,889	2,080
Caterpillar Financial Services Corp., Series F, 6.20% 2013	1,610	1,844
RBS Global, Inc. 8.50% 2018	1,800	1,838
Hutchison Whampoa International Ltd. 6.50% 20133	972	1,073
General Electric Capital Corp., Series A, 0.688% 20182	1,000	873
		274,459

UTILITIES — 2.36%
Iberdrola Finance Ireland 3.80% 20143	15,465	15,902
Scottish Power PLC 5.375% 2015	1,230	1,338
Iberdrola Finance Ireland 5.00% 20193	8,500	8,505
Ohio Edison Co. 6.40% 2016	7,750	9,034
Cleveland Electric Illuminating Co. 8.875% 2018	6,170	8,240
Jersey Central Power & Light Co. 7.35% 2019	4,500	5,597
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	19,720
Enel Finance International SA 3.875% 20143	15,455	16,211
ENEL SpA 5.625% 2027	€1,130	1,770
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	$4,000	4,596
Consumers Energy Co. 5.65% 2018	940	1,094
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	9,150	10,995
PG&E Corp. 5.75% 2014	2,000	2,251
Pacific Gas and Electric Co. 3.50% 2020	11,720	11,630
Progress Energy, Inc. 7.05% 2019	10,000	12,417
Midwest Generation, LLC, Series B, 8.56% 20164	2,138	2,114
Edison Mission Energy 7.00% 2017	4,050	2,946
Edison Mission Energy 7.20% 2019	5,250	3,741
Edison Mission Energy 7.625% 2027	4,500	3,049
Veolia Environnement 5.25% 2013	2,070	2,257
Veolia Environnement 6.00% 2018	4,000	4,630
Veolia Environnement 6.125% 2033	€2,740	4,718
E.ON International Finance BV 5.80% 20183	$9,740	11,544
Electricité de France SA 6.50% 20193	9,000	11,010
Israel Electric Corp. Ltd. 7.70% 20183	500	575
Israel Electric Corp. 7.25% 2019	7,750	8,783
NRG Energy, Inc. 7.25% 2014	725	746
NRG Energy, Inc. 7.375% 2016	7,175	7,399
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	2,200	2,415
MidAmerican Energy Co. 5.30% 2018	4,000	4,612
Niagara Mohawk Power 3.553% 20143	2,625	2,772
National Grid PLC 6.30% 2016	2,315	2,736
Consolidated Edison Co. of New York 4.45% 2020	5,000	5,499
Duke Energy Indiana, Inc. 3.75% 2020	5,000	5,233
AES Corp. 8.75% 20133	1,833	1,865
AES Corp. 8.00% 2020	2,000	2,180
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 4.066% 20142,4,7	3,910	3,046
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	1,475	973
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	3,142
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,815
Intergen Power 9.00% 20173	1,000	1,062
		231,162

ENERGY — 2.34%
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	9,348
Enbridge Energy Partners, LP 9.875% 2019	10,500	14,340
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,165
Gazprom OJSC 9.25% 2019	13,715	17,144
Gazprom OJSC, Series 2, 8.625% 20343	1,495	1,912
Gazprom OJSC 7.288% 2037	6,540	7,317
Gazprom OJSC 7.288% 20373	2,000	2,238
Kinder Morgan Energy Partners LP 6.00% 2017	380	429
Kinder Morgan Energy Partners LP 6.85% 2020	15,780	18,846
Kinder Morgan Energy Partners LP 6.50% 2037	900	975
Kinder Morgan Energy Partners LP 6.95% 2038	7,000	7,995
StatoilHydro ASA 2.90% 2014	3,110	3,266
Statoil ASA 3.125% 2017	15,250	15,884
StatoilHydro ASA 5.25% 2019	6,130	7,130
TransCanada PipeLines Ltd. 6.50% 2018	10,900	13,346
TransCanada PipeLines Ltd. 6.35% 20672	13,395	12,541
Chevron Corp. 4.95% 2019	12,230	14,243
Shell International Finance BV 4.00% 2014	4,860	5,270
Shell International Finance BV 3.10% 2015	7,500	7,904
Rockies Express Pipeline LLC 6.25% 20133	5,000	5,436
Rockies Express Pipeline LLC 6.85% 20183	4,300	4,748
Devon Energy Corp. 5.625% 2014	2,500	2,810
Devon Energy Corp. 6.30% 2019	5,905	7,157
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,950	3,107
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	6,035	6,573
Sunoco, Inc. 9.625% 2015	5,750	6,873
Sunoco, Inc. 5.75% 2017	2,000	2,107
Petrobras International 5.75% 2020	4,800	5,338
Petrobras International 6.875% 2040	2,240	2,575
Williams Companies, Inc. 6.375% 20103	1,000	1,000
Williams Companies, Inc. 7.875% 2021	3,403	4,140
Williams Companies, Inc. 8.75% 2032	1,777	2,233
Ras Laffan Liquefied Natural Gas III 5.832% 20164	1,784	1,945
Ras Laffan Liquefied Natural Gas II 5.298% 20204	1,053	1,140
Husky Energy Inc. 7.25% 2019	2,090	2,559
Petroleum Export Ltd., Class A-3, 5.265% 20113,4	1,118	1,117
Qatar Petroleum 5.579% 20113,4	889	902
Petroplus Finance Ltd. 9.375% 20193	950	869
		228,922

TELECOMMUNICATION SERVICES — 2.33%
Olivetti Finance NV 7.25% 2012	€905	1,321
Telecom Italia Capital SA 5.25% 2015	$4,000	4,321
Telecom Italia Capital SA 6.999% 2018	9,250	10,642
Telecom Italia Capital SA 7.175% 2019	6,000	7,054
Telecom Italia Capital SA 6.375% 2033	2,105	2,083
Telecom Italia SpA 7.75% 2033	€1,350	2,184
Telicom Italia Capital SA 6.00% 2034	$3,040	2,877
Telecom Italia Capital SA 7.20% 2036	350	377
Telecom Italia Capital SA 7.721% 2038	4,395	4,978
Verizon Communications Inc. 3.75% 2011	7,040	7,181
Verizon Communications Inc. 7.375% 2013	5,000	5,921
Verizon Communications Inc. 5.55% 2014	2,900	3,282
Verizon Communications Inc. 5.50% 2017	3,450	3,957
Verizon Communications Inc. 8.50% 2018	7,250	9,887
Verizon Communications Inc. 8.75% 2018	3,750	5,111
Telefónica Emisiones, SAU 5.984% 2011	5,000	5,187
Telefónica Emisiones, SAU 3.729% 2015	2,485	2,601
Telefónica Emisiones, SAU 4.949% 2015	11,445	12,535
Telefónica Emisiones, SAU 4.375% 2016	€4,110	5,890
Telefónica Emisiones, SAU 5.134% 2020	$8,131	8,863
AT&T Inc. 7.30% 20112	1,850	1,982
AT&T Wireless Services, Inc. 7.875% 2011	1,890	1,947
AT&T Inc. 6.70% 2013	4,000	4,635
SBC Communications Inc. 5.10% 2014	2,700	3,034
AT&T Inc. 5.50% 2018	5,000	5,808
AT&T Inc. 6.55% 2039	6,250	7,294
France Télécom 7.75% 20112	1,000	1,029
France Télécom 4.375% 2014	5,520	6,091
France Télécom 2.125% 2015	6,520	6,573
Nextel Communications, Inc., Series E, 6.875% 2013	6,400	6,472
Nextel Communications, Inc., Series F, 5.95% 2014	195	195
Nextel Communications, Inc., Series D, 7.375% 2015	5,580	5,636
Deutsche Telekom International Finance BV 5.875% 2013	1,400	1,565
Deutsche Telekom International Finance BV 6.75% 2018	6,000	7,359
Cricket Communications, Inc. 9.375% 2014	8,580	8,923
MetroPCS Wireless, Inc. 9.25% 2014	4,400	4,631
MetroPCS Wireless, Inc. 9.25% 2014	3,575	3,763
Koninklijke KPN NV 8.375% 2030	5,500	7,601
Vodafone Group PLC 5.625% 2017	6,500	7,448
American Tower Corp. 4.625% 2015	6,475	6,912
Singapore Telecommunications Ltd. 6.375% 20113	5,000	5,300
Wind Acquisition SA 11.75% 20173	4,550	5,122
Frontier Communications Corp. 7.875% 2015	1,175	1,275
Frontier Communications Corp. 8.25% 2017	2,750	3,021
Clearwire Communications LLC/Finance 12.00% 20153	3,250	3,518
Rogers Wireless Inc. 7.25% 2012	2,500	2,818
Crown Castle International Corp. 9.00% 2015	700	772
Crown Castle International Corp. 7.125% 2019	1,000	1,070
Sorenson Communications 10.50% 20153	1,025	605
Hawaiian Telcom Communications, Inc. 8.765% 20132,5,6	2,195	7
Hawaiian Telcom Communications, Inc. 9.75% 20136	2,870	9
Hawaiian Telcom Communications, Inc., Series B, 12.50% 20156	1,125	—
		228,667

CONSUMER STAPLES — 1.63%
Anheuser-Busch InBev NV 7.20% 20143	5,000	5,831
Anheuser-Busch InBev NV 3.625% 2015	5,050	5,339
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,775
Anheuser-Busch InBev NV 6.875% 20193	3,320	4,139
Anheuser-Busch InBev NV 7.75% 20193	10,315	13,402
Anheuser-Busch InBev NV 5.375% 2020	4,500	5,089
Kroger Co. 5.00% 2013	4,500	4,905
Kroger Co. 7.50% 2014	5,650	6,682
Kroger Co. 3.90% 2015	7,500	8,149
Kroger Co. 6.40% 2017	1,880	2,251
Altria Group, Inc. 9.70% 2018	6,000	8,134
Altria Group, Inc. 9.25% 2019	5,750	7,720
CVS Caremark Corp. 6.60% 2019	5,000	6,078
CVS Caremark Corp. 6.943% 20304	7,857	8,873
British American Tobacco International Finance PLC 9.50% 20183	10,137	13,804
Tesco PLC 5.50% 20173	10,035	11,532
Tesco PLC 5.50% 2033	£330	559
Wal-Mart Stores, Inc. 5.80% 2018	$7,395	8,910
Kraft Foods Inc. 2.625% 2013	5,110	5,299
Kraft Foods Inc. 5.375% 2020	3,170	3,548
Stater Bros. Holdings Inc. 8.125% 2012	4,550	4,578
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,468
SUPERVALU INC. 7.50% 2012	585	608
Albertson’s, Inc. 7.25% 2013	1,790	1,835
SUPERVALU INC. 8.00% 2016	1,950	1,974
Constellation Brands, Inc. 7.25% 2017	4,000	4,285
Safeway Inc. 6.25% 2014	1,420	1,631
BFF International Ltd. 7.25% 20203	1,400	1,512
Diageo Capital PLC 5.75% 2017	1,000	1,182
		160,092

HEALTH CARE — 1.59%
Roche Holdings Inc. 6.00% 20193	23,070	27,932
Biogen Idec Inc. 6.00% 2013	14,000	15,345
Novartis Capital Corp. 1.90% 2013	10,000	10,272
Novartis Securities Investment Ltd. 5.125% 2019	4,270	4,911
Pfizer Inc 6.20% 2019	8,930	11,014
Schering-Plough Corp. 5.375% 2014	€3,955	6,049
Schering-Plough Corp. 6.00% 2017	$2,840	3,455
Medco Health Solutions, Inc. 2.75% 2015	8,765	8,913
Express Scripts Inc. 5.25% 2012	5,460	5,831
Express Scripts Inc. 6.25% 2014	2,020	2,321
Hospira, Inc. 6.40% 2015	4,081	4,734
Hospira, Inc. 6.05% 2017	2,810	3,232
PTS Acquisition Corp. 9.50% 20152,8	6,062	6,153
Boston Scientific Corp. 4.50% 2015	1,200	1,229
Boston Scientific Corp. 6.00% 2020	4,390	4,690
Scientific Corp. 7.375% 2040	161	184
VWR Funding, Inc., Series B, 10.25% 20152,8	5,732	5,975
Abbott Laboratories 5.125% 2019	5,000	5,773
Cardinal Health, Inc. 4.00% 2015	2,715	2,909
Cardinal Health, Inc. 5.80% 2016	1,235	1,433
Quintiles Transnational 9.50% 20142,3,8	4,210	4,336
WellPoint, Inc. 5.25% 2016	3,000	3,368
HCA Inc. 9.125% 2014	580	613
HCA Inc. 9.625% 20162,8	715	778
HCA Inc., Term Loan B2, 3.539% 20172,4,7	1,910	1,853
HealthSouth Corp. 10.75% 2016	2,900	3,194
Elan Finance PLC and Elan Finance Corp. 8.75% 20163	2,600	2,639
Surgical Care Affiliates, Inc. 10.00% 20173	2,500	2,566
Tenet Healthcare Corp. 7.375% 2013	1,000	1,068
Tenet Healthcare Corp. 9.25% 2015	1,245	1,343
Patheon Inc. 8.625% 20173	1,630	1,679
		155,792

INFORMATION TECHNOLOGY — 0.71%
NXP BV and NXP Funding LLC 10.00% 201310	8,398	9,395
NXP BV and NXP Funding LLC 7.875% 2014	500	520
First Data Corp., Term Loan B2, 3.006% 20142,4,7	5,607	4,946
First Data Corp. 9.875% 2015	4,625	3,769
First Data Corp. 10.55% 20158	194	158
Freescale Semiconductor, Inc. 9.125% 20142,8	2,675	2,689
Freescale Semiconductor, Inc., Term Loan, 4.509% 20162,4,7	1,008	923
Freescale Semiconductor, Inc. 10.125% 2016	774	708
Freescale Semiconductor, Inc. 10.125% 20183	3,375	3,611
Western Union Co. 5.93% 2016	6,000	7,016
Sanmina-SCI Corp. 3.042% 20142,3	2,275	2,155
Sanmina-SCI Corp. 8.125% 2016	4,525	4,661
Oracle Corp. 6.50% 2038	5,000	6,233
Jabil Circuit, Inc. 8.25% 2018	5,300	5,949
National Semiconductor Corp. 6.15% 2012	4,500	4,800
KLA-Tencor Corp. 6.90% 2018	3,750	4,308
Advanced Micro Devices, Inc. 8.125% 2017	3,175	3,365
SunGard Data Systems Inc. 9.125% 2013	2,500	2,566
Electronic Data Systems Corp., Series B, 6.00% 20132	1,500	1,706
		69,478

MATERIALS — 0.43%
Dow Chemical Co. 8.55% 2019	5,750	7,272
Dow Chemical Co. 9.40% 2039	5,975	8,484
Rio Tinto Finance (USA) Ltd. 9.00% 2019	8,030	11,224
Ball Corp. 7.125% 2016	1,705	1,850
Ball Corp. 7.375% 2019	1,000	1,092
Ball Corp. 6.75% 2020	1,465	1,560
Reynolds Group 7.75% 20163	3,425	3,502
International Paper Co. 7.50% 2021	2,835	3,398
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	2,099
Owens-Brockway Glass Container Inc. 6.75% 2014	$1,600	1,652
		42,133

ASSET-BACKED OBLIGATIONS4 — 0.14%
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	2,750	2,976
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20143	2,445	2,448
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	2,264	2,288
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	214	214
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012	123	123
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	1,602	1,654
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,778
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.397% 20372	1,321	956
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 20123	501	509
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	487	488
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20173	163	163
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.356% 20372	1,673	116
		13,713

MUNICIPALS — 0.14%
State of Texas, Board of Regents of the University of Texas System, Revenue Financing System Taxable Bonds
(Build America Bonds–Direct Payment), Series 2010-D, 3.076% 2016	10,450	10,950
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable, Series 2003-E, 5.55% 2014	1,625	1,760
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	969	881
		13,591

Total bonds, notes & other debt instruments (cost: $8,511,470,000)		8,955,056

Preferred stocks — 0.47%	Shares

FINANCIALS — 0.46%
SMFG Preferred Capital USD 3 Ltd. 9.50%2,3	4,620,000	5,284
SMFG Preferred Capital GBP 2 Ltd. 10.231%2	1,400,000	2,552
Wells Fargo & Co., Series K, 7.98%2	5,500,000	5,816
Bank of America Corp., Series K, 8.00% noncumulative2	5,500,000	5,681
Catlin Insurance Ltd. 7.249%2,3	6,500,000	5,330
Barclays Bank PLC 7.434%2,3	5,000,000	5,150
PNC Preferred Funding Trust III 8.70%2,3	4,100,000	4,323
BNP Paribas 7.195%2,3	1,300,000	1,300
BNP Paribas Capital Trust 9.003% noncumulative trust2,3	850,000	861
Société Générale 5.922%2,3	2,130,000	2,021
Lloyds Banking Group PLC 6.657% preference shares2,3	2,740,000	1,959
Resona Preferred Global Securities (Cayman) Ltd. 7.191%2,3	1,502,000	1,474
HVB Funding Trust III 9.00% 20313	1,299,000	1,299
QBE Capital Funding II LP 6.797%2,3	1,415,000	1,206
AXA SA, Series B, 6.379%2,3	1,095,000	961
		45,217

MISCELLANEOUS — 0.01%
Other preferred stocks in initial period of acquisition		432

Total preferred stocks (cost: $38,733,000)		45,649

Common stocks — 0.01%

CONSUMER DISCRETIONARY — 0.00%
Adelphia Recovery Trust, Series ACC-111	2,409,545	35
Adelphia Recovery Trust, Series ACC-6B5,11	500,000	10
American Media, Inc.5,10,11	32,601	—
		45

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc.11	1,134	1

HEALTH CARE — 0.00%
Clarent Hospital Corp. Liquidating Trust5,11	16,114	1

MISCELLANEOUS — 0.01%
Other common stocks in initial period of acquisition		1,231

Total common stocks (cost: $1,848,000)		1,278

	Principal amount
Short-term securities — 19.39%	(000)

Freddie Mac 0.17%–0.31% due 10/5/2010–6/24/2011	$538,852	538,567
Federal Home Loan Bank 0.14%–0.20% due 10/1–12/27/2010	332,950	332,903
JPMorgan Chase & Co. 0.19% due 10/26/2010	73,100	73,090
Jupiter Securitization Co., LLC 0.25%–0.30% due 10/8–11/9/20103	108,429	108,407
U.S. Treasury Bills 0.152%–0.158% due 11/12–12/9/2010	125,100	125,071
Wal-Mart Stores Inc. 0.20%–0.21% due 10/18–11/3/20103	82,000	81,987
Procter & Gamble Co. 0.24% due 12/14/20103	41,200	41,182
Procter & Gamble International Funding S.C.A. 0.19% due 10/18/20103	35,000	34,997
Straight-A Funding LLC 0.20%–0.25% due 10/5–10/25/20103	72,193	72,187
NetJets Inc. 0.20% due 10/12–11/2/20103	69,200	69,188
Coca-Cola Co. 0.22% due 11/15–12/7/20103	60,000	59,976
Edison Asset Securitization LLC 0.25%–0.32% due 10/25–11/23/20103	53,537	53,526
Bank of America Corp. 0.19%–0.25% due 10/4–10/13/2010	51,750	51,746
Variable Funding Capital Company LLC 0.28% due 11/17/20103	47,600	47,582
Hewlett-Packard Co. 0.19% due 10/4–10/5/20103	39,000	38,999
Private Export Funding Corp. 0.21%–0.22% due 10/14–12/1/20103	35,000	34,993
Emerson Electric Co. 0.22% due 10/22/20103	30,000	29,996
E.I. duPont de Nemours and Co. 0.20% due 10/18/20103	28,100	28,097
United Technologies Corp. 0.19% due 10/28/20103	27,515	27,511
Medtronic Inc. 0.21% due 12/16/20103	20,100	20,089
Merck & Co. Inc. 0.19% due 10/26/20103	17,000	16,998
PepsiCo Inc. 0.20% due 11/8/20103	14,000	13,996

Total short-term securities (cost: $1,901,052,000)		1,901,088

Total investment securities (cost: $10,453,103,000)		10,903,071
Other assets less liabilities		(1,097,995)

Net assets		$9,805,076

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Index-linked bond whose principal amount moves with a government retail price index.
2Coupon rate may change periodically.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,577,820,000, which represented 16.09% of the net assets of the fund.

4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $17,493,000, which represented .18% of the net assets of the fund.
6Scheduled interest and/or principal payment was not received.

7Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $52,097,000, which represented .53% of the net assets of the fund.

8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9Step bond; coupon rate will increase at a later date.
10Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of net
	date	(000)	(000)	assets

NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$6,986	$9,395	.10%
American Media, Inc.	1/30/2009	—	—	.00

Total restricted securities		$6,986	$9,395	.10%

11Security did not produce income during the last 12 months.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of September 30, 2010, the fund had open forward currency contracts to purchase or sell currencies, as shown on the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					(amounts in thousands)
						Unrealized appreciation
			Contract amount			(depreciation)
	Settlement date	Counterparty	Receive		Deliver	at 9/30/2010

Purchases:
Singapore dollars	10/7/2010	JPMorgan Chase	$	S10,095	$7,500	$176
Singapore dollars	10/14/2010	Bank of New York Mellon	$	S10,064	$7,500	153
						329

Sales:
Danish kroner	10/15/2010	UBS AG		$16,270	DKr97,115	(1,203)
Euros	10/14/2010	JPMorgan Chase		$2,856	€2,250	(211)
Euros	10/14/2010	HSBC Bank		$9,910	€7,785	(701)
Euros	10/14/2010	JPMorgan Chase		$22,671	€17,830	(1,633)
Euros	10/21/2010	JPMorgan Chase		$5,507	€4,220	(245)
Euros	10/26/2010	JPMorgan Chase		$24,812	€18,885	(928)
Euros	10/27/2010	HSBC Bank		$36,963	€27,690	(778)
Euros	10/29/2010	UBS AG		$60,855	€44,855	(280)
Euros	11/1/2010	Bank of New York Mellon		$6,815	€5,000	— *
Euros	11/4/2010	JPMorgan Chase		$7,956	€5,845	(10)
Euros	11/4/2010	UBS AG		$2,941	€2,160	(3)
Hungarian forints	10/14/2010	HSBC Bank		$5,795	HUF1,312,360	(669)
Japanese yen	10/14/2010	JPMorgan Chase		$16,666	¥1,395,071	(47)
Polish zloty	10/14/2010	HSBC Bank		$12,276	PLN38,150	(835)
Swedish kronor	10/14/2010	HSBC Bank		$7,713	SKr56,110	(608)
						(8,151)

Forward currency contracts — net						$(7,822)

*Amount less than one thousand.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Bonds & notes of U.S. government & government agencies	$—	$2,865,967	$—	$2,865,967
Mortgage-backed obligations	—	2,843,363	2,165	2,845,528
Corporate bonds & notes	—	2,438,589	7	2,438,596
Bonds & notes of governments &
government agencies outside the U.S.	—	777,661	—	777,661
Asset-backed obligations	—	13,713	—	13,713
Municipals	—	13,591	—	13,591
Preferred stocks	—	45,649	—	45,649
Common stocks	1,267	—	11	1,278
Short-term securities	—	1,901,088	—	1,901,088
Total	$1,267	$10,899,621	$2,183	$10,903,071

Forward currency contracts*:	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	$—	$329	$—	$329
Unrealized depreciation on open forward currency contracts	—	(8,151)	—	(8,151)
Total	$—	$(7,822)	$—	$(7,822)

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2010 (dollars in thousands):

	Beginning value		Net realized	Net unrealized	Net transfers	Ending value
	at 1/1/2010	Net sales	loss	appreciation	into Level 3†	at 9/30/2010
Investment securities	$905	$(897)	$(52)	$211	$2,016	$2,183

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2010 (dollars in thousands):						$163

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$475,194
Gross unrealized depreciation on investment securities	(32,025)
Net unrealized appreciation on investment securities	443,169
Cost of investment securities for federal income tax purposes	10,459,902

Key to symbols and abbreviations

A$ = Australian dollars	¥ = Japanese yen
C$ = Canadian dollars	KRW = South Korean won
DKr = Danish kroner	MXN = Mexican pesos
€ = Euros	MYR = Malaysian ringgits
£ = British pounds	PLN = Polish zloty
HUF = Hungarian forints	SKr = Swedish kronor
ILS = Israeli shekels	S$ = Singapore dollars

Global Bond Fund
Investment portfolio

September 30, 2010
unaudited

Bonds, notes & other debt instruments — 94.86%	Principal amount (000)	Value (000)

EUROS — 23.41%
German Government, Series 151, 4.25% 2012	€60	US$ 87
German Government, Series 02, 5.00% 2012	1,850	2,705
German Government, Series 03, 3.75% 2013	2,359	3,459
German Government 4.50% 2013	5,025	7,408
German Government 4.25% 2014	2,735	4,144
German Government, Series 05, 3.25% 2015	12,855	18,972
German Government, Series 4, 3.75% 2015	4,375	6,554
German Government, Series 6, 4.00% 2016	9,925	15,230
German Government, Series 06, 3.75% 2017	9,000	13,682
German Government 4.25% 2017	8,400	13,166
German Government, Series 7, 4.00% 2018	7,855	12,161
German Government 3.75% 2019	13,090	20,025
German Government 6.25% 2030	9,700	19,859
German Government, Series 03, 4.75% 2034	3,695	6,628
Spanish Government 3.30% 2014	6,700	9,300
Spanish Government 3.00% 2015	11,125	15,177
Spanish Government 4.10% 2018	3,625	5,031
Spanish Government 4.60% 2019	7,050	10,079
Spanish Government 4.20% 2037	3,950	4,825
Italian Government 3.75% 2013	6,000	8,511
Italian Government 4.25% 2013	3,625	5,190
Italian Government 3.00% 2015	4,920	6,808
Italian Government 4.50% 2019	9,475	13,756
Italian Government 5.00% 2034	900	1,290
Irish Government 5.00% 2013	6,000	8,200
Irish Government 4.00% 2014	5,905	7,730
Irish Government 4.50% 2018	1,415	1,705
Irish Government 4.40% 2019	715	844
Irish Government 5.90% 2019	1,500	1,972
Irish Government 5.00% 2020	7,280	8,785
Netherlands Government Eurobond 4.25% 2013	4,940	7,320
Netherlands Government Eurobond 4.50% 2017	7,815	12,262
Netherlands Government Eurobond 5.50% 2028	4,000	7,384
French Government B.T.A.N. Eurobond 4.50% 2013	8,250	12,259
French Government O.A.T. Eurobond 4.00% 2014	1,960	2,931
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 944, 4.50% 20131	2,000	2,912
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 20161	3,500	5,264
Portuguese Government 4.80% 2020	6,025	7,410
Allied Irish Banks, PLC 12.50% 2019	4,885	6,560
Dexia Municipal Agency 4.50% 20171	4,250	6,351
Canadian Government 3.50% 2020	4,000	5,991
Royal Bank of Scotland PLC 6.934% 2018	3,875	5,712
Barclays Bank PLC 4.00% 20191	3,450	4,958
Barclays Bank PLC 4.50% 20192	150	209
Greek Government 4.30% 2012	1,400	1,821
Greek Government 6.10% 2015	65	75
Greek Government 6.00% 2019	3,065	3,021
Finland (Republic of) 5.375% 2013	2,340	3,558
Merrill Lynch & Co., Inc. 4.625% 2018	2,575	3,453
Société Générale 6.999% (undated)2	550	744
Société Générale 9.375% (undated)2	1,750	2,580
KfW 4.375% 2013	2,050	3,037
Koninklijke KPN NV 6.50% 2016	650	1,047
Koninklijke KPN NV 4.75% 2017	1,250	1,868
Schering-Plough Corp. 5.375% 2014	1,795	2,746
Iberdrola Finanzas, SAU 7.50% 2015	1,500	2,469
Polish Government 5.875% 2014	1,550	2,360
Siemens AG 5.125% 2017	1,500	2,356
Wal-Mart Stores, Inc. 4.875% 2029	1,500	2,335
Northern Rock PLC, Series 7, 4.125% 20171	1,650	2,234
Croatian Government 5.00% 2014	460	658
Croatian Government 6.50% 2015	1,000	1,462
European Investment Bank 4.25% 2014	1,300	1,954
Bank Nederlandse Gemeenten 3.75% 2014	1,320	1,926
Bank of Ireland 10.00% 2020	1,460	1,926
Standard Chartered Bank 5.875% 2017	1,250	1,916
PLD International Finance LLC 4.375% 2011	1,250	1,708
Volvo Treasury AB 5.00% 2017	1,105	1,602
AT&T Inc. 6.125% 2015	1,000	1,578
France Télécom 7.25% 2013	500	765
France Télécom 5.625% 2018	500	805
CRH Finance BV 7.375% 20142	1,000	1,526
Telefónica Emisiones, SAU 4.375% 2016	1,055	1,512
Telecom Italia SpA 7.75% 2033	800	1,294
Novartis Finance SA, 4.25% 2016	750	1,129
FCE Bank PLC 7.125% 2013	700	995
Veolia Environnement 4.875% 2013	150	219
Veolia Environnement 6.125% 2033	305	525
Verizon Communications Inc. 8.75% 2015	350	622
NXP BV and NXP Funding LLC 8.625% 2015	450	601
GlaxoSmithKline Capital PLC 5.125% 2012	400	584
Edcon (Proprietary) Ltd. 4.129% 20142	500	579
ENEL SpA 5.625% 2027	320	501
Anheuser-Busch InBev NV 8.625% 2017	250	452
DaimlerChrysler North America Holding Corp. 4.25% 2011	190	266
NGG Finance PLC 6.125% 2011	150	213
HBOS PLC 4.375% 20192	155	194
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	70	97
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 1.179% 20162	280	94
		404,213

JAPANESE YEN — 6.57%
Japanese Government, Series 231, 1.30% 2011	¥975,550	11,784
Japanese Government, Series 238, 1.40% 2012	295,000	3,599
Japanese Government, Series 248, 0.70% 2013	820,000	9,957
Japanese Government, Series 264, 1.50% 2014	131,300	1,653
Japanese Government, Class 4, 0.50% 20153	145,435	1,687
Japanese Government, Series 269, 1.30% 2015	1,975,000	24,763
Japanese Government, Series 284, 1.70% 2016	3,062,650	39,712
Japanese Government, Series 288, 1.70% 2017	215,000	2,798
Japanese Government, Series 296, 1.50% 2018	311,500	3,993
Japanese Government, Series 21, 2.30% 2035	711,400	9,334
Japanese Government 2.40% 2038	313,200	4,216
		113,496

POLISH ZLOTY — 4.51%
Polish Government, Series 0414, 5.75% 2014	PLN147,700	52,108
Polish Government, Series 1017, 5.25% 2017	75,030	25,780
		77,888

SOUTH KOREAN WON — 4.07%
South Korean Government, Series 1303, 5.25% 2013	KRW 4,490,000	4,120
South Korean Government, Series 1309, 5.75% 2013	13,550,000	12,685
South Korean Government 4.25% 2014	8,260,000	7,441
South Korean Government 4.75% 2014	10,360,000	9,478
South Korean Government 5.00% 2014	7,480,000	6,897
South Korean Government 5.50% 2017	13,374,060	12,885
South Korean Government 5.75% 2018	17,100,000	16,748
		70,254

MEXICAN PESOS — 2.26%
United Mexican States Government, Series M, 7.50% 2012	MXN 45,000	3,718
United Mexican States Government, Series MI10, 9.50% 2014	102,500	9,379
United Mexican States Government, Series M10, 8.00% 2015	73,300	6,412
United Mexican States Government, Series M10, 7.25% 2016	44,000	3,753
United Mexican States Government, Series M10, 7.75% 2017	112,900	9,897
United Mexican States Government, Series M20, 10.00% 2024	6,800	719
United Mexican States Government, Series M30, 10.00% 2036	48,000	5,148
		39,026

BRITISH POUNDS — 2.24%
United Kingdom 2.75% 2015	£5,025	8,273
United Kingdom 4.00% 2016	2,070	3,600
United Kingdom 3.75% 2019	710	1,191
United Kingdom 4.50% 2019	3,105	5,508
United Kingdom 4.75% 2020	6,155	11,101
United Kingdom 6.00% 2028	2,000	4,133
United Kingdom 4.75% 2030	1,000	1,788
RSA Insurance Group PLC 9.375% 20392	569	1,106
France Télécom 5.00% 2016	500	856
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	500	833
Wal-Mart Stores, Inc. 5.625% 2034	100	181
Tesco PLC 5.50% 2033	100	169
		38,739

MALAYSIAN RINGGITS — 2.16%
Malaysian Government, Series 509, 3.21% 2013	MYR35,000	11,358
Malaysian Government, Series 204, 5.094% 2014	7,860	2,707
Malaysian Government, Series 0409, 3.741% 2015	13,045	4,312
Malaysian Government, Series 0207, 3.814% 2017	28,435	9,417
Malaysian Government, Series 0210, 4.012% 2017	23,500	7,862
Malaysian Government, Series 2/03, 4.24% 2018	5,000	1,696
		37,352

CANADIAN DOLLARS — 1.91%
Canadian Government 5.25% 2012	$ C3,250	3,364
Canadian Government 2.00% 2014	9,815	9,622
Canadian Government 4.50% 2015	4,340	4,713
Canadian Government 4.25% 2018	500	547
Canadian Government 5.75% 2029	500	652
Canada Housing Trust 4.10% 2018	250	268
Canada Housing Trust 3.35% 2020	4,750	4,725
Province of Manitoba 4.25% 2018	2,750	2,889
Canadian Imperial Bank 5.00% 2012	1,000	1,029
Hydro One Inc. 5.49% 2040	750	820
Rogers Communications Inc. 5.80% 2016	625	681
Province of New Brunswick 6.75% 2017	500	599
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	375	506
Province of Ontario, Series HC, 9.50% 2022	250	373
Province of Ontario 4.60% 2039	125	129
Province De Québec 9.375% 2023	250	371
Bank of Nova Scotia 5.04% 2013	250	261
Wells Fargo & Co. 6.05% 2012	250	260
Toronto-Dominion Bank 4.854% 2013	250	259
GE Capital Canada Funding Co., Series A, 5.29% 2012	250	257
Thomson Reuters Corp. 5.70% 2015	150	165
Bank of Montreal 5.18% 2015	150	162
Royal Bank of Canada 5.20% 2012	150	155
TransCanada PipeLines Ltd. 5.05% 2014	125	131
		32,938

HUNGARIAN FORINTS — 1.08%
Hungarian Government, Series 14/C, 5.50% 2014	HUF 971,600	4,661
Hungarian Government, Series 15/A, 8.00% 2015	2,380,000	12,405
Hungarian Government, Series 17/B, 6.75% 2017	328,100	1,632
		18,698

NORWEGIAN KRONER — 1.06%
Norwegian Government 0% 2011	NKr102,400	17,253
KfW 5.00% 2015	5,500	999
		18,252

AUSTRALIAN DOLLARS — 1.03%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A9,000	8,973
Queensland Treasury Corp., Series 17, 6.00% 2017	2,040	2,050
New South Wales Treasury Corp., Series 17, 5.50% 2017	5,250	5,118
European Investment Bank 6.125% 2017	1,000	978
Countrywide Financial Corp. 6.25% 2010	600	579
		17,698

DANISH KRONER — 0.92%
Kingdom of Denmark 4.00% 2012	DKr41,000	7,960
Kingdom of Denmark 5.00% 2013	19,985	4,072
Nykredit, Series 3D, 5.00% 20381	20,079	3,825
		15,857

ISRAELI SHEKELS — 0.84%
Israeli Government, Series 0313, 5.00% 2013	ILS26,500	7,615
Israeli Government 4.50% 2015	4,485	1,275
Israeli Government 5.50% 2017	18,860	5,609
		14,499

TURKISH LIRAS — 0.82%
Turkey (Republic of) 0% 2011	TRY11,900	8,035
Turkey (Republic of) 10.00% 20123	4,038	3,107
Turkey (Republic of) 11.00% 2014	4,000	2,992
		14,134

SWEDISH KRONOR — 0.81%
Swedish Government, Series 124, 4.00% 20121	SKr18,000	US$ 2,749
Swedish Government, Series 1041, 6.75% 2014	41,010	7,115
Swedish Government, Series 1049, 4.50% 2015	25,000	4,126
		13,990

SINGAPORE DOLLARS — 0.55%
Singapore (Republic of) 3.125% 2011	$ S4,700	3,608
Singapore (Republic of) 3.75% 2016	6,765	5,878
		9,486

INDONESIAN RUPIAH — 0.50%
Indonesia (Republic of), Series 23, 11.00% 2012	IDR24,720,000	3,016
Indonesia (Republic of), Series 33, 12.50% 2013	31,358,000	3,967
Indonesia (Republic of), Series 20, 14.275% 2013	2,230,000	301
Indonesia (Republic of), Series 51, 11.25% 2014	1,330,000	169
Indonesia (Republic of), Series 30, 10.75% 2016	8,460,000	1,097
		8,550

BRAZILIAN REAIS — 0.23%
Brazil (Federal Republic of) 10.00% 2012	BRL4,000	2,322
Brazilian Treasury Bill 6.00% 20153	1,918	1,135
Brazil (Federal Republic of) 10.00% 2017	1,000	545
		4,002

EGYPTIAN POUNDS — 0.14%
Egypt (Arab Republic of) 11.50% 2011	EGP 125	23
Egypt (Arab Republic of), Series 364, 0% 2011	7,075	1,183
Egypt (Arab Republic of) 11.35% 2013	6,500	1,150
		2,356

THAI BAHT — 0.12%
Thai Government, Series 33, 5.375% 2011	THB 7,000	240
Thai Government 5.25% 2014	16,000	577
Thai Government 3.625% 2015	37,750	1,300
		2,117

DOMINICAN PESOS — 0.00%
Cervecería Nacional Dominicana, C. por A. 16.00% 20124	DOP3,279	82

ARGENTINE PESOS — 0.00%
Argentina (Republic of) 5.83% 20331,3,5	ARS308	56

U.S. DOLLARS — 39.63%
U.S. Treasury 0.75% 2011	US$ 1,805	1,814
U.S. Treasury 0.875% 2011	12,000	12,040
U.S. Treasury 0.875% 2011	9,750	9,788
U.S. Treasury 4.50% 2011	1,185	1,206
U.S. Treasury 4.625% 2011	7,900	8,327
U.S. Treasury 1.00% 2012	7,628	7,703
U.S. Treasury 2.00% 20123	4,566	4,729
U.S. Treasury 4.875% 2012	8,000	8,500
U.S. Treasury 1.875% 20133	5,935	6,319
U.S. Treasury 2.00% 2013	450	468
U.S. Treasury 2.75% 2013	9,000	9,572
U.S. Treasury 3.875% 2013	4,780	5,168
U.S. Treasury 1.75% 2014	2,180	2,252
U.S. Treasury 2.00% 20143	4,425	4,755
U.S. Treasury 2.625% 2014	4,835	5,152
U.S. Treasury 1.875% 20153	1,401	1,525
U.S. Treasury 4.00% 2015	5,460	6,141
U.S. Treasury 2.00% 20163	2,471	2,718
U.S. Treasury 2.50% 20163	2,159	2,453
U.S. Treasury 3.125% 2016	2,000	2,171
U.S. Treasury 3.25% 2016	13,500	14,737
U.S. Treasury 3.25% 2016	8,500	9,309
U.S. Treasury 5.125% 2016	8,000	9,583
U.S. Treasury 7.50% 2016	4,400	5,894
U.S. Treasury 8.875% 2017	8,000	11,636
U.S. Treasury 3.125% 2019	2,428	2,581
U.S. Treasury 2.625% 2020	485	490
U.S. Treasury 3.50% 2020	4,640	5,037
U.S. Treasury 3.625% 2020	7,815	8,572
U.S. Treasury 3.50% 2039	1,500	1,452
U.S. Treasury 4.25% 2039	470	517
U.S. Treasury 4.50% 2039	6,750	7,731
U.S. Treasury 4.625% 2040	17,500	20,452
Fannie Mae 4.00% 20241	216	226
Fannie Mae 4.50% 20241	2,475	2,605
Fannie Mae 4.50% 20241	129	136
Fannie Mae 3.50% 20251	13,100	13,518
Fannie Mae 4.00% 20251	7,258	7,603
Fannie Mae 4.00% 20251	5,250	5,481
Fannie Mae 4.00% 20251	4,740	4,957
Fannie Mae 4.50% 20251	3,445	3,629
Fannie Mae 4.50% 20251	363	382
Fannie Mae 5.00% 20351	1,537	1,625
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 20361	261	233
Fannie Mae 6.00% 20361	153	166
Fannie Mae 6.50% 20361	1,171	1,286
Fannie Mae 5.785% 20371,2	1,650	1,763
Fannie Mae 6.00% 20371	747	804
Fannie Mae 6.00% 20371	398	428
Fannie Mae 6.00% 20371	270	290
Fannie Mae 6.00% 20371	269	290
Fannie Mae 6.00% 20371	173	187
Fannie Mae 6.00% 20371	134	144
Fannie Mae 6.00% 20371	118	127
Fannie Mae 6.00% 20371	100	108
Fannie Mae 5.00% 20381	855	900
Fannie Mae 5.316% 20381,2	640	673
Fannie Mae 6.00% 20381	3,009	3,238
Fannie Mae 6.00% 20381	893	967
Fannie Mae 6.00% 20381	827	890
Fannie Mae 6.00% 20381	638	686
Fannie Mae 6.00% 20381	238	256
Fannie Mae 3.591% 20391,2	52	54
Fannie Mae 3.613% 20391,2	19	20
Fannie Mae 3.784% 20391,2	524	552
Fannie Mae 3.826% 20391,2	13	14
Fannie Mae 3.835% 20391,2	18	19
Fannie Mae 3.901% 20391,2	278	294
Fannie Mae 3.943% 20391,2	346	366
Fannie Mae 3.955% 20391,2	13	14
Fannie Mae 6.00% 20391	174	187
Fannie Mae 4.00% 20401	5,000	5,141
Fannie Mae 4.50% 20401	20,500	21,366
Fannie Mae 4.50% 20401	3,985	4,155
Fannie Mae 4.50% 20401	2,003	2,089
Fannie Mae 5.00% 20401	3,232	3,402
Government National Mortgage Assn. 4.00% 20401	14,450	14,942
Government National Mortgage Assn. 4.50% 20401	972	1,026
Freddie Mac 4.00% 20251	2,122	2,219
Freddie Mac 4.00% 20251	1,750	1,827
Freddie Mac, Series 3213, Class OG, principal only, 0% 20361	65	58
Freddie Mac, Series 3292, Class BO, principal only, 0% 20371	514	445
Freddie Mac 6.00% 20371	1,329	1,429
Freddie Mac 6.00% 20371	193	207
Freddie Mac 5.008% 20381,2	498	532
Freddie Mac 6.00% 20381	122	131
Freddie Mac 3.745% 20391,2	14	15
Freddie Mac 3.865% 20391,2	13	13
Freddie Mac 6.50% 20391	3,836	4,184
UBS AG 5.875% 2017	3,145	3,564
UBS AG 4.875% 2020	3,900	4,120
HBOS PLC 6.75% 20184	4,850	4,880
Lloyds TSB Bank PLC 6.50% 20204	1,475	1,492
HBOS PLC 6.00% 20334	1,500	1,146
Anheuser-Busch InBev NV 3.625% 2015	980	1,036
Anheuser-Busch InBev NV 6.875% 20194	290	362
Anheuser-Busch InBev NV 7.75% 20194	2,195	2,852
Anheuser-Busch InBev NV 5.375% 2020	1,600	1,809
Hungarian Government 6.25% 2020	5,535	5,965
Comcast Corp. 5.30% 2014	750	839
Comcast Corp. 6.30% 2017	670	792
Comcast Corp. 5.875% 2018	1,760	2,034
Comcast Corp. 6.45% 2037	250	279
Comcast Corp. 6.95% 2037	820	965
Comcast Corp. 6.40% 2040	750	837
ProLogis 7.625% 2014	600	649
ProLogis 5.625% 2016	120	116
ProLogis 6.625% 2018	830	819
ProLogis 7.375% 2019	2,920	2,952
ProLogis 6.875% 2020	810	798
Abbey National Treasury Services PLC 3.875% 20144	1,550	1,588
Santander Issuances, SA Unipersonal 5.911% 20164	1,400	1,489
Santander Issuances, SA Unipersonal 6.50% 20192,4	2,100	2,208
Polish Government 6.375% 2019	4,415	5,224
Verizon Communications Inc. 3.75% 2011	1,370	1,397
Verizon Communications Inc. 5.50% 2017	500	573
Verizon Communications Inc. 8.50% 2018	1,000	1,364
Verizon Communications Inc. 6.35% 2019	195	238
Verizon Communications Inc. 5.85% 2035	1,000	1,081
Turkey (Republic of) 6.75% 2018	500	585
Turkey (Republic of) 5.625% 2021	3,620	3,964
Gazprom OJSC 9.25% 2019	2,375	2,969
Gazprom OJSC, Series 2, 8.625% 20344	260	332
Gazprom OJSC 7.288% 2037	1,115	1,247
Telefónica Emisiones, SAU 3.729% 2015	685	717
Telefónica Emisiones, SAU 4.949% 2015	1,816	1,989
Telefónica Emisiones, SAU 5.134% 2020	1,641	1,789
Standard Chartered PLC 3.85% 20154	1,040	1,086
Standard Chartered Bank 6.40% 20174	2,400	2,687
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,895	2,231
Enbridge Energy Partners, LP 9.875% 2019	750	1,024
Enbridge Energy Partners, LP 5.20% 2020	460	501
Telecom Italia Capital SA 6.999% 2018	1,000	1,150
Telecom Italia Capital SA 6.375% 2033	565	559
Telecom Italia Capital SA 7.20% 2036	610	658
Telecom Italia Capital SA 7.721% 2038	1,185	1,342
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	500	522
Bank of America Corp. 5.75% 2017	405	434
Bank of America Corp. 5.625% 2020	2,580	2,731
Westfield Group 5.40% 20124	465	496
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	170	186
Westfield Group 7.50% 20144	175	204
Westfield Group 5.70% 20164	640	716
Westfield Group 7.125% 20184	1,745	2,055
Morgan Stanley, Series F, 6.625% 2018	3,000	3,331
Korea Development Bank 5.30% 2013	1,350	1,441
Korea Development Bank 8.00% 2014	1,550	1,820
Volvo Treasury AB 5.95% 20154	2,920	3,189
American Tower Corp. 7.00% 2017	2,700	3,156
Vodafone Group PLC 5.00% 2015	1,250	1,408
Vodafone Group PLC, Term Loan, 6.875% 20151,5,6,7	850	855
Vodafone Group PLC 5.625% 2017	750	859
Pan Pacific Retail Properties, Inc. 6.125% 2013	215	230
Kimco Realty Corp., Series C, 4.904% 2015	235	252
Kimco Realty Corp. 4.30% 2018	985	1,000
Kimco Realty Corp. 6.875% 2019	1,250	1,458
Goldman Sachs Group, Inc. 3.70% 2015	680	696
Goldman Sachs Group, Inc. 6.15% 2018	2,010	2,233
Barclays Bank PLC 6.05% 20174	1,690	1,835
Barclays Bank PLC 5.125% 2020	1,000	1,083
Developers Diversified Realty Corp. 5.50% 2015	735	718
Developers Diversified Realty Corp. 9.625% 2016	175	195
Developers Diversified Realty Corp. 7.50% 2017	1,300	1,353
Developers Diversified Realty Corp. 7.875% 2020	455	472
HSBC Bank PLC 3.50% 20154	1,000	1,050
HSBC Finance Corp. 0.727% 20162	1,800	1,639
Time Warner Cable Inc. 8.25% 2014	500	597
Time Warner Cable Inc. 6.75% 2018	815	974
Time Warner Cable Inc. 5.00% 2020	1,000	1,073
Iberdrola Finance Ireland 3.80% 20144	740	761
Scottish Power PLC 5.375% 2015	185	201
Iberdrola Finance Ireland 5.00% 20194	1,500	1,501
Ford Motor Credit Co. 8.70% 2014	250	281
Ford Motor Credit Co. 8.00% 2016	850	962
Ford Motor Credit Co. 6.625% 2017	1,100	1,174
Roche Holdings Inc. 6.00% 20194	1,280	1,550
Roche Holdings Inc. 7.00% 20394	630	848
Veolia Environnement 5.25% 2013	1,980	2,159
Veolia Environnement 6.00% 2018	200	232
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.396% 20441,2	1,150	1,268
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 20481	1,030	1,121
British American Tobacco International Finance PLC 9.50% 20184	1,753	2,387
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 20361	174	181
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 20371	100	101
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 20391	1,405	1,464
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.846% 20391,2	600	637
Progress Energy, Inc. 6.05% 2014	1,000	1,139
Progress Energy, Inc. 7.05% 2019	1,000	1,242
Citigroup Inc. 4.75% 2015	2,250	2,370
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 20371	820	838
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.08% 20381,2	900	988
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 20391	500	528
First Data Corp., Term Loan B2, 3.006% 20141,2,6	1,340	1,182
First Data Corp. 9.875% 2015	700	570
First Data Corp. 9.875% 2015	350	288
First Data Corp. 10.55% 20155	321	261
UniCredito Italiano SpA 6.00% 20174	800	831
HVB Funding Trust I 8.741% 20314	1,450	1,450
South Africa (Republic of) 5.50% 2020	2,030	2,279
Boston Scientific Corp. 4.50% 2015	740	758
Boston Scientific Corp. 6.25% 2015	750	806
Boston Scientific Corp. 5.125% 2017	200	202
Boston Scientific Corp. 6.00% 2020	380	406
Boston Scientific Corp. 7.00% 2035	90	91
France Government Agency-Guaranteed, Société Finance 2.875% 20144	1,150	1,217
Société Générale 5.75% 20164	960	1,044
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20154	2,220	2,249
Nextel Communications, Inc., Series E, 6.875% 2013	175	177
Nextel Communications, Inc., Series F, 5.95% 2014	1,625	1,625
Nextel Communications, Inc., Series D, 7.375% 2015	175	177
Sprint Capital Corp. 8.75% 2032	250	264
Canadian National Railway Co. 4.95% 2014	2,005	2,240
CIT Group Inc., Series A, 7.00% 2013	610	616
CIT Group Inc., Series A, 7.00% 2015	1,615	1,611
JPMorgan Chase & Co. 3.40% 2015	1,000	1,039
JPMorgan Chase & Co. 4.40% 2020	1,150	1,180
Croatian Government 6.75% 20194	2,000	2,189
Jackson National Life Global 5.375% 20134	1,990	2,161
International Paper Co. 7.95% 2018	505	613
International Paper Co. 9.375% 2019	75	97
International Paper Co. 7.50% 2021	500	599
International Paper Co. 7.30% 2039	750	842
Edison Mission Energy 7.50% 2013	800	750
Edison Mission Energy 7.75% 2016	50	39
Midwest Generation, LLC, Series B, 8.56% 20161	66	65
Edison Mission Energy 7.00% 2017	350	255
Edison Mission Energy 7.20% 2019	1,325	944
Edison Mission Energy 7.625% 2027	125	85
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.495% 20371,2	200	206
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 20421	7	7
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.062% 20451,2	1,435	1,591
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.932% 20491,2	285	313
Time Warner Inc. 4.875% 2020	1,250	1,359
AOL Time Warner Inc. 7.625% 2031	145	180
Time Warner Inc. 6.50% 2036	490	551
AES Corp. 7.75% 2015	850	914
AES Corp. 8.00% 2020	975	1,063
E.ON International Finance BV 5.80% 20184	1,490	1,766
E.ON International Finance BV 6.65% 20384	150	194
United Mexican States Government Global 5.95% 2019	1,660	1,956
Norfolk Southern Corp. 5.75% 2016	985	1,141
Norfolk Southern Corp. 5.90% 2019	670	798
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.838% 20391,2	80	84
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20411,2	1,165	1,249
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20431,2	520	530
Volkswagen International Finance NV 1.625% 20134	1,850	1,861
Deutsche Telekom International Finance BV 5.875% 2013	1,660	1,855
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,620	1,854
HCA Inc. 6.375% 2015	1,290	1,293
HCA Inc. 9.25% 2016	510	553
US Investigations Services, Inc., Term Loan B, 3.292% 20151,2,6	243	222
US Investigations Services, Inc., Term Loan B, 7.75% 20151,2,6	840	844
US Investigations Services, Inc. 10.50% 20154	700	697
US Investigations Services, Inc. 11.75% 20164	45	44
Michaels Stores, Inc. 10.00% 2014	1,035	1,096
Michaels Stores, Inc. 0%/13.00% 20168	675	653
Simon Property Group, LP 4.20% 2015	625	671
Simon Property Group, LP 10.35% 2019	750	1,050
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	1,250	1,637
Mandalay Resort Group 6.375% 2011	25	24
MGM Resorts International 6.75% 2013	25	23
MGM Resorts International 13.00% 2013	325	383
MGM Resorts International 5.875% 2014	750	645
MGM Resorts International 9.00% 20204	500	529
Enel Finance International SA 3.875% 20144	1,490	1,563
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	525	553
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	925	1,007
Cinemark USA, Inc. 8.625% 2019	1,450	1,551
France Télécom 4.375% 2014	675	745
France Télécom 2.125% 2015	795	801
CMS Energy Corp. 4.25% 2015	100	101
CMC Energy Corp. 6.55% 2017	1,000	1,080
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	250	300
CMS Energy Corp. 8.75% 2019	50	60
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 4.066% 20141,2,6	620	483
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	415	274
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	410	271
Texas Competitive Electric Holdings Co. LLC 11.25% 20162,5	884	492
Federated Department Stores, Inc. 7.45% 2017	600	673
Federated Department Stores, Inc. 6.90% 2029	820	834
Univision Communications, Inc., First Lien Term Loan B, 2.506% 20141,2,6	69	61
Univision Communications Inc. 12.00% 20144	600	659
Univision Communications Inc. 10.50% 20152,4,5	804	770
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.189% 20141,2,6	39	31
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.256% 20141,2,6	650	527
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,6	259	258
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	525	408
Hawker Beechcraft Acquisition Co., LLC 8.875% 20152,5	351	264
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20144	25	28
Charter Communications, Inc. 13.50% 2016	513	612
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 20174	500	509
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 20184	175	182
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 20204	125	133
AMC Entertainment Inc. 8.00% 2014	25	25
AMC Entertainment Inc., Series B, 11.00% 2016	175	188
AMC Entertainment Inc. 8.75% 2019	1,150	1,218
Chilean Government 3.875% 2020	1,340	1,396
NRG Energy, Inc. 7.25% 2014	145	149
NRG Energy, Inc. 7.375% 2016	900	928
NRG Energy, Inc. 7.375% 2017	300	308
RBS Global, Inc. 8.50% 2018	1,350	1,379
News America Inc. 6.90% 2019	1,125	1,378
Toys “R” Us, Inc. 7.625% 2011	685	711
Toys “R” Us, Inc. 8.50% 20174	225	239
Toys “R” Us Property Co. I, LLC 10.75% 2017	75	85
Toys “R” Us, Inc. 7.375% 2018	350	336
GMAC LLC 6.75% 2014	1,000	1,033
GMAC LLC 8.00% 20204	300	328
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	250	280
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	750	1,076
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20168	280	282
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	935	1,066
Cricket Communications, Inc. 9.375% 2014	525	546
Cricket Communications, Inc. 7.75% 2016	750	800
Kroger Co. 7.50% 2014	1,000	1,183
Kroger Co. 6.40% 2017	130	156
Petrobras International 5.75% 2020	810	901
Petrobras International 6.875% 2040	380	437
Tenet Healthcare Corp. 7.375% 2013	690	737
Tenet Healthcare Corp. 9.25% 2015	145	156
Tenet Healthcare Corp. 8.875% 2019	400	443
Crown Castle International Corp. 9.00% 2015	1,050	1,158
Crown Castle International Corp. 7.75% 20174	150	166
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20144	1,240	1,313
Pfizer Inc 4.45% 2012	250	263
Pfizer Inc 6.20% 2019	840	1,036
Husky Energy Inc. 7.25% 2019	1,040	1,273
Frontier Communications Corp. 8.25% 2017	300	330
Frontier Communications Corp. 8.50% 2020	850	942
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 7.75% 20204	1,200	1,272
Dow Chemical Co. 8.55% 2019	1,000	1,265
Wells Fargo & Co. 5.625% 2017	1,100	1,255
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 20361	398	403
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 20461	785	851
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	100	103
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	830	842
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	300	301
Kinder Morgan Energy Partners LP 6.00% 2017	140	158
Kinder Morgan Energy Partners LP 6.85% 2020	910	1,087
Clearwire Communications LLC/Finance 12.00% 20154	900	974
Clearwire Communications LLC/Finance 12.00% 20154	250	271
Neiman Marcus Group, Inc. 9.00% 20152,5	889	928
Neiman Marcus Group, Inc. 10.375% 2015	300	317
Union Pacific Corp. 5.70% 2018	400	467
Union Pacific Corp. 6.15% 2037	650	757
TransDigm Inc. 7.75% 2014	800	813
TransDigm Inc. 7.75% 2014	400	407
Lockheed Martin Corp. 4.25% 2019	1,115	1,218
Kraft Foods Inc. 2.625% 2013	780	809
Kraft Foods Inc. 5.375% 2020	365	408
International Lease Finance Corp., Series Q, 5.45% 2011	195	197
International Lease Finance Corp., Series Q, 5.75% 2011	295	298
International Lease Finance Corp. 5.00% 2012	195	195
International Lease Finance Corp., Series R, 5.30% 2012	400	403
International Lease Finance Corp., Series R, 5.35% 2012	115	116
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20431,2	805	880
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 20451	280	302
Virgin Media Finance PLC 9.125% 2016	275	296
Virgin Media Finance PLC 8.375% 20194	800	882
Local T.V. Finance LLC, Term Loan B, 2.29% 20131,2,6	1,277	1,172
Freescale Semiconductor, Inc. 9.125% 20142,5	315	316
Freescale Semiconductor, Inc. 10.125% 2016	500	458
Freescale Semiconductor, Inc. 9.25% 20184	375	392
Royal Bank of Scotland Group PLC 5.00% 2014	310	311
Royal Bank of Scotland Group PLC 5.05% 2015	50	50
RBS Capital Trust II 6.425% noncumulative trust (undated)2,9	1,100	800
Tennessee Valley Authority 5.25% 2039	1,000	1,160
Zions Bancorporation 5.65% 2014	955	950
Zions Bancorporation 7.75% 2014	195	207
Federal Home Loan Bank, Series 467, 5.25% 2014	1,000	1,152
United Technologies Corp. 5.70% 2040	1,000	1,150
CSC Holdings, Inc. 8.50% 2014	700	774
CSC Holdings, Inc. 8.625% 2019	325	369
CVS Caremark Corp. 6.943% 20301	1,000	1,130
Intergen Power 9.00% 20174	1,050	1,116
SunGard Data Systems Inc. 9.125% 2013	858	881
SunGard Data Systems Inc. 10.625% 2015	200	224
Shell International Finance BV 4.00% 2014	1,010	1,095
Ashtead Group PLC 8.625% 20154	400	414
Ashtead Capital, Inc. 9.00% 20164	650	676
Realogy Corp., Term Loan B, 3.258% 20131,2,6	19	17
Realogy Corp., Letter of Credit, 3.313% 20131,2,6	3	2
Realogy Corp., Second Lien Term Loan A, 13.50% 20171,6	1,000	1,071
NBC Universal, Inc. 5.15% 20204	1,000	1,082
Altria Group, Inc. 9.25% 2019	800	1,074
CHS/Community Health Systems, Inc. 8.875% 2015	1,000	1,065
MetroPCS Wireless, Inc. 9.25% 2014	560	589
MetroPCS Wireless, Inc. 9.25% 2014	445	468
NXP BV and NXP Funding LLC 3.276% 20132	200	190
NXP BV and NXP Funding LLC 9.75% 20184	800	856
Allison Transmission Holdings, Inc. 11.00% 20154	900	981
Allison Transmission Holdings, Inc. 11.25% 20152,4,5	53	58
Advanced Micro Devices, Inc. 8.125% 2017	975	1,034
Bermudan Government 5.603% 20204	950	1,029
Boyd Gaming Corp. 7.75% 2012	260	263
Boyd Gaming Corp. 6.75% 2014	525	470
Boyd Gaming Corp. 7.125% 2016	350	294
Georgia Gulf Corp. 9.00% 20174	975	1,026
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	625	661
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	300	330
Smithfield Foods, Inc., Series B, 7.75% 2013	100	104
Smithfield Foods, Inc. 10.00% 20144	500	578
Smithfield Foods, Inc. 7.75% 2017	300	306
BNP Paribas 5.125% 20154	905	985
SBC Communications Inc. 5.10% 2014	100	112
SBC Communications Inc. 5.625% 2016	250	291
AT&T Inc. 5.50% 2018	500	581
Corporación Andina de Fomento 5.75% 2017	625	683
Corporación Andina de Fomento 8.125% 2019	240	300
Petroplus Finance Ltd. 6.75% 20144	675	621
Petroplus Finance Ltd. 7.00% 20174	300	263
Petroplus Finance Ltd. 9.375% 20194	100	92
Unum Group 5.625% 2020	945	973
PTS Acquisition Corp. 9.50% 20152,5	958	972
Hospitality Properties Trust 6.70% 2018	905	972
Limited Brands, Inc. 8.50% 2019	200	234
Limited Brands, Inc. 7.00% 2020	540	586
Limited Brands, Inc. 7.60% 2037	150	148
Owens-Brockway Glass Container Inc. 7.375% 2016	890	962
Royal Caribbean Cruises Ltd. 11.875% 2015	775	944
Bausch & Lomb Inc. 9.875% 2015	875	935
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20124	900	932
Wind Acquisition SA 11.75% 20174	825	929
Stater Bros. Holdings Inc. 7.75% 2015	900	927
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	855	924
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	900	923
Mohegan Tribal Gaming Authority 8.00% 2012	300	230
Mohegan Tribal Gaming Authority 7.125% 2014	1,175	693
Egypt (Arab Republic of) 5.75% 20204	325	350
Egypt (Arab Republic of) 6.875% 20404	500	565
Albertson’s, Inc. 7.25% 2013	400	410
SUPERVALU INC. 8.00% 2016	325	329
Albertson’s, Inc. 8.00% 2031	200	164
Delhaize Group 5.875% 2014	690	779
Delhaize Group 6.50% 2017	100	119
Brandywine Operating Partnership, LP 7.50% 2015	800	898
Kansas City Southern Railway Co. 13.00% 2013	292	353
Kansas City Southern Railway Co. 8.00% 2015	500	541
Host Marriott, LP, Series K, 7.125% 2013	207	212
Host Marriott, LP, Series O, 6.375% 2015	300	309
Host Hotels & Resorts LP 9.00% 2017	325	364
C&S Group Enterprises LLC 8.375% 20174	890	873
DAE Aviation Holdings, Inc. 11.25% 20154	861	872
VWR Funding, Inc., Series B, 10.25% 20152,5	819	853
Esterline Technologies Corp. 6.625% 2017	625	644
Esterline Technologies Corp. 7.00% 20204	200	208
Continental Resources Inc. 8.25% 2019	225	248
Continental Resources Inc. 7.375% 20204	75	80
Continental Resources Inc. 7.125% 20214	500	523
Dollar General Corp. 10.625% 2015	104	115
Dollar General Corp. 11.875% 20172,5	618	726
Electricité de France SA 6.95% 20394	625	818
BAE Systems Holdings Inc. 6.375% 20194	690	816
J.C. Penney Co., Inc., Series A, 6.875% 2015	750	812
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 20161	750	812
Chevron Corp. 4.95% 2019	680	792
ARAMARK Corp., Term Loan B, 2.164% 20141,2,6	—	—
ARAMARK Corp., Letter of Credit, 2.18% 20141,2,6	—	—
ARAMARK Corp. 8.50% 2015	755	789
ARAMARK Corp., Letter of Credit, 3.405% 20161,2,6	—	—
ARAMARK Corp., Term Loan B, 3.539% 20161,2,6	1	1
Devon Energy Corp. 6.30% 2019	650	788
Constellation Brands, Inc. 7.25% 2017	735	787
Tower Automotive Holdings 10.625% 20174	775	787
South Korean Government 5.75% 2014	700	786
Overseas Shipholding Group, Inc. 8.125% 2018	750	783
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	725	778
FMG Finance Pty Ltd. 10.00% 20134	700	777
Medco Health Solutions, Inc. 2.75% 2015	740	753
Nalco Co. 8.25% 2017	675	749
Staples, Inc. 9.75% 2014	600	743
CEVA Group PLC 11.625% 20164	625	663
CEVA Group PLC 11.50% 20184	75	79
LBI Escrow Corp 8.00% 20174	675	739
Burlington Coat Factory Warehouse Corp. 11.125% 2014	700	735
Pacific Gas and Electric Co. 3.50% 2020	740	734
Hanesbrands Inc., Series B, 4.121% 20142	640	619
Hanesbrands Inc. 8.00% 2016	100	106
Liberty Mutual Group Inc. 6.50% 20354	30	28
Liberty Mutual Group Inc. 7.50% 20364	120	122
Liberty Mutual Group Inc., Series A, 7.80% 20872,4	600	573
Ingles Markets, Inc. 8.875% 2017	650	704
United Air Lines, Inc., Term Loan B, 2.313% 20141,2,6	741	699
Sanmina-SCI Corp. 6.75% 2013	430	436
Sanmina-SCI Corp. 8.125% 2016	250	258
Bon-Ton Department Stores, Inc. 10.25% 2014	700	693
Accellent Inc. 8.375% 2017	660	677
Tops Markets 10.125% 20154	625	674
Interactive Data Corp. 10.25% 20184	625	672
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.919% (undated)1,2	600	665
Hospira, Inc. 6.40% 2015	335	389
Hospira, Inc. 6.05% 2017	240	276
GlaxoSmithKline Capital Inc. 4.85% 2013	600	660
Biogen Idec Inc. 6.00% 2013	600	658
Westpac Banking Corp. 3.00% 2015	640	654
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	625	646
Serena Software, Inc. 10.375% 2016	625	644
Digicel Group Ltd. 12.00% 20144	100	116
Digicel Group Ltd. 12.00% 2014	100	116
Digicel Group Ltd. 8.875% 20154	400	410
Energy Transfer Partners, LP 7.50% 2020	600	634
Rio Tinto Finance (USA) Ltd. 8.95% 2014	230	284
Rio Tinto Finance (USA) Ltd. 9.00% 2019	250	349
Teekay Corp. 8.50% 2020	575	629
Rockwood Specialties Group, Inc. 7.50% 2014	610	627
Seneca Gaming Corp., Series B, 7.25% 2012	550	544
Seneca Gaming Corp. 7.25% 2012	75	74
Forest Oil Corp. 7.25% 2019	600	616
Fox Acquisition LLC, Term Loan B, 7.50% 20151,2,6	392	388
Fox Acquisition LLC 13.375% 20164	215	225
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	560	597
BBVA Bancomer SA 7.25% 20204	550	592
StatoilHydro ASA 5.25% 2019	500	582
Quintiles Transnational 9.50% 20142,4,5	550	566
Dominican Republic 7.50% 20211,4	500	566
Rouse Co. 5.375% 20139	500	564
Denbury Resources Inc. 9.75% 2016	500	564
Coventry Health Care, Inc. 5.95% 2017	560	561
Israeli Government 5.125% 2019	500	554
MacDermid 9.50% 20174	525	551
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.514% 20441,2	500	550
RailAmerica, Inc. 9.25% 2017	480	529
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	500	515
Express Scripts Inc. 5.25% 2012	480	513
H&E Equipment Services, Inc. 8.375% 2016	500	502
Ardagh Packaging Finance 9.125% 20204	500	500
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 20231	400	474
Schering-Plough Corp. 6.00% 2017	380	462
Burlington Northern Santa Fe Corp. 5.75% 2018	40	46
Burlington Northern Santa Fe Corp. 4.70% 2019	370	407
Atlas Copco AB 5.60% 20174	400	445
Lehman Brothers Holdings Inc., Series I, 6.875% 20189	1,830	439
Concho Resources Inc. 8.625% 2017	400	426
AstraZeneca PLC 5.40% 2012	380	414
Northwest Airlines, Inc., Term Loan B, 3.79% 20131,2,6	6	5
Delta Air Lines, Inc. 9.50% 20144	337	367
Northwest Airlines, Inc., Term Loan A, 2.04% 20181,2,6	8	7
Sunoco, Inc. 5.75% 2017	350	369
AXA SA 8.60% 2030	220	255
AXA SA 6.463% (undated)2,4	100	88
TransCanada PipeLines Ltd. 7.625% 2039	250	335
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	36	38
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20211	51	52
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20221	65	71
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20221	138	151
National Grid PLC 6.30% 2016	250	295
Thomson Reuters Corp. 5.95% 2013	250	281
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20371,4	250	268
CNA Financial Corp. 7.35% 2019	230	259
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20141,4	250	250
SLM Corp., Series A, 0.728% 20112	240	229
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 20371,2	250	183
General Electric Co. 5.00% 2013	150	163
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 20381	150	157
Charles Schwab Corp., Series A, 6.375% 2017	125	147
Synovus Financial Corp. 4.875% 2013	160	145
Alabama Power Co., Series 2008-B, 5.80% 2013	125	142
Williams Companies, Inc. 7.875% 2021	111	135
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	125	129
Canadian Natural Resources Ltd. 5.70% 2017	100	115
Development Bank of Singapore Ltd. 7.125% 20114	100	103
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 20361,2	234	40
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20371,2	324	55
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 20151	83	88
HealthSouth Corp. 10.75% 2016	75	83
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20131	75	79
Tyson Foods, Inc. 7.35% 20162	40	44
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 20111	19	19
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 20121	23	23
Hawaiian Telcom Communications, Inc. 9.75% 20139	25	—
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20141,2,5,6	15	11
Team Finance LLC and Health Finance Corp. 11.25% 2013	5	5
		684,154

Total bonds, notes & other debt instruments (cost: $1,524,408,000)		1,637,837

		Value
Preferred stocks — 0.30%	Shares	(000)

EUROS — 0.20%
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative2	2,750,000	US$ 2,521
HVB Funding Trust VIII 7.055%2	750,000	994
		3,515

U.S. DOLLARS — 0.10%
Lloyds Banking Group PLC 6.657% preference shares2,4	1,080,000	772
Citigroup Inc. 6.95% convertible preferred 2031	22,000	534
HVB Funding Trust III 9.00% 20314	300,000	300
		1,606

Total preferred stocks (cost: $4,544,000)		5,121

Common stocks — 0.01%

U.S. DOLLARS — 0.01%
Cooper-Standard Holdings Inc.7,10,11	4,134	127
Atrium Corp.7,10,11	2	—
American Media, Inc.7,10,11	9,043	—

Total common stocks (cost: $120,000)		127

Rights & warrants — 0.00%

U.S. DOLLARS — 0.00%
Cooper-Standard Holdings Inc., warrants, expire 20177,10,11	289	4

Total rights & warrants (cost: $5,000)		4

	Principal amount
Short-term securities — 7.16%	(000)

Straight-A Funding LLC 0.24% due 10/26–12/1/20104	US$21,900	21,892
U.S. Treasury Bill 0.15% due 11/18/2010	19,900	19,896
Freddie Mac 0.17%–0.175% due 11/22–12/2/2010	18,800	18,795
Novartis Securities Investment Ltd. 0.21% due 10/20/20104	17,700	17,697
Société Générale North America, Inc. 0.20%–0.24% due 10/10–10/13/2010	14,300	14,299
Ranger Funding Co. LLC 0.18% due 10/1/20104	9,000	9,000
Thunder Bay Funding, LLC 0.23% due 10/13/20104	8,000	7,999
KFW 0.19% due 10/28/20104	7,600	7,599
Fannie Mae 0.17%–0.43% due 11/16–12/3/2010	6,400	6,399

Total short-term securities (cost: $123,576,000)		123,576

Total investment securities (cost: $1,652,653,000)		1,766,665
Other assets less liabilities		(40,146)

Net assets		US$1,726,519

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Index-linked bond whose principal amount moves with a government retail price index.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $158,645,000, which represented 9.19% of the net assets of the fund.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

6Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $7,836,000, which represented .45% of the net assets of the fund.

7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $986,000, which represented .06% of the net assets of the fund.
8Step bond; coupon rate will increase at a later date.
9Scheduled interest and/or principal payment was not received.
10Security did not produce income during the last 12 months.
11Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
Cooper-Standard Holdings Inc.	5/26/2010	$120	$127	.01%
Cooper-Standard Holdings Inc., warrants, expire 2017	5/27/2010	5	4	.00
Atrium Corp.	4/30/2010	—	—	.00
American Media, Inc.	1/30/2009	—	—	.00

Total restricted securities		$125	$131	.01%

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of September 30, 2010, the fund had open forward currency contracts to purchase or sell currencies, as shown on the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					(amounts in thousands)
						Unrealized appreciation
			Contract amount			(depreciation)
	Settlement date	Counterparty	Receive		Deliver	at 9/30/2010

Purchases:
Euros	10/14/2010	JPMorgan Chase		€7,333	$9,309	US$ 687
Euros	10/20/2010	Bank of New York Mellon		€3,779	$4,944	207
Japanese yen	10/8/2010	Bank of New York Mellon		¥3,100,551	$37,046	98
Japanese yen	10/27/2010	Bank of New York Mellon		¥1,686,100	$20,000	202
Singapore dollars	10/7/2010	JPMorgan Chase	$	S6,730	$5,000	117
Singapore dollars	10/14/2010	Bank of New York Mellon	$	S6,710	$5,000	102
						1,413

Sales:
British pounds	10/14/2010	JPMorgan Chase		€705	£580	50
Euros	10/8/2010	Bank of New York Mellon		$8,824	€6,940	(637)
Euros	10/12/2010	HSBC Bank		$627	€500	(46)
Euros	10/14/2010	JPMorgan Chase		$13,451	€10,565	(950)
Euros	10/14/2010	JPMorgan Chase		$7,114	€5,595	(512)
Euros	10/21/2010	JPMorgan Chase		$19,568	€15,000	(878)
Euros	10/26/2010	HSBC Bank		$1,205	€900	(22)
Euros	10/26/2010	JPMorgan Chase		$9,545	€7,265	(357)
Euros	10/29/2010	JPMorgan Chase		$135	€100	(2)
Euros	11/1/2010	JPMorgan Chase		$10,271	€7,535	2
Euros	11/1/2010	JPMorgan Chase		$10,480	€7,690	— *
Swedish kronor	10/15/2010	UBS AG		€1,704	SKr15,750	(13)
Swedish kronor	10/29/2010	UBS AG		$1,208	SKr8,190	(6)
						(3,371)

Forward currency contracts — net						US$(1,958)

*Amount less than one thousand.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Euros	$—	$404,213	$—	$404,213
Japanese yen	—	113,496	—	113,496
Polish zloty	—	77,888	—	77,888
South Korean won	—	70,254	—	70,254
Mexican pesos	—	39,026	—	39,026
British pounds	—	38,739	—	38,739
Malaysian ringgits	—	37,352	—	37,352
Canadian dollars	—	32,938	—	32,938
Hungarian forints	—	18,698	—	18,698
U.S. dollars	—	683,299	855	684,154
Other currencies	—	121,079	—	121,079
Preferred stocks	534	4,587	—	5,121
Common stocks	—	—	127	127
Rights & warrants	—	—	4	4
Short-term securities	—	123,576	—	123,576
Total	$534	$1,765,145	$986	$1,766,665

Forward currency contracts*:	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	$—	$1,465	$—	$1,465
Unrealized depreciation on open forward currency contracts	—	(3,423)	—	(3,423)
Total	$—	$(1,958)	$—	$(1,958)

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2010 (dollars in thousands):
	Beginning				Ending
	value	Net purchases	Net realized	Net unrealized	value
	at 1/1/2010	and sales	gain	appreciation	at 9/30/2010
Investment securities	$309	$632	$30	$15	$986

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2010 (dollars in thousands):					$16

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$121,147
Gross unrealized depreciation on investment securities	(8,636)
Net unrealized appreciation on investment securities	112,511
Cost of investment securities for federal income tax purposes	1,654,154

High-Income Bond Fund
Investment portfolio

September 30, 2010
unaudited

Bonds, notes & other debt instruments — 89.05%	Principal amount (000)	Value (000)

CONSUMER DISCRETIONARY — 21.73%
Univision Communications, Inc., First Lien Term Loan B, 2.506% 20141,2,3	$19,485	$17,167
Univision Communications Inc. 12.00% 20144	2,300	2,527
Univision Communications Inc. 10.50% 20151,4,5	27,525	26,338
Michaels Stores, Inc., Term Loan B1, 2.625% 20131,2,3	1,033	1,000
Michaels Stores, Inc. 10.00% 2014	13,110	13,880
Michaels Stores, Inc. 0%/13.00% 20166	5,275	5,104
Michaels Stores, Inc. 0%/13.00% 20164,6	2,475	2,395
Michaels Stores, Inc., Term Loan B2, 4.875% 20161,2,3	350	344
Michaels Stores, Inc. 11.375% 2016	4,500	4,911
Allison Transmission Holdings, Inc., Term Loan B, 3.01% 20141,2,3	6,909	6,501
Allison Transmission Holdings, Inc. 11.00% 20154	3,720	4,055
Allison Transmission Holdings, Inc. 11.25% 20151,4,5	14,876	16,215
Virgin Media Finance PLC 9.125% 2016	9,175	9,863
Virgin Media Finance PLC, Series 1, 9.50% 2016	10,100	11,463
Virgin Media Secured Finance PLC 6.50% 2018	1,425	1,510
Virgin Media Finance PLC 8.375% 20194	2,175	2,398
MGM Resorts International 6.75% 2012	1,050	997
MGM Resorts International 6.75% 2013	3,130	2,923
MGM Resorts International 13.00% 2013	3,075	3,628
MGM Resorts International 5.875% 2014	2,250	1,935
MGM Resorts International 10.375% 2014	1,550	1,732
MGM Resorts International 6.625% 2015	1,550	1,306
MGM Resorts International 7.50% 2016	2,450	2,082
MGM Resorts International 11.125% 2017	2,400	2,745
MGM Resorts International 9.00% 20204	2,300	2,432
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20124	2,025	2,157
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20144	1,050	1,194
Charter Communications, Inc. 13.50% 2016	2,006	2,392
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 20174	600	611
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 20184	7,925	8,262
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 20204	3,375	3,594
Macy’s Retail Holdings, Inc. 8.375% 20151	550	632
Federated Retail Holdings, Inc. 5.90% 2016	2,000	2,140
Federated Department Stores, Inc. 7.45% 2017	2,375	2,666
Federated Department Stores, Inc. 6.90% 2029	6,525	6,639
Toys “R” Us, Inc. 7.625% 2011	6,240	6,474
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20161,2,3	225	226
Toys “R” Us-Delaware, Inc. 7.375% 20164	1,875	1,917
Toys “R” Us, Inc. 8.50% 20174	2,900	3,081
Toys “R” Us Property Co. I, LLC 10.75% 2017	125	142
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	6,925	7,116
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	4,000	4,160
Cinemark USA, Inc., Term Loan, 3.55% 20161,2,3	408	408
Cinemark USA, Inc. 8.625% 2019	10,100	10,807
AMC Entertainment Inc. 8.00% 2014	700	710
AMC Entertainment Inc., Series B, 11.00% 2016	1,750	1,877
AMC Entertainment Inc. 8.75% 2019	7,900	8,364
Neiman Marcus Group, Inc. 9.00% 20151,5	6,342	6,619
Neiman Marcus Group, Inc. 10.375% 2015	3,300	3,481
Regal Cinemas Corp., Series B, 9.375% 2012	1,000	1,000
Regal Entertainment Group 9.125% 2018	3,000	3,161
Regal Cinemas Corp. 8.625% 2019	4,625	4,874
Royal Caribbean Cruises Ltd. 6.875% 2013	500	529
Royal Caribbean Cruises Ltd. 11.875% 2015	6,550	7,975
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	7,900	8,473
Bon-Ton Department Stores, Inc. 10.25% 2014	7,975	7,895
Quebecor Media Inc. 7.75% 2016	5,740	5,948
Quebecor Media Inc. 7.75% 2016	1,500	1,554
Ziggo Bond Co. BV 8.00% 2018	€5,000	7,185
Mohegan Tribal Gaming Authority 8.00% 2012	$3,475	2,658
Mohegan Tribal Gaming Authority 6.125% 2013	250	199
Mohegan Tribal Gaming Authority 7.125% 2014	5,125	3,024
Mohegan Tribal Gaming Authority 6.875% 2015	1,200	667
Tower Automotive Holdings 10.625% 20174	6,375	6,471
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 7.75% 20204	5,670	6,010
Limited Brands, Inc. 5.25% 2014	20	20
Limited Brands, Inc. 6.90% 2017	2,350	2,503
Limited Brands, Inc. 8.50% 2019	600	700
Limited Brands, Inc. 7.00% 2020	1,440	1,562
Limited Brands, Inc. 7.60% 2037	815	803
J.C. Penney Co., Inc. 9.00% 2012	495	548
J.C. Penney Co., Inc., Series A, 6.875% 2015	2,464	2,667
J.C. Penney Co., Inc. 7.65% 2016	2,013	2,252
Marina District Finance 9.50% 20154	2,000	1,950
Marina District Finance 9.875% 20184	3,500	3,395
CSC Holdings, Inc., Series B, 6.75% 2012	500	524
CSC Holdings, Inc. 8.50% 2014	2,200	2,434
CSC Holdings, Inc. 8.50% 2015	1,500	1,646
CSC Holdings, Inc. 8.625% 2019	650	738
Boyd Gaming Corp. 7.75% 2012	550	555
Boyd Gaming Corp. 6.75% 2014	1,300	1,163
Boyd Gaming Corp. 7.125% 2016	4,275	3,596
Burlington Coat Factory Warehouse Corp. 11.125% 2014	4,285	4,499
LBI Media, Inc. 8.50% 20174	4,920	4,207
Allbritton Communications Co. 8.00% 2018	4,000	4,030
Edcon (Proprietary) Ltd. 4.129% 20141	€2,500	2,897
Edcon (Proprietary) Ltd. 4.129% 20141	835	968
Tenneco Automotive Inc. 8.625% 2014	$3,650	3,759
UPC Holding BV 9.875% 20184	3,300	3,531
Hanesbrands Inc., Series B, 4.121% 20141	2,470	2,390
Hanesbrands Inc. 8.00% 2016	1,025	1,088
Local T.V. Finance LLC, Term Loan B, 2.29% 20131,2,3	1,764	1,620
Local T.V. Finance LLC 10.00% 20151,4,5	2,159	1,858
Warner Music Group 7.375% 2014	1,875	1,777
Warner Music Group 9.50% 2016	1,125	1,209
Lamar Media Corp. 7.875% 2018	2,775	2,928
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,675	2,722
Fox Acquisition LLC, Term Loan B, 7.50% 20151,2,3	951	942
Fox Acquisition LLC 13.375% 20164	1,610	1,687
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,750	2,571
American Media Operations, Inc. 9.00% 20134,5,7	269	177
American Media Operations, Inc. 14.00% 20131,4,5	3,566	2,353
Education Management LLC and Education Management Finance Corp. 8.75% 2014	2,345	2,345
TL Acquisitions, Inc., Term Loan B, 2.54% 20141,2,3	2,447	2,201
Gray Television, Inc. 10.50% 2015	2,175	2,183
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	1,300	1,375
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	600	660
Meritage Homes Corp. 6.25% 2015	550	543
Meritage Corp. 7.731% 20174	1,500	1,346
UPC Germany GmbH 8.125% 20174	500	522
UPC Germany GmbH 9.625% 2019	€800	1,188
American Axle & Manufacturing Holdings, Inc. 9.25% 20174	$1,500	1,650
Interactive Data Corp. 10.25% 20184	1,475	1,586
Vidéotron Ltée 6.875% 2014	1,120	1,143
Vidéotron Ltée 6.375% 2015	380	391
Dollar General Corp. 10.625% 2015	1,375	1,523
FCE Bank PLC 7.125% 2013	€1,000	1,421
KB Home 6.25% 2015	$1,480	1,421
Kabel Deutschland GmbH 10.625% 2014	1,350	1,414
Seneca Gaming Corp., Series B, 7.25% 2012	1,250	1,238
Jarden Corp. 8.00% 2016	1,100	1,177
Lear Corp. 7.875% 2018	1,000	1,065
Standard Pacific Corp. 7.00% 2015	1,015	977
Clear Channel Communications, Inc. 5.00% 2012	750	713
Radio One, Inc. 6.375% 20138	575	487
KAC Acquisition Corp. 8.00% 20264,5,7	106	—
		401,581

FINANCIALS — 13.86%
CIT Group Inc., Series A, 7.00% 2013	8,157	8,239
CIT Group Inc., Series A, 7.00% 2014	11,015	11,042
CIT Group Inc., Term Loan 3, 6.25% 20151,2,3	3,730	3,766
CIT Group Inc., Series A, 7.00% 2015	13,398	13,364
CIT Group Inc., Series A, 7.00% 2016	6,320	6,257
Realogy Corp., Term Loan B, 3.258% 20131,2,3	9,913	8,858
Realogy Corp., Term Loan DD, 3.258% 20131,2,3	2,673	2,389
Realogy Corp., Letter of Credit, 3.313% 20131,2,3	1,352	1,208
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,3	13,715	14,684
International Lease Finance Corp. 5.125% 2010	885	887
International Lease Finance Corp., Series Q, 5.45% 2011	5,345	5,392
International Lease Finance Corp., Series Q, 5.75% 2011	6,900	6,969
International Lease Finance Corp. 4.75% 2012	1,645	1,653
International Lease Finance Corp. 5.00% 2012	490	490
International Lease Finance Corp., Series R, 5.30% 2012	1,295	1,305
International Lease Finance Corp., Series R, 5.35% 2012	1,850	1,871
International Lease Finance Corp., Series R, 5.40% 2012	3,940	3,979
International Lease Finance Corp., Series R, 6.375% 2013	2,000	2,020
International Lease Finance Corp. 8.625% 20154	2,250	2,413
Liberty Mutual Group Inc. 6.50% 20354	2,289	2,102
Liberty Mutual Group Inc. 7.50% 20364	2,650	2,703
Liberty Mutual Group Inc., Series B, 7.00% 20671,4	1,815	1,632
Liberty Mutual Group Inc., Series A, 7.80% 20871,4	10,750	10,266
Liberty Mutual Group Inc., Series C, 10.75% 20881,4	6,695	7,967
Developers Diversified Realty Corp. 5.50% 2015	2,645	2,583
Developers Diversified Realty Corp. 9.625% 2016	10,040	11,213
Developers Diversified Realty Corp. 7.50% 2017	5,220	5,431
Developers Diversified Realty Corp. 7.875% 2020	2,490	2,584
Ford Motor Credit Co. 3.277% 20121	1,700	1,700
Ford Motor Credit Co. 7.50% 2012	2,000	2,124
Ford Motor Credit Co. 7.80% 2012	1,000	1,064
Ford Motor Credit Co. 8.70% 2014	850	954
Ford Motor Credit Co. 7.00% 2015	500	535
Ford Motor Credit Co. 8.00% 2016	3,900	4,414
MetLife Capital Trust IV 7.875% 20671,4	2,505	2,643
MetLife Capital Trust X 9.25% 20681,4	6,300	7,466
MetLife Inc. 10.75% 20691	500	650
Host Marriott, LP, Series K, 7.125% 2013	207	212
Host Hotels & Resorts, LP, Series S, 6.875% 2014	1,000	1,038
Host Marriott, LP, Series O, 6.375% 2015	900	926
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	2,200	2,291
Host Hotels & Resorts LP 9.00% 2017	4,050	4,541
National City Preferred Capital Trust I 12.00% (undated)1	7,762	8,703
Zions Bancorporation 5.65% 2014	2,710	2,696
Zions Bancorporation 7.75% 2014	1,135	1,204
Zions Bancorporation 6.00% 2015	4,410	4,383
GMAC LLC 7.25% 2011	1,549	1,584
GMAC LLC 6.625% 2012	316	330
GMAC LLC 6.875% 2012	189	198
GMAC LLC 7.00% 2012	918	958
GMAC LLC 7.50% 2013	477	512
GMAC LLC 2.497% 20141	1,013	907
GMAC LLC 6.75% 2014	2,500	2,582
GMAC LLC 8.30% 20154	750	819
ProLogis 5.625% 2016	1,405	1,354
ProLogis 6.625% 2018	1,570	1,550
ProLogis 7.375% 2019	1,685	1,703
ProLogis 6.875% 2020	3,015	2,969
HBOS PLC 6.75% 20184	6,440	6,480
Royal Bank of Scotland Group PLC 5.00% 2014	1,030	1,033
Royal Bank of Scotland Group PLC 5.05% 2015	720	722
Royal Bank of Scotland Group PLC 4.70% 2018	1,555	1,332
RBS Capital Trust II 6.425% noncumulative trust (undated)1,8	3,265	2,375
Royal Bank of Scotland Group PLC 6.99% (undated)1,4	850	693
Capital One Capital IV 6.745% 20371	5,400	5,427
Hospitality Properties Trust 7.875% 2014	320	360
Hospitality Properties Trust 5.125% 2015	155	159
Hospitality Properties Trust 6.30% 2016	295	315
Hospitality Properties Trust 5.625% 2017	2,570	2,643
Hospitality Properties Trust 6.70% 2018	1,650	1,771
UnumProvident Finance Co. PLC 6.85% 20154	800	893
Unum Group 7.125% 2016	1,225	1,416
Unum Group 5.625% 2020	2,810	2,893
Rouse Co. 7.20% 20128	1,495	1,787
Rouse Co. 5.375% 20138	1,250	1,411
Rouse Co. 6.75% 20134,8	1,575	1,839
Nationwide Mutual Insurance Co. 9.375% 20394	3,000	3,553
Citigroup Inc. 6.125% 2017	800	875
Citigroup Inc. 6.125% 2018	875	956
Citigroup Capital XXI 8.30% 20771	1,000	1,055
Regions Financial Corp. 7.75% 2014	2,000	2,168
Simon Property Group, LP 10.35% 2019	1,500	2,100
Brandywine Operating Partnership, LP 7.50% 2015	1,200	1,347
HVB Funding Trust I 8.741% 20314	1,100	1,100
PHH Corp. 9.25% 20164	1,000	1,045
Synovus Financial Corp. 4.875% 2013	940	850
Genworth Financial, Inc. 6.15% 20661	1,000	766
Allstate Corp., Series B, 6.125% 20671	405	379
AXA SA 6.463% (undated)1,4	100	88
		256,108

INDUSTRIALS — 11.50%
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	7,125	7,526
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	4,225	4,817
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20166	17,835	17,946
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	7,480	8,527
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 20184	3,000	2,978
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.189% 20141,2,3	683	554
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.256% 20141,2,3	11,461	9,291
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,3	1,437	1,432
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,385	1,075
Hawker Beechcraft Acquisition Co., LLC 8.875% 20151,5	8,998	6,782
US Investigations Services, Inc., Term Loan B, 3.292% 20151,2,3	1,456	1,327
US Investigations Services, Inc., Term Loan B, 7.75% 20151,2,3	7,455	7,488
US Investigations Services, Inc. 10.50% 20154	4,420	4,403
US Investigations Services, Inc. 11.75% 20164	2,831	2,764
TransDigm Inc. 7.75% 2014	7,030	7,144
TransDigm Inc. 7.75% 2014	5,685	5,777
AMH Holdings, Inc. 11.25% 2014	8,555	8,983
AMH Holdings, Inc. 9.875% 2016	3,175	3,858
Continental Airlines, Inc. 8.75% 2011	1,250	1,283
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20172	636	630
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20182	236	226
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20182	78	78
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	603	640
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20192	1,879	1,907
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	451	475
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20202	2,111	2,052
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20222	2,356	2,486
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	865	947
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20222	1,228	1,243
Northwest Airlines, Inc., Term Loan B, 3.79% 20131,2,3	1,439	1,335
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20132	1,000	1,049
Delta Air Lines, Inc., Second Lien Term Loan B, 3.507% 20141,2,3	2,903	2,769
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20142	480	503
Northwest Airlines, Inc., Term Loan A, 2.04% 20181,2,3	3,042	2,623
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20242	3,092	3,108
Nortek, Inc. 11.00% 2013	10,131	10,814
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.23% 20141,2,3	863	811
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.23% 20141,2,3	836	786
DAE Aviation Holdings, Inc. 11.25% 20154	8,871	8,983
ARAMARK Corp., Term Loan B, 2.164% 20141,2,3	181	173
ARAMARK Corp., Letter of Credit, 2.18% 20141,2,3	15	14
ARAMARK Corp. 3.966% 20151	950	870
ARAMARK Corp. 8.50% 2015	8,600	8,987
ARAMARK Corp., Letter of Credit, 3.405% 20161,2,3	26	26
ARAMARK Corp., Term Loan B, 3.539% 20161,2,3	400	393
CEVA Group PLC, Bridge Loan, 9.327% 20151,2,3,7	2,355	1,896
CEVA Group PLC 11.625% 20164	3,990	4,229
CEVA Group PLC 11.50% 20184	2,625	2,756
Ashtead Group PLC 8.625% 20154	3,550	3,674
Ashtead Capital, Inc. 9.00% 20164	4,900	5,096
RBS Global, Inc. 8.50% 2018	7,425	7,583
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20122	1,000	1,026
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20132	1,440	1,517
AMR Corp. 9.00% 2016	633	597
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20192	2,817	2,620
AMR Corp. 10.00% 2021	1,000	828
RailAmerica, Inc. 9.25% 2017	4,821	5,309
United Air Lines, Inc., Term Loan B, 2.313% 20141,2,3	3,944	3,719
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20212,4	863	803
Kansas City Southern Railway Co. 13.00% 2013	1,267	1,531
Kansas City Southern Railway Co. 8.00% 2015	1,825	1,973
Esterline Technologies Corp. 6.625% 2017	1,130	1,164
Esterline Technologies Corp. 7.00% 20204	2,000	2,080
Ply Gem Industries, Inc. 11.75% 2013	2,100	2,258
BE Aerospace, Inc. 6.875% 2020	2,100	2,153
H&E Equipment Services, Inc. 8.375% 2016	1,000	1,005
Allied Waste North America, Inc. 6.875% 2017	700	774
		212,474

TELECOMMUNICATION SERVICES — 10.67%
Sprint Capital Corp. 8.375% 2012	4,625	4,972
Nextel Communications, Inc., Series E, 6.875% 2013	3,565	3,605
Nextel Communications, Inc., Series F, 5.95% 2014	11,095	11,095
Nextel Communications, Inc., Series D, 7.375% 2015	19,530	19,725
Cricket Communications, Inc. 9.375% 2014	14,970	15,569
Cricket Communications, Inc. 10.00% 2015	1,575	1,709
Cricket Communications, Inc. 7.75% 2016	12,030	12,827
MetroPCS Wireless, Inc. 9.25% 2014	15,650	16,472
MetroPCS Wireless, Inc. 9.25% 2014	5,330	5,610
Frontier Communications Corp. 7.875% 2015	1,325	1,438
Frontier Communications Corp. 8.25% 2017	7,500	8,241
Frontier Communications Corp. 8.50% 2020	4,025	4,463
Frontier Communications Corp. 8.75% 2022	875	967
Clearwire Communications LLC/Finance 12.00% 20154	11,725	12,692
Clearwire Communications LLC/Finance 12.00% 20154	1,955	2,116
Wind Acquisition SA 11.75% 20174	13,030	14,667
Digicel Group Ltd. 12.00% 20144	4,650	5,406
Digicel Group Ltd. 8.875% 20154	4,850	4,971
Digicel Group Ltd. 10.50% 20184	1,000	1,103
Windstream Corp. 8.125% 2013	1,000	1,090
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,775	1,838
Windstream Corp. 8.625% 2016	4,375	4,648
Windstream Corp. 7.00% 2019	2,650	2,610
Vodafone Group PLC, Term Loan, 6.875% 20152,3,5,7	9,530	9,578
Intelsat Jackson Holding Co., Series B, 8.875% 20154	800	832
Intelsat, Ltd. 8.875% 2015	325	338
Intelsat, Ltd. 9.50% 2015	1,000	1,040
Intelsat, Ltd. 9.25% 2016	2,000	2,143
Intelsat Jackson Holding Co. 9.50% 2016	875	937
Intelsat Jackson Holding Co. 8.50% 20194	1,500	1,635
Trilogy International Partners, LLC, 10.25% 20164	5,100	4,768
American Tower Corp. 7.00% 2017	1,500	1,753
American Tower Corp. 7.25% 2019	1,825	2,156
Crown Castle International Corp. 9.00% 2015	2,175	2,398
Crown Castle International Corp. 7.75% 20174	1,250	1,387
Qwest Communications International Inc. 8.00% 2015	2,250	2,447
Hawaiian Telcom Communications, Inc. 8.765% 20131,7,8	1,725	5
Hawaiian Telcom Communications, Inc. 9.75% 20138	3,135	9
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20141,2,3,5	2,312	1,786
Hawaiian Telcom Communications, Inc., Series B, 12.50% 20158	425	—
SBA Telecommunications, Inc. 8.00% 2016	1,650	1,782
Cincinnati Bell Inc. 8.75% 2018	1,500	1,470
Orascom Telecom 7.875% 20144	1,500	1,459
Sorenson Communications 10.50% 20154	2,375	1,401
		197,158

INFORMATION TECHNOLOGY — 8.93%
First Data Corp., Term Loan B2, 3.006% 20141,2,3	11,786	10,395
First Data Corp. 9.875% 2015	24,900	20,294
First Data Corp. 9.875% 2015	2,950	2,426
First Data Corp. 10.55% 20155	13,090	10,636
First Data Corp. 8.875% 2020 4	4,585	4,780
NXP BV and NXP Funding LLC 3.276% 20131	1,000	949
NXP BV and NXP Funding LLC 3.585% 20131	€2,497	3,200
NXP BV and NXP Funding LLC 10.00% 20139	$1,312	1,468
NXP BV and NXP Funding LLC 7.875% 2014	180	187
NXP BV and NXP Funding LLC 8.625% 2015	€3,250	4,342
NXP BV and NXP Funding LLC 9.50% 2015	$13,095	13,455
NXP BV and NXP Funding LLC 9.75% 20184	15,020	16,071
Freescale Semiconductor, Inc. 8.875% 2014	5,225	5,245
Freescale Semiconductor, Inc. 9.125% 20141,5	9,376	9,422
Freescale Semiconductor, Inc., Term Loan, 4.509% 20161,2,3	407	373
Freescale Semiconductor, Inc. 10.125% 2016	6,683	6,115
Freescale Semiconductor, Inc. 9.25% 20184	7,750	8,099
Freescale Semiconductor, Inc. 10.125% 20184	5,500	5,885
Sanmina-SCI Corp. 6.75% 2013	1,725	1,751
Sanmina-SCI Corp. 3.042% 20141,4	4,575	4,335
Sanmina-SCI Corp. 8.125% 2016	6,500	6,695
SunGard Data Systems Inc. 9.125% 2013	7,000	7,184
SunGard Data Systems Inc. 10.625% 2015	1,100	1,232
Serena Software, Inc. 10.375% 2016	5,975	6,154
Ceridian Corp. 11.25% 2015	6,400	5,936
Advanced Micro Devices, Inc. 8.125% 2017	5,475	5,803
Jabil Circuit, Inc. 8.25% 2018	2,270	2,548
		164,980

HEALTH CARE — 7.06%
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	6,905	7,112
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	9,190	9,328
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	2,375	2,387
VWR Funding, Inc., Series B, 10.25% 20151,5	14,912	15,546
PTS Acquisition Corp. 9.50% 20151,5	13,020	13,216
PTS Acquisition Corp. 9.75% 2017	€775	988
Tenet Healthcare Corp. 7.375% 2013	$10,335	11,033
Tenet Healthcare Corp. 9.25% 2015	1,355	1,462
Tenet Healthcare Corp. 8.875% 2019	1,110	1,231
Bausch & Lomb Inc. 9.875% 2015	10,780	11,521
Boston Scientific Corp. 5.125% 2017	650	657
Boston Scientific Corp. 6.00% 2020	3,310	3,536
Boston Scientific Corp. 7.00% 2035	1,870	1,895
Boston Scientific Corp. 7.375% 2040	4,667	5,337
HCA Inc., Term Loan B1, 2.539% 20131,2,3	605	583
HCA Inc. 9.125% 2014	2,145	2,266
HCA Inc. 6.375% 2015	3,205	3,213
HCA Inc. 9.625% 20161,5	1,379	1,499
HCA Inc., Term Loan B2, 3.539% 20171,2,3	1,451	1,408
Quintiles Transnational 9.50% 20141,4,5	6,370	6,561
HealthSouth Corp. 10.75% 2016	5,530	6,090
Surgical Care Affiliates, Inc. 8.875% 20151,4,5	3,703	3,791
Surgical Care Affiliates, Inc. 10.00% 20174	1,825	1,873
Coventry Health Care, Inc. 5.875% 2012	1,310	1,359
Coventry Health Care, Inc. 6.125% 2015	1,000	1,049
Coventry Health Care, Inc. 5.95% 2017	1,310	1,312
Patheon Inc. 8.625% 20174	3,215	3,311
Multiplan Inc. 9.875% 20184	2,450	2,566
Merge Healthcare Inc. 11.75% 20154	2,115	2,147
CHS/Community Health Systems, Inc. 8.875% 2015	1,900	2,023
Accellent Inc. 8.375% 2017	1,825	1,871
Symbion Inc. 11.75% 20151,5	2,103	1,841
Team Finance LLC and Health Finance Corp. 11.25% 2013	333	346
		130,358

MATERIALS — 4.66%
Georgia Gulf Corp. 10.75% 2016	1,500	1,575
Georgia Gulf Corp. 9.00% 20174	13,730	14,451
Reynolds Group 7.75% 20164	4,530	4,632
Reynolds Group 8.50% 20184	3,115	3,060
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	1,900	1,952
Nalco Co., Term Loan B, 5.75% 20161,2,3	365	365
Nalco Co. 8.25% 2017	3,690	4,096
Graphic Packaging International, Inc. 9.50% 2017	5,125	5,484
Graphic Packaging International, Inc. 7.875% 2018	800	826
Ardagh Packaging Finance 7.375% 2017	€1,000	1,363
Ardagh Packaging Finance 7.375% 20174	$250	258
Ardagh Packaging Finance 9.125% 20204	1,500	1,500
Ardagh Packaging Finance 9.25% 2020	€2,150	2,931
LBI Escrow Corp 8.00% 20174	$4,375	4,791
Smurfit Kappa Acquisition 7.75% 2019	€2,890	4,137
Smurfit Capital Funding PLC 7.50% 2025	$665	599
Owens-Brockway Glass Container Inc. 7.375% 2016	3,900	4,217
CEMEX Finance LLC 9.50% 20164	3,800	3,843
FMG Finance Pty Ltd. 10.00% 20134	1,200	1,332
FMG Finance Pty Ltd. 10.625% 20164	1,875	2,318
Rockwood Specialties Group, Inc. 7.50% 2014	2,500	2,569
Rockwood Specialties Group, Inc. 7.625% 2014	€750	1,049
Ball Corp. 7.125% 2016	$1,350	1,465
Ball Corp. 7.375% 2019	1,000	1,093
Ball Corp. 6.75% 2020	730	777
Plastipak Holdings, Inc. 8.50% 20154	2,610	2,714
Teck Resources Ltd. 9.75% 2014	2,050	2,529
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,240	2,504
International Paper Co. 9.375% 2019	1,690	2,196
Steel Dynamics Inc. 7.625% 20204	1,750	1,824
MacDermid 9.50% 20174	1,405	1,475
Newpage Corp. 11.375% 2014	1,595	1,451
Vertellus Specialties Inc. 9.375% 20154	750	780
		86,156

UTILITIES — 4.23%
Edison Mission Energy 7.50% 2013	3,150	2,953
Edison Mission Energy 7.75% 2016	2,200	1,732
Midwest Generation, LLC, Series B, 8.56% 20162	6,612	6,538
Edison Mission Energy 7.00% 2017	8,025	5,838
Edison Mission Energy 7.20% 2019	5,725	4,079
Edison Mission Energy 7.625% 2027	5,925	4,014
Texas Competitive Electric Holdings Co. LLC, Term Loan B1, 3.758% 20141,2,3	1,492	1,163
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 4.066% 20141,2,3	14,717	11,467
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	5,900	3,894
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	5,170	3,412
Texas Competitive Electric Holdings Co. LLC 11.25% 20161,5	1,247	695
AES Corp. 8.75% 20134	688	700
AES Gener SA 7.50% 2014	500	558
AES Corp. 7.75% 2015	500	537
AES Corp. 8.00% 2017	5,500	5,967
AES Corp. 8.00% 2020	3,000	3,270
Intergen Power 9.00% 20174	8,775	9,323
NRG Energy, Inc. 7.25% 2014	1,900	1,955
NRG Energy, Inc. 7.375% 2016	4,250	4,383
NRG Energy, Inc. 7.375% 2017	1,975	2,029
CMS Energy Corp. 4.25% 2015	250	253
CMC Energy Corp. 6.55% 2017	2,200	2,377
CMS Energy Corp. 8.75% 2019	150	180
Sierra Pacific Resources 8.625% 2014	875	905
		78,222

CONSUMER STAPLES — 3.36%
Stater Bros. Holdings Inc. 8.125% 2012	4,600	4,629
Stater Bros. Holdings Inc. 7.75% 2015	5,800	5,974
Smithfield Foods, Inc. 10.00% 20144	5,425	6,266
Smithfield Foods, Inc. 7.75% 2017	3,525	3,591
SUPERVALU INC. 7.50% 2012	340	353
Albertson’s, Inc. 7.25% 2013	460	472
SUPERVALU INC. 8.00% 2016	6,500	6,581
Albertson’s, Inc. 7.45% 2029	1,000	815
Albertson’s, Inc. 8.00% 2031	1,500	1,230
Rite Aid Corp. 8.625% 2015	3,850	3,345
Rite Aid Corp. 9.75% 2016	1,750	1,879
Rite Aid Corp. 10.25% 2019	1,470	1,538
Rite Aid Corp. 8.00% 20204	1,420	1,448
Tops Markets 10.125% 20154	5,300	5,717
Spectrum Brands Inc. 9.50% 20184	2,825	3,033
Cott Beverages Inc. 8.125% 20184	2,675	2,846
Constellation Brands, Inc. 7.25% 2017	2,500	2,678
Tyson Foods, Inc. 10.50% 2014	2,075	2,508
BFF International Ltd. 7.25% 20204	2,000	2,160
C&S Group Enterprises LLC 8.375% 20174	1,905	1,869
CEDC Finance Corp. 9.125% 20164	1,500	1,620
Ingles Markets, Inc. 8.875% 2017	1,475	1,597
		62,149

ENERGY — 2.52%
Petroplus Finance Ltd. 6.75% 20144	8,450	7,774
Petroplus Finance Ltd. 7.00% 20174	6,675	5,841
Petroplus Finance Ltd. 9.375% 20194	2,000	1,830
Energy Transfer Partners, LP 7.50% 2020	4,575	4,838
Forest Oil Corp. 8.50% 2014	500	549
Forest Oil Corp. 7.25% 2019	3,500	3,596
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	1,475	1,539
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	1,000	1,193
Transcontinental Gas Pipe Line Corp. 7.25% 2026	975	1,196
Teekay Corp. 8.50% 2020	3,425	3,746
Enterprise Products Operating LLC 7.00% 20671	3,525	3,342
TransCanada PipeLines Ltd. 6.35% 20671	2,715	2,542
Denbury Resources Inc. 9.75% 2016	900	1,015
Denbury Resources Inc. 8.25% 2020	1,096	1,201
Continental Resources Inc. 7.375% 20204	275	292
Continental Resources Inc. 7.125% 20214	1,500	1,567
Williams Companies, Inc. 6.375% 20104	1,000	1,000
Williams Companies, Inc. 7.875% 2021	185	225
Williams Companies, Inc. 8.75% 2032	370	465
Overseas Shipholding Group, Inc. 8.125% 2018	1,500	1,566
General Maritime Corp. 12.00% 2017	1,125	1,192
		46,509

BONDS & NOTES OF U.S. GOVERNMENT — 0.15%
U.S. Treasury 6.00% 2026	2,000	2,702

MORTGAGE-BACKED OBLIGATIONS2 — 0.14%
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20374	2,500	2,623

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.13%
Brazilian Treasury Bill 6.00% 204510	BRL3,837	2,307

MUNICIPALS — 0.11%
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	$2,000	2,097

Total bonds, notes & other debt instruments (cost: $1,549,476,000)		1,645,424

	Shares or
Convertible securities — 0.95%	principal amount

INFORMATION TECHNOLOGY — 0.49%
Suntech Power Holdings Co., Ltd. 3.00% convertible notes 2013	$4,000,000	3,470
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$2,000,000	2,040
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$756,000	748
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$1,119,000	1,144
Liberty Media Corp. 3.50% convertible notes 2031	$3,000,000	1,608
		9,010

CONSUMER DISCRETIONARY — 0.25%
Ford Motor Co. Capital Trust II 6.50% convertible preferred 2032	63,400	3,038
Saks Inc. 2.00% convertible notes 2024	$833,000	773
Cooper-Standard Holdings Inc. 7.00% convertible preferred7,9,11	5,052	741
		4,552

ENERGY — 0.08%
TUI Travel PLC, Series A, 1.625% convertible notes 2037	$1,500,000	1,496

FINANCIALS — 0.07%
Alexandria Real Estate Equities, Inc. 3.70% convertible notes 20274	$1,250,000	1,233

INDUSTRIALS — 0.06%
UAL Corp. 4.50% convertible notes 2021	$1,197,000	1,202

Total convertible securities (cost: $15,843,000)		17,493

		Value
Preferred stocks — 2.22%	Shares	(000)

FINANCIALS — 2.13%
Barclays Bank PLC 7.434%1,4	8,500,000	$8,755
Barclays Bank PLC 8.55%1,4	675,000	697
JPMorgan Chase & Co., Series I, 7.90%1	4,985,000	5,360
XL Capital Ltd., Series E, 6.50%1	5,500,000	4,592
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities4	160,000	4,260
Catlin Insurance Ltd. 7.249%1,4	4,725,000	3,875
Wells Fargo & Co., Series K, 7.98%1	2,930,000	3,098
Lloyds Banking Group PLC 6.657% preference shares1,4	3,970,000	2,839
Fleet Capital Trust II 7.92% 2026	1,300,000	1,346
Bank of America Corp., Series K, 8.00% noncumulative1	1,250,000	1,291
Citigroup Inc. 6.95% convertible preferred 2031	48,000	1,165
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative1,4	1,665,000	1,138
SMFG Preferred Capital USD 3 Ltd. 9.50%1,4	395,000	452
Ally Financial Inc., Series G, 7.00%4	490	441
Fannie Mae, Series O, 0%1,4,11	20,000	16
		39,325

CONSUMER DISCRETIONARY — 0.09%
Gray Television, Inc., Series D, 17.00%7,9,11	1,790,876	1,708

Total preferred stocks (cost: $34,748,000)		41,033

Common stocks — 1.16%

FINANCIALS — 0.61%
Bank of America Corp.	380,244	4,985
Citigroup Inc.11	1,207,723	4,710
CIT Group Inc.11	37,755	1,541
		11,236

CONSUMER DISCRETIONARY — 0.27%
Ford Motor Co.11	171,877	2,104
Cooper-Standard Holdings Inc.7,9,11	62,139	1,906
Gray Television, Inc.11	381,859	768
Time Warner Cable Inc.	2,666	144
Adelphia Recovery Trust, Series Arahova11	388,601	47
Adelphia Recovery Trust, Series ACC-6B7,11	1,000,000	20
Adelphia Recovery Trust, Series ACC-111	449,306	6
Charter Communications, Inc., Class A11	1,331	43
Forbes Travel Guide, Inc.7,9,11	7,285	2
American Media, Inc.7,9,11	84,516	1
		5,041

MATERIALS — 0.22%
Georgia Gulf Corp.11	245,797	4,016

TELECOMMUNICATION SERVICES — 0.05%
Sprint Nextel Corp., Series 111	127,382	590
CenturyLink, Inc.	8,725	344
XO Holdings, Inc.11	651	1
		935

INDUSTRIALS — 0.01%
Nortek, Inc.11	3,850	150
Quad/Graphics, Inc., Class A11	1,517	71
Atrium Corp.7,9,11	361	33
		254

INFORMATION TECHNOLOGY — 0.00%
HSW International, Inc.7,9,11	2,236	10

HEALTH CARE — 0.00%
Clarent Hospital Corp. Liquidating Trust7,11	80,522	3

Total common stocks (cost: $19,442,000)		21,495

Rights & warrants — 0.01%

CONSUMER DISCRETIONARY — 0.01%
Cooper-Standard Holdings Inc., warrants, expire 20177,9,11	11,422	165

Total rights & warrants (cost: $137,000)		165

	Principal amount
Short-term securities — 4.82%	(000)

General Electric Co. 0.17% due 10/1/2010	$27,500	27,500
Freddie Mac 0.265%–0.31% due 12/15/2010–1/19/2011	24,300	24,286
Federal Home Loan Bank 0.18% due 10/6/2010	13,800	13,800
Merck & Co. Inc. 0.19% due 10/26/20104	13,400	13,398
Straight-A Funding LLC 0.27% due 11/10/20104	10,000	9,997

Total short-term securities (cost: $88,976,000)		88,981

Total investment securities (cost: $1,708,622,000)		1,814,591
Other assets less liabilities		33,108

Net assets		$1,847,699

1Coupon rate may change periodically.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

3Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $133,069,000, which represented 7.20% of the net assets of the fund.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $474,946,000, which represented 25.70% of the net assets of the fund.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Step bond; coupon rate will increase at a later date.
7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $16,245,000, which represented .88% of the net assets of the fund.
8Scheduled interest and/or principal payment was not received.
9Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets
Cooper-Standard Holdings Inc.	5/25/2010–5/27/2010	$1,687	$1,906	.10%
Cooper-Standard Holdings Inc. 7.00% convertible preferred	5/26/2010	493	741	.05
Cooper-Standard Holdings Inc., warrants, expire 2017	5/25/2010–5/27/2010	137	165	.01
Gray Television, Inc., Series D, 17.00%	6/26/2008	1,701	1,708	.09
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	1,091	1,468	.08
Atrium Corp.	4/30/2010	33	33	—
HSW International, Inc.	12/17/2007	69	10	—
Forbes Travel Guide, Inc.	12/17/2007	2	2	—
American Media, Inc.	1/30/2009	1	1	—

Total restricted securities		$5,214	$6,034	.33%

10Index-linked bond whose principal amount moves with a government retail price index.
11Security did not produce income during the last 12 months.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of September 30, 2010, the fund had open forward currency contracts to sell currencies, as shown on the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
					Unrealized
			Contract amount		depreciation
	Settlement date	Counterparty	Receive	Deliver	at 9/30/2010

Sales:
Euros	10/12/2010	HSBC Bank	$593	€500	$(46)
Euros	10/14/2010	JPMorgan Chase	$3,820	€3,000	(270)
Euros	10/29/2010	JPMorgan Chase	$269	€200	(3)
Euros	10/29/2010	JPMorgan Chase	$8,140	€6,000	(37)
Euros	11/1/2010	Bank of New York Mellon	$4,089	€3,000	— *
					$(356)

*Amount less than one thousand
Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,624,039	$11,656	$1,635,695
Bonds & notes of U.S. government	—	2,702	—	2,702
Mortgage-backed obligations	—	2,623	—	2,623
Bonds & notes of governments outside the U.S.	—	2,307	—	2,307
Municipals	—	2,097	—	2,097
Convertible securities	3,038	13,714	741	17,493
Preferred stocks	1,165	38,160	1,708	41,033
Common stocks	19,520	—	1,975	21,495
Rights & warrants	—	—	165	165
Short-term securities	—	88,981	—	88,981
Total	$23,723	$1,774,623	$16,245	$1,814,591

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized depreciation on open forward currency contracts	$—	$(356)	$—	$(356)

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2010 (dollars in thousands):

	Beginning
	value	Net purchases	Net realized	Net realized	Net transfers	Ending value
	at 1/1/2010	and sales	loss	appreciation	into Level 3†	at 9/30/2010
Investment securities	$5,504	$8,904	$(809)	$2,434	$212	$16,245

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2010 (dollars in thousands):						$2,227

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$129,903
Gross unrealized depreciation on investment securities	(29,492)
Net unrealized appreciation on investment securities	100,411
Cost of investment securities for federal income tax purposes	1,714,180

Key to abbreviation and symbol

BRL = Brazilian reais
€= Euros

U.S. Government/AAA-Rated Securities Fund
Investment portfolio

September 30, 2010
unaudited

Bonds, notes & other debt instruments — 90.94%	Principal amount (000)	Value (000)

U.S. TREASURY BONDS & NOTES — 38.51%
U.S. Treasury 0.875% 2011	$22,250	$22,336
U.S. Treasury 0.875% 2011	22,250	22,324
U.S. Treasury 1.125% 2011	15,050	15,197
U.S. Treasury 4.875% 2011	19,250	19,771
U.S. Treasury 0.625% 2012	62,250	62,508
U.S. Treasury 0.875% 2012	38,200	38,480
U.S. Treasury 1.00% 2012	8,750	8,839
U.S. Treasury 2.00% 20121	10,475	10,848
U.S. Treasury 1.125% 2013	26,483	26,863
U.S. Treasury 1.375% 2013	18,330	18,700
U.S. Treasury 3.125% 2013	83,175	89,219
U.S. Treasury 1.75% 2014	38,500	39,771
U.S. Treasury 2.00% 20141	8,259	8,875
U.S. Treasury 2.375% 2014	30,000	31,665
U.S. Treasury 2.625% 2014	57,250	60,958
U.S. Treasury 2.50% 2015	32,800	34,776
U.S. Treasury 2.00% 20161	8,238	9,060
U.S. Treasury 2.50% 20161	7,826	8,892
U.S. Treasury 3.25% 2016	29,250	32,019
U.S. Treasury 3.25% 2016	24,000	26,198
U.S. Treasury 3.25% 2016	13,000	14,237
U.S. Treasury 3.25% 2017	2,000	2,181
U.S. Treasury 8.875% 2017	16,190	23,548
U.S. Treasury 3.50% 2018	33,750	37,279
U.S. Treasury 2.75% 2019	31,500	32,684
U.S. Treasury 3.125% 2019	53,000	56,337
U.S. Treasury 3.375% 2019	53,000	57,105
U.S. Treasury 3.625% 2019	32,250	35,471
U.S. Treasury 8.125% 2019	51,665	75,596
U.S. Treasury 3.625% 2020	108,150	118,631
U.S. Treasury 7.125% 2023	13,000	18,755
U.S. Treasury 5.25% 2028	5,000	6,320
U.S. Treasury 6.25% 2030	5,000	7,079
U.S. Treasury 4.50% 2036	7,000	8,052
U.S. Treasury 4.25% 2039	26,400	29,044
U.S. Treasury 4.375% 2040	44,000	49,424
U.S. Treasury 4.625% 2040	108,210	126,462
U.S. Treasury Principal Strip 0% 2019	5,000	4,089
		1,289,593

MORTGAGE-BACKED OBLIGATIONS — 37.96%
Federal agency mortgage-backed obligations2 — 37.60%
Fannie Mae 4.50% 2020	4,610	4,895
Fannie Mae 6.00% 2021	2,145	2,324
Fannie Mae 6.00% 2021	152	165
Fannie Mae 6.00% 2021	55	59
Fannie Mae 5.00% 2023	6,455	6,845
Fannie Mae 4.00% 2024	10,156	10,620
Fannie Mae 4.00% 2024	4,960	5,189
Fannie Mae 4.50% 2024	6,807	7,165
Fannie Mae 4.50% 2024	5,512	5,800
Fannie Mae 4.50% 2024	1,062	1,119
Fannie Mae 3.50% 2025	117,500	121,245
Fannie Mae 3.50% 2025	9,000	9,253
Fannie Mae 4.00% 2025	29,689	31,101
Fannie Mae 4.00% 2025	23,500	24,535
Fannie Mae 4.00% 2025	5,331	5,584
Fannie Mae 4.00% 2025	4,457	4,668
Fannie Mae 6.00% 2027	3,437	3,710
Fannie Mae 5.00% 2028	2,912	3,075
Fannie Mae 6.50% 2028	3,101	3,402
Fannie Mae 4.00% 2029	17,889	18,626
Fannie Mae 5.50% 2033	9,478	10,173
Fannie Mae 4.50% 2035	6,560	6,876
Fannie Mae 6.50% 2035	655	729
Fannie Mae 5.505% 20363	1,655	1,764
Fannie Mae 5.306% 20373	2,004	2,123
Fannie Mae 5.543% 20373	560	587
Fannie Mae 6.00% 2037	8,398	9,038
Fannie Mae 6.00% 2037	8,310	8,943
Fannie Mae 6.00% 2037	2,997	3,226
Fannie Mae 6.00% 2037	2,996	3,225
Fannie Mae 6.00% 2037	1,466	1,577
Fannie Mae 6.00% 2037	1,340	1,445
Fannie Mae 6.00% 2037	640	691
Fannie Mae 6.00% 2037	494	531
Fannie Mae 6.00% 2037	437	470
Fannie Mae 6.00% 2037	368	396
Fannie Mae 6.50% 2037	3,647	3,985
Fannie Mae 6.50% 2037	892	961
Fannie Mae 6.50% 2037	363	391
Fannie Mae 7.00% 2037	2,048	2,209
Fannie Mae 7.00% 2037	1,754	1,892
Fannie Mae 7.00% 2037	408	440
Fannie Mae 5.451% 20383	2,650	2,815
Fannie Mae 6.00% 2038	3,050	3,282
Fannie Mae 6.00% 2038	3,028	3,258
Fannie Mae 6.00% 2038	2,919	3,142
Fannie Mae 6.00% 2038	1,286	1,366
Fannie Mae 6.00% 2038	1,221	1,314
Fannie Mae 6.00% 2038	877	943
Fannie Mae 6.00% 2038	570	613
Fannie Mae 6.50% 2038	6,944	7,591
Fannie Mae 3.591% 20393	3,025	3,172
Fannie Mae 3.603% 20393	7,876	8,206
Fannie Mae 3.784% 20393	616	648
Fannie Mae 6.00% 2039	12,814	13,777
Fannie Mae 6.00% 2039	8,009	8,618
Fannie Mae 6.00% 2039	6,715	7,226
Fannie Mae 6.00% 2039	1,752	1,886
Fannie Mae 3.15% 20403,4	4,247	4,409
Fannie Mae 3.25% 20403,4	3,503	3,635
Fannie Mae 4.00% 2040	31,200	32,078
Fannie Mae 4.50% 2040	63,300	65,973
Fannie Mae 4.50% 2040	42,274	44,084
Fannie Mae 5.00% 2040	13,675	14,395
Fannie Mae 5.00% 2040	11,309	11,956
Fannie Mae 6.50% 2040	6,650	7,252
Fannie Mae 6.463% 20473	596	637
Fannie Mae, Series 2001-4, Class GB, 10.10% 20183	233	268
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	754	786
Fannie Mae, Series 2001-4, Class GA, 9.917% 20253	68	80
Fannie Mae, Series 2001-4, Class NA, 11.757% 20253	136	153
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,125	1,199
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,232	1,049
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	870	778
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	3,243	3,517
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,432	1,578
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	1,341	1,460
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 20393	323	382
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	324	377
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	95	103
Government National Mortgage Assn. 4.00% 2024	7,080	7,466
Government National Mortgage Assn. 4.00% 2024	844	890
Government National Mortgage Assn. 4.50% 2024	16,404	17,428
Government National Mortgage Assn. 4.50% 2024	4,063	4,317
Government National Mortgage Assn. 4.50% 2024	1,937	2,058
Government National Mortgage Assn. 4.50% 2024	1,732	1,844
Government National Mortgage Assn. 4.50% 2024	1,417	1,509
Government National Mortgage Assn. 4.00% 2025	16,050	16,927
Government National Mortgage Assn. 5.00% 2038	23,731	25,347
Government National Mortgage Assn. 5.50% 2038	5,284	5,684
Government National Mortgage Assn. 5.50% 2038	4,082	4,391
Government National Mortgage Assn. 5.50% 2038	3,597	3,862
Government National Mortgage Assn. 5.50% 2038	2,757	2,960
Government National Mortgage Assn. 5.50% 2038	1,693	1,821
Government National Mortgage Assn. 6.00% 2038	5,044	5,462
Government National Mortgage Assn. 6.00% 2038	3,038	3,314
Government National Mortgage Assn. 6.00% 2038	2,102	2,282
Government National Mortgage Assn. 6.50% 2038	8,338	9,155
Government National Mortgage Assn. 6.50% 2038	1,160	1,274
Government National Mortgage Assn. 3.50% 20393	1,871	1,955
Government National Mortgage Assn. 4.00% 2039	31,532	32,654
Government National Mortgage Assn. 4.00% 2039	1,260	1,306
Government National Mortgage Assn. 4.50% 2039	11,016	11,629
Government National Mortgage Assn. 4.50% 2039	7,859	8,296
Government National Mortgage Assn. 5.00% 2039	8,114	8,655
Government National Mortgage Assn. 4.00% 2040	49,075	50,852
Government National Mortgage Assn. 4.00% 2040	39,250	40,587
Government National Mortgage Assn. 4.00% 2040	19,289	19,976
Government National Mortgage Assn. 4.00% 2040	16,142	16,727
Government National Mortgage Assn. 4.00% 2040	6,740	6,984
Government National Mortgage Assn. 4.00% 2040	3,625	3,757
Government National Mortgage Assn. 4.50% 2040	16,264	17,147
Government National Mortgage Assn. 4.50% 2040	8,997	9,498
Government National Mortgage Assn. 4.50% 2040	8,647	9,128
Government National Mortgage Assn. 4.50% 2040	1,549	1,635
Government National Mortgage Assn. 4.50% 2040	1,480	1,562
Government National Mortgage Assn. 5.00% 2040	8,461	9,041
Government National Mortgage Assn. 5.00% 2040	6,199	6,625
Government National Mortgage Assn. 5.00% 2040	4,478	4,785
Government National Mortgage Assn. 5.00% 2040	2,869	3,066
Government National Mortgage Assn. 5.00% 2040	1,855	1,982
Government National Mortgage Assn. 5.00% 2040	410	438
Government National Mortgage Assn. 6.172% 2058	276	305
Government National Mortgage Assn. 6.22% 2058	3,589	3,976
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,729	1,942
Freddie Mac 4.50% 2019	3,303	3,504
Freddie Mac 4.50% 2023	6,799	7,167
Freddie Mac 5.00% 2023	412	437
Freddie Mac 4.50% 2024	11,819	12,439
Freddie Mac 5.00% 2024	5,612	5,956
Freddie Mac 5.50% 2024	15,296	16,471
Freddie Mac 4.00% 2025	91,580	95,615
Freddie Mac 4.00% 2025	12,673	13,276
Freddie Mac 4.00% 2025	12,022	12,571
Freddie Mac 4.00% 2025	6,311	6,611
Freddie Mac 4.00% 2025	6,129	6,421
Freddie Mac 4.00% 2025	3,200	3,346
Freddie Mac 4.00% 2025	3,169	3,319
Freddie Mac 6.00% 2026	2,951	3,182
Freddie Mac 6.00% 2027	6,081	6,557
Freddie Mac 2.711% 20353	739	776
Freddie Mac 5.851% 20363	7,183	7,673
Freddie Mac 5.911% 20373	336	350
Freddie Mac 4.80% 20383	3,323	3,550
Freddie Mac 5.431% 20383	1,118	1,182
Freddie Mac 5.50% 2038	3,432	3,659
Freddie Mac 6.00% 2038	8,145	8,824
Freddie Mac 5.00% 2040	12,135	12,758
Freddie Mac, Series K003, Class A2, 3.607% 2014	3,500	3,729
Freddie Mac, Series 2356, Class GD, 6.00% 2016	900	970
Freddie Mac, Series 1567, Class A, 0.713% 20233	249	249
Freddie Mac, Series 3061, Class PN, 5.50% 2035	420	463
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,306	1,167
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	1,251	1,062
Freddie Mac, Series 3257, Class PA, 5.50% 2036	1,415	1,540
Freddie Mac, Series 3233, Class PA, 6.00% 2036	1,277	1,413
Freddie Mac, Series 3312, Class PA, 5.50% 2037	5,844	6,285
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	15,820	16,028
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20115	950	944
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20195	1,188	1,215
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.809% 20483,5	852	854
		1,259,120

Commercial mortgage-backed securities2 — 0.36%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	6,750	7,245
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,561	1,580
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	1,071	1,086
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	1,032	1,044
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	870	903
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1, Class A-2, 4.262% 2040	102	102
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	67	68
		12,028

Total mortgage-backed obligations		1,271,148

FEDERAL AGENCY BONDS & NOTES — 13.97%
Federal Home Loan Bank 3.375% 2010	3,000	3,005
Federal Home Loan Bank 1.125% 2012	10,250	10,362
Federal Home Loan Bank 1.75% 2012	29,300	29,992
Federal Home Loan Bank 2.25% 2012	4,500	4,626
Federal Home Loan Bank 1.875% 2013	24,250	24,982
Federal Home Loan Bank 3.625% 2013	58,750	63,676
Federal Home Loan Bank 2.375% 2014	4,250	4,435
Federal Home Loan Bank 3.25% 2014	8,500	9,160
Federal Home Loan Bank 5.50% 2014	31,410	36,628
Federal Home Loan Bank 5.375% 2016	13,250	15,814
Federal Home Loan Bank 5.375% 2016	2,025	2,415
Federal Home Loan Bank 4.75% 2018	2,325	2,709
Freddie Mac 2.875% 2010	3,000	3,012
Freddie Mac 1.125% 2012	34,600	34,994
Freddie Mac 2.125% 2012	54,000	55,616
Freddie Mac 2.50% 2014	4,000	4,197
Freddie Mac 2.875% 2015	6,685	7,111
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 3.125% 2011	2,750	2,838
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.125% 2012	20,800	21,481
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	6,000	6,174
Fannie Mae 6.125% 2012	10,000	10,827
Fannie Mae 2.375% 2015	6,665	6,932
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.25% 2011	3,000	3,031
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	3,400	3,487
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	3,000	3,082
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	3,250	3,367
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	2,500	2,564
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	6,750	6,963
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	2,750	2,871
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 3.00% 2011	2,750	2,836
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	5,000	5,113
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	3,750	3,848
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	7,750	8,088
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 1.75% 2012	2,500	2,558
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 2.20% 2012	5,000	5,170
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	2,495	2,719
Small Business Administration, Series 2001-20K, 5.34% 20212	513	554
Small Business Administration, Series 2001-20J, 5.76% 20212	405	440
Small Business Administration, Series 2001-20F, 6.44% 20212	1,127	1,236
Small Business Administration, Series 2003-20B, 4.84% 20232	1,853	1,996
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 1.95% 2012	3,300	3,381
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	3,000	3,078
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	6,000	6,244
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	5,750	6,013
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	5,500	5,668
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,270
Tennessee Valley Authority 5.25% 2039	4,250	4,930
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,100	4,222
United States Agency for International Development, Republic of Egypt 4.45% 2015	1,000	1,134
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	2,000	2,521
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	3,300	3,385
Federal Agricultural Mortgage Corp. 4.875% 20115	1,000	1,012
		467,767

ASSET-BACKED OBLIGATIONS2 — 0.44%
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	5,126
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	2,862	2,970
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,551
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	1,470	1,508
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	1,122	1,155
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 20145	1,000	1,048
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20145	943	991
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	460	467
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	59	60
		14,876

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.06%
France Government Agency-Guaranteed, Société Finance 2.875% 20145	1,810	1,916

Total bonds, notes & other debt instruments (cost: $2,919,593,000)		3,045,300

Short-term securities — 21.07%

Procter & Gamble International Funding S.C.A. 0.18% due 10/4/20105	70,000	69,999
Procter & Gamble Co. 0.24% due 12/14/20105	23,800	23,790
Jupiter Securitization Co., LLC 0.23%–0.25% due 10/12–11/12/20105	84,200	84,189
Coca-Cola Co. 0.19%–0.22% due 10/18–11/15/20105	63,700	63,691
Wal-Mart Stores Inc. 0.18%–0.21% due 10/13–11/9/20105	58,700	58,692
Federal Home Loan Bank 0.165%–0.22% due 11/24/2010–3/23/2011	56,300	56,258
Variable Funding Capital Company LLC 0.23%–0.28% due 10/18–11/17/20105	50,200	50,186
General Electric Co. 0.17% due 10/1/2010	48,800	48,800
Private Export Funding Corp. 0.21% due 12/1/20105	40,000	39,986
Google, Inc. 0.26% due 3/21/20115	34,900	34,839
Straight-A Funding LLC 0.20%–0.23% due 10/18–11/19/20105	32,902	32,896
Hewlett-Packard Co. 0.19% due 10/7/20105	30,400	30,399
Merck & Co. Inc. 0.20% due 11/17/20105	29,000	28,992
Freddie Mac 0.17% due 11/19/2010	28,800	28,793
NetJets Inc. 0.22% due 11/2/20105	25,000	24,995
Federal Farm Credit Banks 0.20% due 4/5/2011	15,000	14,983
PepsiCo Inc. 0.17% due 11/10/20105	8,000	7,998
John Deere Credit Ltd. 0.21% due 10/8/20105	6,000	6,000

Total short-term securities (cost: $705,504,000)		705,486

Total investment securities (cost: $3,625,097,000)		3,750,786
Other assets less liabilities		(402,201)

Net assets		$3,348,585

1Index-linked bond whose principal amount moves with a government retail price index.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3Coupon rate may change periodically.
4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $8,044,000, which represented .24% of the net assets of the fund.

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $564,632,000, which represented 16.86% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,289,593	$—	$1,289,593
Mortgage-backed obligations	—	1,271,148	—	1,271,148
Federal agency bonds & notes	—	467,767	—	467,767
Asset-backed obligations	—	14,876	—	14,876
Bonds & notes of government agencies outside the U.S.	—	1,916	—	1,916
Short-term securities	—	705,486	—	705,486
Total	$—	$3,750,786	$—	$3,750,786

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the nine months ended September 30, 2010 (dollars in thousands):

	Beginning				Ending
	value	Net unrealized		Net realized	value
	at 1/1/2010	appreciation	Net sales	loss	at 9/30/2010
Investment securities	$1,522	$1,409	$(1,522)	$(1,409)	$—

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$125,190
Gross unrealized depreciation on investment securities	(291)
Net unrealized appreciation on investment securities	124,899
Cost of investment securities for federal income tax purposes	3,625,887

Cash Management Fund
Investment portfolio

September 30, 2010
unaudited

Short-term securities — 99.83%	Principal amount (000)	Value (000)

COMMERCIAL PAPER — 37.78%
E.I. duPont de Nemours and Co. 0.20% due 10/18/20101	$21,900	$21,898
Wal-Mart Stores Inc. 0.20% due 10/26/20101	21,800	21,797
Straight-A Funding LLC 0.26% due 10/19/20101	20,000	19,997
Bank of Nova Scotia 0.24% due 11/22/2010	20,000	19,994
Toronto-Dominion Holdings USA Inc. 0.21% due 10/5/20101	19,350	19,349
American Honda Finance Corp. 0.20% due 10/20/2010	19,300	19,298
NetJets Inc. 0.21% due 10/1/20101	18,400	18,400
Thunder Bay Funding, LLC 0.25% due 12/20/20101	18,000	17,987
Nokia Corp. 0.23% due 10/15/20101	15,000	14,998
Variable Funding Capital Corp. 0.27% due 11/16/20101	15,000	14,994
Electricité de France 0.24% due 11/29/20101	14,600	14,594
Roche Holdings, Inc. 0.23% due 12/2/20101	14,000	13,994
Novartis Securities Investment Ltd. 0.27% due 12/1/20101	12,100	12,095
Hewlett-Packard Co. 0.19% due 10/5/20101	10,000	10,000
Commonwealth Bank of Australia 0.22% due 11/15/20101	10,000	9,997
Medtronic Inc. 0.21% due 12/16/20101	9,900	9,895
Procter & Gamble International Funding S.C.A. 0.19% due 10/8/20101	6,600	6,600
		265,887

U.S. TREASURIES — 28.98%
U.S. Treasury Bills 0.145%–0.267% due 10/21–12/23/2010	204,000	203,959

FEDERAL AGENCY DISCOUNT NOTES — 27.44%
Freddie Mac 0.16%–0.22% due 10/6/2010–1/18/2011	157,100	157,050
Federal Home Loan Bank 0.17%–0.185% due 10/6–10/22/2010	36,051	36,049
		193,099

DISCOUNT NOTES — 2.84%
International Bank for Reconstruction and Development 0.22% due 11/30/2010	20,000	19,994

CERTIFICATES OF DEPOSIT — 2.79%
Bank of Montreal 0.23% due 11/1/2010	19,600	19,600

Total investment securities (cost: $702,531,000)		702,539
Other assets less liabilities		1,228

Net assets		$703,767

1Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $226,595,000, which represented 32.20% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At September 30, 2010, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$14
Gross unrealized depreciation on investment securities	(6)
Net unrealized appreciation on investment securities	8
Cost of investment securities for federal income tax purposes	702,531

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of American Funds Insurance Series. This and other important information is contained in the series’ prospectus and summary prospectuses, which can be obtained from a financial professional and should be read carefully before investing.

American Funds Insurance Series serves as an underlying investment option for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can be purchased only through insurance products. This material is not an offer of the funds.

MFGEFP-995-1110O-S25538

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: November 26, 2010

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: November 26, 2010